================================================================================
                                   Atlas Funds
                               Semi-Annual Report

                                 June 30, 1998
================================================================================



                                                              [ATLAS FUNDS LOGO]
                                                                  ATLAS FUNDS(R)

                             The investments you want from the people you trust.

Table of Contents
--------------------------------------------------------------------------------

Letter from the President ..............................................     2

Atlas Stock and Bond Fund Total Returns  ...............................     5

Statements of Investments in Securities and Net Assets  ................     6

Statements of Assets and Liabilities  ..................................    34

Statements of Operations  ..............................................    36

Statements of Changes in Net Assets   ..................................    38

Financial Highlights   .................................................    42

Notes to Financial Statements   ........................................    52

[ATLAS ANNUITIES LOGO]
ATLAS ANNUITIES(R)



            From the office of Marion O. Sandler
            President and Chief Executive Officer


            Dear Valued Shareholder,

              We are pleased to report that during the first half of 1998 all of our funds provided solid returns, which are attributable, in part, to continued strength in the stock and bond markets.

              In general,  the U.S. economy  remained  robust.  The unemployment rate stayed low, closing the second quarter at 4.5%. Consumer confidence rose, and retail sales and personal consumption continued to be strong. Sales of new and existing homes also increased, due largely to a 30-year fixed mortgage rate that approached a low 7%.

              The  inflationary  pressures  created  by a strong  economy  eased during the second quarter, as the rate of economic growth decreased and corporate earnings slowed. This slowdown translated into good news for the stock market, because it allowed the Federal Reserve to remain on the sidelines, with no increases in interest rates. For the first six months of the year, the Consumer Price Index, one measure of inflation, rose at an annualized rate of only 1.4%.


                       The Markets In Review, Year to Date

              The overall economic environment contributed to the stock market's continuing climb, though the market did experience its ups and downs. On May 13th, the Dow Jones Industrial Average (DJIA) closed above 9200 for the first time ever and, although it fell back somewhat by June 30th, ended the first half of the year with a gain of 13.2%.

              Throughout the first six months of 1998, blue chip and other large capitalization stocks outperformed medium sized and small companies. Investors, responding to a slowing in earnings growth, directed more money into the relative safety and predictability of larger businesses, which usually perform better in a weaker economy.

              In the bond market,  money poured into U.S. Treasuries as American investors anticipated falling interest rates and foreign buyers sought a safe harbor from the turmoil in international markets. With increased demand driving prices up, the yield on the benchmark 30-year Treasury bond reached a record low of 5.58% on June 15th.

              The following  sections provide an overview of the Atlas Funds for the first half of 1998. The total returns discussed below are for Class A shares (for complete performance information, please see page 5). Of course, past performance is no guarantee of future results, but the funds' track records are certainly worth noting.


                                   Stock Funds

              The Growth and Income Fund rewarded  investors with a 15.52% total return in the first half of the year, outdistancing the Lipper average return for growth and income funds of 12.12%. For the 12 months ended June 30th, total return was 29.93%, ranking the fund in the top 12% of its peer group.(1) Recent strong performance can be attributed to the manager's ability to identify companies with sustainable revenue and earnings growth in a slowing economy. Investments in consumer cyclicals, selected technology sectors, and financial stocks contributed to the impressive returns. As of June 30th, the portfolio contained 82% stocks, 8% convertible securities, 5% bonds, and 5% cash.

              The Global  Growth Fund  achieved a 14.74% gain for the first half of the year, outperforming the Lipper average return for global funds of 14.06%. The total return for the 12 months ended June 30, 1998 was 21.03%, placing Atlas in the top 23% of global funds.(2) The fund's performance in 1998 was assisted by several factors: 1) a low exposure to Japan and other Asian countries, 2) good performance from several of its largest holdings in Europe, and 3) a meaningful investment in U.S. zero-coupon Treasuries. At the end of the second quarter, the countries where the fund maintained the largest positions were the U.S. (25%), Great Britain (15%), France (12%), Germany (8%), and Italy (4%).

              The Strategic  Growth Fund  outperformed  the Dow Jones Industrial
            Average with a first half total return of 13.88%, despite the fact that cash averaged more than 22% of the fund's portfolio, well above the average for other growth funds. Performance was helped by holdings in consumer cyclicals and consumer finance stocks. The fund's manager anticipates that U.S. corporate earnings will slow further over the near term. As a result, he expects to maintain a defensive posture and an above-average cash position until opportunities become available to buy stocks at better price levels.

              The Emerging  Growth Fund had a total return of 8.54% in the first six months of the year, significantly outperforming the Lipper average for small company funds of 6.46%. As a category, small company stocks closed the first half well behind the large company averages, and many analysts believe that the relative underperformance of emerging companies has begun to create attractive investment opportunities in this sector. The stocks which contributed most positively to performance during the first half were in technology, healthcare, and consumer products. On June 30th, the fund was invested 85% in stocks and 15% in cash, a higher-than-average cash level for small company funds. The manager believes it prudent to hold some reserves in anticipation of better opportunities.

              The Balanced  Fund  generated a total return of 7.80% in the first half. The total return for the 12 months ended June 30, 1998 was 21.19%, placing it in the top 20% of all balanced funds.(3) As our most conservative stock fund, it continues to maintain a defensive investment strategy, resulting in a large cash position and a focus on high dividend paying equities. As of June 30th, the fund's holdings were 35% in common stocks, 26% in bonds, 14% in convertible securities, and 25% in cash. Stock groups that contributed to the fund's 1998 performance were banks, as well as drug, retail, and insurance company stocks.


                                   Bond Funds

              The Strategic  Income Fund produced a total return of 3.34% in the first six months of the year, which exceeded the Lipper average return for multi-sector income funds of 2.71%. For the 12 months ended June 30th, a total return of 8.67% placed the fund in the top 22% of its peers.(4) The fund's 1998 performance is attributed to a rally in the Treasury bond market, as well as to large investments in high yield and European securities. Throughout the first six months of the year, the fund remained underweighted in bonds from Asian and Latin American countries, which continued to experience currency instability and slow growth. At the end of the first half, the fund was invested 46% in U.S. Government securities, 29% in high yield U.S. corporates, 19% in foreign fixed income debt, and 6% in cash.

              The U.S. Government and Mortgage Securities Fund generated a total return of 2.99% during the first half of the year, as mortgage-backed securities operated within a very challenging investment environment. The lowest long-term interest rates that our economy has experienced in a generation spurred a significant level of mortgage refinancings, forcing the manager to replace older, higher coupon securities with current market issues at lower yields. Nonetheless, the Atlas U.S. Government and Mortgage Securities Fund continues to offer a portfolio that contains only AAA rated investments, with a 30-day yield on June 30th of 6.28% that is among the highest in its peer group. In fact, the fund has ranked in the top 15% of U.S. Government funds for yield in every month for the past five years.(5)

              The  California  Municipal  Bond Fund  produced a first half total return of 2.45%, exceeding the Lipper average return for California municipal debt funds of 2.28%. In order to generate higher yields and total returns, the manager began a program of extending maturities, which had been shorter than comparable municipal funds, to a level that is closer to the peer group average, and has also been selectively investing in A and BBB rated securities. However, the fund continues to hold one of the highest quality portfolios in its class, with 92% of its assets invested in bonds rated AAA and AA, ranking it in the top 2% of its peers for credit quality.(6)

                                                        (continued on next page)

              The National  Municipal  Bond Fund  experienced  an above  average
            2.45% total return for the first half of the year. Similar to the California Municipal Bond Fund, the manager sought to increase yields and total returns by lengthening maturities, previously shorter than average for comparable municipal funds, and selectively investing in A and BBB investment grade securities. Even so, the fund continues to hold one of the highest quality portfolios of its type, with 78% of its assets invested in bonds with AAA and AA credit ratings, placing it in the top 18% of general municipal debt funds for credit quality.(6)


                                   Money Funds

              For the first  half of the  year,  the  Atlas  money  funds - U.S.
            Treasury Money, National Municipal Money, and California Municipal Money - have provided investors with attractive after-tax yields and investment stability. As always, our money funds, unlike many of their peers, hold only top quality securities. Additionally, our municipal money funds have continued to avoid securities backed by Japanese letters of credit (LOCs). Because of Japan's weak economy and the pressure it has placed on the country's banks, issues backed by Japanese LOCs still do not meet the stringent quality standards that we have imposed on our money market portfolios.


                               The Atlas Advantage

              When you invest in any Atlas Fund,  you don't have to pay one cent in sales charges.(7) And as an added benefit, your Atlas no load mutual funds come with the knowledge and expertise of a friendly Atlas Representative. Instead of doing business with some cold, impersonal voice over the phone, you'll meet with your Atlas Representative, person-to-person, in the comfort of a nearby branch of our sister company - World Savings. Atlas offers you the kind of personal attention and professional advice that most no load funds simply do not provide.


               The Investments You Want From the People You Trust

              As a sister  company  of  World  Savings  and a member  of the $40 billion-strong Golden West Financial Corporation, Atlas is dedicated to giving you the quality products, personal service and caring professional advice you've come to expect from World. Your Atlas Representative will be happy to answer any questions you have about your funds, provide you with more information about Atlas annuities, or prepare a complimentary review of your investment portfolio. For an appointment, simply call 1-800-933-ATLAS (1-800-933-2852). We appreciate the trust you've placed in Atlas, and we look forward to serving you for many years to come.

            Sincerely,

            /s/ Marion O. Sandler

            (Mrs.) Marion O. Sandler
            President and Chief Executive Officer

            (1) Lipper  Analytical  Services,  Inc. ranked the Growth and Income
                Fund 77 out of 669 for total return for one year, and 142 out of 275 for five years ended 6/30/98 for the Growth and Income Fund category.
            (2) Lipper Analytical  Services,  Inc. ranked the Global Growth Fund
                42 out of 189 for total return for the one year period ended 6/30/98 for the Global Fund category.
            (3) Lipper Analytical Services, Inc. ranked the Balanced Fund 73 out of 373 for total return for the one year period ended 6/30/98 for the Balanced Fund category.
            (4) Lipper  Analytical  Services,  Inc. ranked the Strategic  Income
                Fund 18 out of 83 for total return for one year ended 6/30/98 for the Multi-Sector Income Fund category.
            (5) Lipper Analytical Services,  Inc. ranked the U.S. Government and
                Mortgage Securities Fund 176 out of 181 for total return for one year and 46 out of 96 for five years ended 6/30/98 for the General U.S. Government Fund category. The source for yield rankings is the Lipper Mutual Fund Yield Survey, June 30, 1998.
            (6) Source: Lipper - Portfolio Analysis Report on Fixed Income Funds
                (Tax-Exempt), March 31, 1998.
            (7) No load pricing applies to Class A shares.

Atlas Stock and Bond Fund Total Returns                                                        for periods ended June 30, 1998
------------------------------------------------------------------------------------------------------------------------------


                                          Class A Shares                                   Class B Shares
                             ----------------------------------------- -------------------------------------------------------
                             12 Months   5 Years   Inception To Date         12 Months               Inception To Date
                             ----------- --------- ------------------- --------------------- ---------------------------------
                             at          at        at      inception   without    with       without    with       inception
                             net         net       net     date        deferred   deferred   deferred   deferred   date
                             asset       asset     asset               sales      sales      sales      sales
                             value       value     value               charge     charge*    charge     charge*
                             %           %         %                   %          %          %          %
------------------------------------------------------------------------------------------------------------------------------
Stock Funds:

Emerging Growth_______________ 13.42        N.A.   34.31      4/97       12.64       9.64      33.33      30.88    4/97

Global Growth_________________ 21.03        N.A.   23.58      4/96       20.40      17.40      22.81      22.08    4/96

Strategic Growth______________ 23.96        N.A.   19.67     10/93       23.12      20.12      23.04      22.77    7/94

Growth and Income_____________ 29.93      19.24    18.38     12/90       29.48      26.48      24.63      24.37    7/94

Balanced______________________ 21.19        N.A.   14.39     10/93       20.52      17.52      17.51      17.21    7/94


Bond Funds:

Strategic Income______________  8.67        N.A.   10.41      5/96        7.86       4.87       9.53       8.67    5/96

U.S. Government
and Mortgage
Securities____________________  7.58       5.81     8.06      1/90        7.05       4.05       7.51       7.10    7/94

California
Municipal Bond________________  7.97       5.44     7.71      1/90        7.34       4.34       6.24       5.82    7/94

National
Municipal Bond________________  8.13       5.60     7.90      1/90        7.50       4.50       6.52       6.10    7/94

* Assumes complete  redemption at the end of the given period and imposition of the maximum  Contingent  Deferred Sales
Charge

                                                                                                                      5

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


Atlas U.S. Treasury Money Fund
--------------------------------------------------------------------------------

                                                                value
                                            face amount       (note 1)
                                            -------------   ---------------

United States Treasury Bills - 1.30%
  4.95% due 10/08/98 ......................  $   755,000     $    744,723
                                                             ------------
  Total United States Treasury Bills (cost: $744,723)             744,723
                                                             ------------
United States Treasury Notes - 98.79%
  4.75% due 08/31/98 - 10/31/98 ...........   19,135,000       19,384,884
  5.50% - 5.88% due 08/15/98 - 11/15/98 ...   19,045,000       19,238,642
  6.00% - 6.13% due 08/31/98 - 09/30/98 ...   13,215,000       13,445,751
  8.25% - 8.88% due 07/15/98 - 11/15/98 ...    4,170,000        4,325,955
                                                             ------------
  Total United States Treasury Notes (cost: $56,395,232)       56,395,232
                                                             ------------
Total Securities (cost: $57,139,955) - 100.09%                 57,139,955
Other Assets and Liabilities, Net - (0.09)%                       (52,151)
                                                             ------------
Net Assets - 100.00%                                         $ 57,087,804
                                                             ============



Atlas California Municipal Money Fund
--------------------------------------------------------------------------------

                                                              value
                                            face amount      (note 1)
                                            -------------   -------------

Tax-Exempt Commercial Paper - 6.01%
  Los Angeles, Metro Transportation
   Authority, 3.40% due 08/06/98 ..........  $ 1,000,000     $ 1,000,000
  Sacramento, Municipal Utility District,
   Series I, 3.35% due 09/09/98 ...........    1,500,000       1,500,000
                                                            ------------
  Total Tax-Exempt Commercial Paper (cost: $2,500,000)         2,500,000
                                                            ------------
Fixed Rate Bonds and Notes - 23.11%
  Alameda County, Unified School District,
   Tax and Revenue Anticipation Notes,
   4% due 06/30/99 ........................    2,000,000       2,005,760
  Anaheim, Electrical Revenue,
   4.50% due 10/01/98 .....................      250,000         250,612
  California State, General Obligation,
   4% due 09/01/98 ........................      100,000         100,025
  Conejo Valley, Unified School District,
   Tax and Revenue Anticipation Notes,
   4.25% due 07/02/98 .....................    1,000,000       1,000,000
  Contra Costa Water District Revenue,
   Series B, 7.625% due 10/01/98  .........    1,000,000       1,029,373
  Glendale Redevelopment Agency, Tax
   Allocation Revenue, AMBAC Insured,
   7.10% due 12/01/98 .....................    1,385,000       1,431,175
  Industry, FGIC Insured, 7% due 07/01/98        100,000         100,000
  Los Angeles, Unified School District,
   Tax and Revenue Anticipation Notes,
   4.50% due 07/01/98 .....................    1,000,000       1,000,000
  Monterey County, COP, Natividad Medical
   Center Improvement, Series E, MBIA
   Insured, 4% due 08/01/98 ...............      245,000         245,061
  Moreland, School District Refunding,
   FSA Insured, 9% due 09/01/98 ...........      200,000         201,742



Atlas California Municipal Money Fund                                (continued)
--------------------------------------------------------------------------------

                                                                value
                                              face amount      (note 1)
                                              -------------   ------------

  Northern California Power Agency
   Public Power Revenue Refunding,
   Hydroelectric Project 1, Series B,
   8% due 07/01/98 ..........................   $  200,000     $  200,000
  Sacramento, Municipal Utility District
   Electric Revenue, Series I, MBIA Insured,
   4.90% due 01/01/99 .......................      250,000        251,593
  San Diego County,
   Regional Transportation Commission
   Sales Tax, Series A,
   6.20% due 04/01/99 .......................      500,000        509,585
  San Diego County, Tax and
   Revenue Anticipation Notes,
   4.50% due 09/30/98 .......................    1,000,000      1,001,719
  Statewide Communities Development
   Corp. Revenue, Industrial Development,
   COP, Sutter Health Obligated Group,
   AMBAC Insured, 5% due 08/15/98 ...........      180,000        180,298
  Sunnyvale, COP, Parking Facilities
   Refunding, Series A, AMBAC Insured,
   4.50% due 10/01/98 .......................      115,000        115,283
                                                              -----------
  Total Fixed Rate Bonds and Notes (cost: $9,622,226)           9,622,226
                                                              -----------
Variable Rate Demand Notes* - 75.03%
  Alameda County, Industrial Development
   Agency, Tool Family Partnership, AMT,
   Series A, 3.50% due 07/01/27 .............    1,000,000      1,000,000
  Alameda-Contra Costa, School Financing
   Authority, 3.20% due 07/01/16 ............    1,000,000      1,000,000
  Eastern Municipal Water District, Water
   and Sewer Revenue, COP, FGIC Insured,
   3% due 07/01/20 ..........................    1,400,000      1,400,000
  Fairfield, Industrial Development
   Authority, Meyer Cookware Industries,
   Inc. Project, Series A, AMT,
   3.60% due 05/01/27 .......................      400,000        400,000
  Foothill/Eastern Corridor Agency
   California Toll Road Revenue, Series C,
   3.10% due 01/02/35 .......................      700,000        700,000
  Glendale, Revenue Reliance
   Development, Public Parking,
   3.70% due 12/01/14 .......................      500,000        500,000
  Imperial County, COP, Capital Projects,
   3.10% due 09/01/17 .......................      500,000        500,000
  Lassen Municipal Utility District, Revenue
   Refunding, Series A, AMT, FSA Insured,
   3.45% due 05/01/08 .......................      900,000        900,000
  Los Angeles, Regional Airports
   Improvement Corp. Lease Revenue,
   American Airlines, Los Angeles
   International Airport,
   Series A, 4% due 12/01/24 ................      600,000        600,000
   Series D, 4% due 12/01/24 ................      600,000        600,000
   Series G, 4% due 12/01/24 ................      400,000        400,000
  Los Angeles County, Regional Airports
   Improvement Corp.,
   Terminal Facilities Completion Revenue,
   Los Angeles International Airport, AMT,
   4.05% due 12/01/25 .......................    1,000,000      1,000,000
   4% due 12/01/25  .........................    2,000,000      2,000,000


6     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



Atlas California Municipal Money Fund                                (continued)
--------------------------------------------------------------------------------

                                                                value
                                              face amount      (note 1)
                                              -------------   ------------

  Moorpark, Multi-Family Revenue,
   LeClub Apartments Project, Series A,
   3.05% due 11/01/15 .......................   $  300,000     $  300,000
  Northern California Power Agency Public
   Power Revenue Refunding, Geothermal
   Project 3, Series A, AMBAC Insured,
   3.10% due 07/01/05 .......................    1,400,000      1,400,000
  Oakland, Educational Development
   Revenue, Allen Temple Family Life,
   Series A, 3.30% due 08/01/27 .............    1,000,000      1,000,000
  Otay, Water District, COP, Capital
   Projects, 3.15% due 09/01/26 .............      700,000        700,000
  Palm Springs, Community
   Redevelopment Agency, COP,
   Project #2, 3.25% due 12/01/14 ...........      300,000        300,000
   Project #10, 3.25% due 12/01/14 ..........      400,000        400,000
  Pasadena, COP, Rose Bowl Improvement
   Project, 3.20% due 12/01/11 ..............      100,000        100,000
  Riverside, Multi-Family Revenue
   Refunding, Sierra Apartments, Series A,
   3.15% due 06/01/05 .......................      500,000        500,000
  San Bernardino County, Industrial
   Development Revenue, Tower Industries,
   Series IV, AMT, 3.05% due 12/01/06 .......      790,000        790,000
  San Diego County, Multi-Family Housing
   Revenue, Country Hills, Series A,
   3% due 08/15/13 ..........................      280,000        280,000
  San Jose, Multi-Family Mortgage Revenue,
   Somerset Park, Series A, AMT,
   3.30% due 11/01/17   .....................    1,600,000      1,600,000
  San Leandro, Multi-Family, Carlton Plaza
   Project, Series A, 3.45% due 10/01/27  ...    1,000,000      1,000,000
  State Educational Facilities Authority
   Revenue, Foundation for Educational
   Achievement, Series A,
   3.30% due 07/01/26 .......................      800,000        800,000
  State Health Facilities Financing
   Authority Revenue Refunding,
   Catholic Healthcare West, Series D,
   MBIA Insured, 3% due 07/01/18 ............    1,000,000      1,000,000
  State Housing Finance Agency
   Revenue Refunding,
   Catholic Healthcare, Series C,
   3% due 07/01/22 ..........................      600,000        600,000
   Multi-Family Housing III, Series B, AMT,
   3.25% due 05/01/39 .......................    1,600,000      1,600,000
   Pool Program, Series 1990A,
   3.10% due 09/01/20 .......................      600,000        600,000
  State Pollution Control Financing
   Authority, Pollution Control
   Revenue Refunding,
   Chevron USA, Inc. Project,
   3.65% due 05/15/02 .......................      300,000        300,000
   Pacific Gas & Electric Co., Series B, AMT,
   3.25% due 12/01/16 .......................    1,000,000      1,000,000
  Statewide Communities Development,
   Multi-Family, Sunrise of Moraga,
   Series A, AMT, 4.10% due 07/01/27 ........      500,000        500,000



Atlas California Municipal Money Fund                                (continued)
--------------------------------------------------------------------------------

                                                                 value
                                             face amount        (note 1)
                                             -------------   ----------------

  Statewide Communities Development
   Corp. Revenue, Industrial Development,
   COPS,
   Citrus Valley Health, MBIA Insured,
   3.55% due 04/01/28 ......................   $  200,000     $    200,000
   Encore Video, AMT, 3.45% due 08/01/07          300,000          300,000
   Florestone, AMT, 3.45% due 05/01/09   ...      785,000          785,000
   Karcher Property Project, Series C, AMT,
   3.25% due 12/01/19 ......................    1,000,000        1,000,000
   Setton Properties Project, AMT,
   3.55% due 10/01/10 ......................      900,000          900,000
   Staub Project, Series A, AMT,
   3.45% due 08/01/02 ......................      580,000          580,000
   Tri-Valley Industrial Development,
   Series F, AMT, 3.25% due 12/01/10 .......      700,000          700,000
  Stockton, Multi-Family, Mariners
   Pointe Association, Series A,
   3.20% due 09/01/18 ......................    1,000,000        1,000,000
                                                              ------------
  Total Variable Rate Demand Notes (cost: $31,235,000)          31,235,000
                                                              ------------
Total Securities (cost: $43,357,226) - 104.15%                  43,357,226
Other Assets and Liabilities, Net - (4.15)%                     (1,727,909)
                                                              ------------
Net Assets - 100.00%                                          $ 41,629,317
                                                              ============



Atlas National Municipal Money Fund
--------------------------------------------------------------------------------

                                                               value
                                             face amount      (note 1)
                                             -------------   -----------

Tax-Exempt Commercial Paper - 5.55%
  West Virginia, Public Energy Authority,
   Energy Revenue, Morgantown
   Association Project, AMT,
   3.55% due 08/03/98 ......................   $ 300,000      $ 300,000
                                                             ----------
  Total Tax-Exempt Commercial Paper (cost: $300,000)            300,000
                                                             ----------
Fixed Rate Bonds and Notes - 26.01%
  Austin, Texas Independent School District
   Refunding, 6.10% due 08/01/98 ...........     150,000        150,272
  Illinois, Health Facilities Authority,
   Servantcor Project, Series A,
   FSA Insured, 5.15% due 08/15/98 .........     300,000        300,412
  Logan, Utah, Water, Sewer & Solid Waste
   Revenue, Series A, AMBAC Insured,
   3.70% due 12/15/98 ......................     180,000        179,996
  Olathe, Kansas, Health Facility Revenue,
   Olathe Medical Center Project, Series A,
   AMBAC Insured, 4.75% due 09/01/98 .......     135,000        135,191
  Rhode Island, Clean Water Protection
   Financing Agency, Water Pollution
   Control Revenue Pooled Loan, MBIA
   Insured, Series A, 5.45% due 10/01/98 ...     150,000        150,656

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas National Municipal Money Fund                                  (continued)
--------------------------------------------------------------------------------

                                                                  value
                                                face amount      (note 1)
                                                -------------   ------------

  Shawnee County, Kansas, Unified School
   District #437, Auburn-Washburn,
   FGIC Insured, 5.50% due 09/01/98 ...........   $ 90,000       $   90,232
  Washoe County, Nevada School District,
   MBIA Insured, 4.90% due 08/01/98 ...........    200,000          200,200
  Winslow Township, New Jersey, AMBAC
   Insured, 7.80% due 07/01/98 ................    100,000          100,000
  Wisconsin State, Series 3,
   4.125% due 11/01/98 ........................    100,000          100,121
                                                                -----------
  Total Fixed Rate Bonds and Notes (cost: $1,407,080)             1,407,080
                                                                -----------
Variable Rate Demand Notes* - 68.32%
  Alachua County, Florida, Housing Finance
   Authority, Shands Teaching Hospital,
   MBIA Insured, Series B,
   3.50% due 12/01/26 .........................    100,000          100,000
  Alaska Industrial Development and
   Export Authority, Fairbanks Goldmining,
   AMT, 3.65% due 05/01/09 ....................    100,000          100,000
  Anchorage, Alaska, Higher Education,
   Alaska Pacific University,
   3.60% due 07/01/17 .........................    100,000          100,000
  Campbell County, Virginia, Industrial
   Development and Export Authority,
   Hadson Power, AMT,
   4.05% due 04/01/15 .........................    100,000          100,000
  Chicago, Illinois, O'Hare International
   Airport, Series B, AMT,
   3.65% due 01/01/18 .........................    200,000          200,000
  Clark County, Nevada, Airport
   Improvements, Series A-2, AMT,
   3.65% due 07/01/25 .........................    100,000          100,000
  Dubuque, Iowa, Industrial
   Development Revenue,
   Swiss Valley Farms Co. Project,
   AMT, 3.70% due 12/01/01 ....................    100,000          100,000
  Duluth, Minnesota, Educational
   Development Authority,
   Health Care Facilities Revenue,
   Miller Dwan, 4% due 06/01/19 ...............    200,000          200,000
  Florida, Housing Finance Agency,
   Multi-Family Refunding, Series E,
   3.70% due 04/01/26  ........................    200,000          200,000
  Grapevine, Texas, Industrial
   Development Corp.,
   American Airlines, Series B4,
   4% due 12/01/24  ...........................    100,000          100,000
  Halifax County, North Carolina, Industrial
   Facilities Agency & Pollution Control
   Facilities Agency, Westmoreland, AMT,
   4.05% due 12/01/19  ........................    100,000          100,000
  Illinois, Housing Finance Authority, Sisters
   Service Hospital, Series E, MBIA Insured,
   3.55% due 12/01/14 .........................    200,000          200,000
  Independence, Missouri, Industrial
   Development Authority Revenue,
   Groves & Graceland, Series A,
   4% due 11/01/27 ............................    200,000          200,000



Atlas National Municipal Money Fund                                  (continued)
--------------------------------------------------------------------------------

                                                           value
                                        face amount      (note 1)
                                        -------------   -------------

  Indiana State, Employment Development
   Commission, Triangle Ventures, AMT,
   3.90% due 01/01/14 .................   $200,000       $   200,000
  Marion County, West Virginia,
   County Commission Solid Waste
   Disposal Facility Revenue, Granttown
   Project, Series A, AMT,
   3.65% due 10/01/17 .................    100,000           100,000
  Municipal Electric Authority,
   Georgia, Project One, Series E,
   3.40% due 01/01/26 .................    200,000           200,000
  Ohio State, Environmental Improvement
   Revenue, Newark Group
   Industries, Inc. Project, AMT,
   3.60% due 12/01/26 .................    300,000           300,000
  South Carolina, Jobs Economic
   Development Authority,
   Series 1991, AMT,
   4.05% due 04/01/17 .................    200,000           200,000
  St. Louis, Missouri, Industrial
   Development Authority, Service
   Merchandise Corp., Inc. Project,
   3.65% due 09/15/98 .................    100,000           100,000
  Thornton, Colorado Industrial
   Development Revenue, Service
   Merchandise Corp., Inc. Project,
   3.65% due 12/15/99 .................    200,000           200,000
  Utah State Board of Regents, Student
   Loan Revenue, Series C, AMT,
   AMBAC Insured, 3.50% due 11/01/13       200,000           200,000
  Washington, Health Care Facilities
   Authority, Fred Hutchinson
   Cancer Center,
   3.75% due 01/01/23 .................    200,000           200,000
  Winston-Salem, North Carolina, COP,
   Risk Acceptance Management Corp.,
   3.65% due 07/01/09 .................    195,000           195,000
                                                        ------------
  Total Variable Rate Demand Notes (cost: $3,695,000)      3,695,000
                                                        ------------
Total Securities (cost: $5,402,080) - 99.88%               5,402,080
Other Assets and Liabilities, Net - 0.12%                      6,525
                                                        ------------
Net Assets - 100.00%                                     $ 5,408,605
                                                        ============



Atlas California Municipal Bond Fund
--------------------------------------------------------------------------------

                                                          value
                                        face amount      (note 1)
                                        -------------   -----------

Bonds - 97.89%
  Anaheim Public Financing Authority,
   Lease Revenue Capital Appreciation,
   Series C, FSA Insured,
   0% due 09/01/32 ....................  $ 5,000,000     $ 842,550



8     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


Atlas California Municipal Bond Fund                                 (continued)
--------------------------------------------------------------------------------

                                                              value
                                            face amount      (note 1)
                                            -------------   ------------

  Anaheim Public Financing Authority,
   Lease Revenue Public Improvements
   Project, Series A, FSA Insured,
   5% due 03/01/37 ........................   $6,000,000     $5,810,220
  Brea, Public Finance Authority Revenue
   Tax Allocation, Redevelopment Project
   AB, Un-Refunded, Series A,
   MBIA Insured, 6.75% due 08/01/22 .......      660,000        719,618
  Burbank, Glendale, Pasadena Airport
   Authority, Airport Revenue Refunding,
   AMBAC Insured, 6.40% due 06/01/10 ......    2,000,000      2,149,920
  Central Coast Water Authority, Revenue
   Refunding, State Water Project, Regional
   Facilities, Series A, AMBAC Insured,
   5% due 10/01/22 ........................    3,250,000      3,169,465
  Contra Costa Water District, Water
   Treatment Revenue Refunding, Series G,
   MBIA Insured, 5.90% due 10/01/08 .......    3,600,000      3,953,196
  Cotati-Rohnert Park Unified School
   District, Series A, FGIC Insured,
   6% due 08/01/15 ........................      905,000        945,227
  Elk Grove Unified School District,
   Special Tax Refunding, Community
   Facilities District 1, AMBAC Insured,
   6.50% due 12/01/24    ..................    1,500,000      1,829,130
  Fresno Water System Revenue,
   Water Remediation Project, Series A,
   FGIC Insured,
   7.50% due 06/01/05 .....................      715,000        843,500
  Kern High School District Refunding,
   MBIA Insured, Series 1990-C,
   6.25% due 08/01/12 .....................    1,200,000      1,392,684
  Long Beach Harbor Revenue, AMT,
   MBIA Insured, 5.25% due 05/15/25 .......    2,000,000      1,999,880
  Los Angeles, Harbor Development
   Revenue, 7.60% due 10/01/18 ............      140,000        178,699
  Los Angeles, Wastewater System
   Revenue Refunding,
   Series A, MBIA Insured,
   5.875% due 06/01/24 ....................    2,250,000      2,390,940
   Series B, AMBAC Insured,
   6.25% due 06/01/12 .....................    2,500,000      2,722,025
  Los Angeles County, Public Works
   Financing Authority, Lease Revenue
   Refunding, Series B, MBIA Insured,
   5.25% due 09/01/15 .....................    1,000,000      1,018,070
  Los Angeles County,
   Transportation Commission,
   Sales Tax Revenue, Proposition C,
   Second Series A, MBIA Insured,
   6.25% due 07/01/13 .....................    8,980,000      9,870,277
   Series B, AMBAC Insured,
   6.50% due 07/01/13 .....................    1,750,000      1,893,850
  Los Angeles Department of Water and
   Power, Electric Plant Revenue,
   7.10% due 01/15/31 .....................      500,000        546,620
   7.125% due 05/15/30 ....................    1,875,000      2,013,994
  MSR Public Power Agency, San Juan
   Project Revenue, Series E, MBIA Insured,
   6.75% due 07/01/11 .....................    3,000,000      3,267,570



Atlas California Municipal Bond Fund                                 (continued)
--------------------------------------------------------------------------------

                                                              value
                                            face amount      (note 1)
                                            -------------   ------------

  Manhattan Beach Unified School District,
   Series A, FGIC Insured,
   0% due 09/01/16 ........................   $2,690,000     $1,064,083
  Marin Municipal Water District Water
   Revenue, MBIA Insured,
   5.65% due 07/01/23 .....................    2,000,000      2,071,240
  Maritime Infrastructure Authority,
   Airport Revenue, San Diego University,
   Port District Airport, AMT,
   AMBAC Insured,
   5% due 11/01/20 ........................    9,500,000      9,250,055
  Metropolitan Water District, Southern
   California Waterworks Revenue,
   5.50% due 07/01/19 .....................    2,500,000      2,549,850
   Series C, 5% due 07/01/27 ..............    4,000,000      3,894,880
  Mountain View Capital Improvements
   Financing Authority Revenue, City Hall
   Community Theater, MBIA Insured,
   6.25% due 08/01/12 .....................    1,500,000      1,614,915
  New Haven Unified School District
   Refunding, MBIA Insured,
   3.40% due 08/01/11 .....................      925,000        971,990
  Northern California Power Agency
   Public Power Revenue Refunding,
   Hydroelectric Project 1,
   Series A, AMBAC Insured,
   7.50% due 07/01/23 .....................       50,000         65,487
   Series A, MBIA Insured,
   6.25% due 07/01/12 .....................    1,500,000      1,632,390
  Oakland Building Authority Lease
   Revenue, Elihu M. Harris, Series A,
   AMBAC Insured, 5% due 04/01/23 .........    2,330,000      2,274,849
  Oakland Redevelopment Agency,
   Revenue Refunding, Pension Financing,
   Series A, FGIC Insured,
   7.60% due 08/01/21 .....................    1,250,000      1,278,775
  Orange County, Sanitation Districts,
   COP Numbers 1, 2, 3, 5, 6, 7, and 11,
   Series B, FGIC Insured,
   6% due 08/01/16 ........................    2,000,000      2,155,220
  Oroville Hospital Revenue, Series A,
   5.40% due 12/01/22 .....................    1,000,000      1,018,430
  Palm Springs Financing Authority,
   Airport Passenger Facility Charge
   Revenue, FSA Insured,
   5.125% due 01/01/18 ....................    1,000,000        983,660
  Palo Alto Unified School District,
   Series B, 5.375% due 08/01/18 ..........    1,250,000      1,276,788
  Pleasanton Unified School District,
   Series F, FGIC Insured,
   6.25% due 08/01/14 .....................      570,000        594,533
   6.25% due 08/01/15 .....................      610,000        636,254
   6.25% due 08/01/16 .....................      650,000        677,976
  Puerto Rico, Public Buildings Authority
   Revenue, Gtd. Government Facilities,
   Series A, AMBAC Insured,
   6.25% due 07/01/14 .....................    1,000,000      1,159,450
  Puerto Rico Commonwealth, Highway &
   Transportation Revenue, Series A,
   5% due 07/01/38 ........................    4,000,000      3,833,480

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas California Municipal Bond Fund                                 (continued)
--------------------------------------------------------------------------------

                                                                 value
                                               face amount      (note 1)
                                               -------------   ------------

  Puerto Rico Commonwealth Refunding,
   5% due 07/01/27 ...........................   $1,000,000     $  967,310
   MBIA Insured, 6.25% due 07/01/12 ..........    1,000,000      1,155,480
  Puerto Rico Electric Power Authority,
   Power Revenue, Series EE,
   4.75% due 07/01/24 ........................    1,000,000        937,590
  Puerto Rico Ports Authority, American
   Airlines, Series A, 6.30% due 06/01/23 ....    1,800,000      1,911,636
  Redding Joint Powers Financing Authority,
   Electric Systems Revenue Refunding,
   Series A, MBIA Insured,
   5.25% due 06/01/15 ........................    2,000,000      2,038,640
  Riverside County, Asset Leasing Corp.,
   Leasing Revenue, Series B,
   MBIA Insured,
   5.70% due 06/01/16 ........................    2,000,000      2,163,000
  Sacramento Municipal Utility District,
   Electric Revenue Refunding,
   Series Z, FGIC Insured,
   6.45% due 07/01/10 ........................    2,500,000      2,702,025
  San Bernardino County, COP,
   Medical Center Financing Project,
   5% due 08/01/28 ...........................    1,500,000      1,454,520
  San Bernardino County Transportation
   Authority Sales Tax Revenue, Series A,
   FGIC Insured, 6% due 03/01/10 .............    2,500,000      2,701,250
  San Diego Public Safety Communication
   Project, 6.50% due 07/15/09 ...............    1,525,000      1,786,629
  San Francisco City and County,
   Series 95 A & B, FGIC Insured,
   5.50% due 06/15/13 ........................    1,145,000      1,191,911
   Series E, 6.50% due 06/15/11 ..............    2,220,000      2,378,597
  San Francisco City and County Airport
   Commission, International Airport
   Revenue Refunding, Second Series,
   Issue 1, AMBAC Insured,
   6.30% due 05/01/11 ........................    3,000,000      3,250,860
   Issue 1, AMBAC Insured,
   6.50% due 05/01/13 ........................    2,000,000      2,188,660
  San Francisco City and County
   Public Utilities Commission Water
   Revenue Refunding, Series A,
   6% due 11/01/15 ...........................    1,000,000      1,060,440
  San Francisco City and County
   Redevelopment Agency, Hotel Tax
   Revenue, FSA Insured,
   5% due 07/01/25 ...........................    3,750,000      3,657,750
  San Francisco City and County Sewer
   Revenue Refunding, AMBAC Insured,
   6% due 10/01/11 ...........................    2,280,000      2,458,729
  San Joaquin Hills Transportation Corridor
   Agency, Toll Road Revenue,
   0% due 01/01/07 ...........................    1,000,000        968,240
   0% due 01/01/09 ...........................    1,000,000      1,002,810
  San Jose Redevelopment Agency Tax
   Allocation, Merged Area Redevelopment
   Project Refunding, MBIA Insured,
   5% due 08/01/20 ...........................    2,500,000      2,447,525
  San Mateo County, Joint Powers
   Authority, Lease Revenue Capital
   Projects, Series A, 5.125% due 07/15/32 ...    2,145,000      2,112,653



Atlas California Municipal Bond Fund                                (continued)
--------------------------------------------------------------------------------

                                                                 value
                                               face amount      (note 1)
                                               -------------   ------------
  Santa Barbara, Revenue COP, Retirement
   Services, 5.75% due 08/01/20 ..............   $2,000,000     $2,091,780
  Santa Clara Electric Revenue,
   1991, Series A, MBIA Insured,
   6.25% due 07/01/19 ........................    3,750,000      4,062,000
  Santa Margarita, Dana Point Authority
   Revenue Refunding, Improvement
   District 3, 3A, 4, and 4A,
   Series B, MBIA Insured,
   7.25% due 08/01/07 ........................      500,000        605,545
   7.25% due 08/01/13 ........................    2,000,000      2,521,620
  Santa Monica, Malibu Unified School
   District, Public School Facilities
   Reconstruction Projects A,
   6.90% due 08/01/11 ........................      500,000        547,620
  Saugus Unified School District, Series A,
   MBIA Insured, 5.65% due 09/01/11 ..........    2,035,000      2,180,910
  Southern California Public Power
   Authority Power Project Revenue
   Refunding, Hydroelectric Hoover
   Uprating Project, Series A,
   6.625% due 10/01/05 .......................      600,000        657,708
  Southern California Public Power
   Authority Transmission Project Revenue
   Refunding, Southern Transportation
   System, 5.75% due 07/01/10 ................    2,000,000      2,001,000
  Southern California Rapid Transit District,
   COP, Workers Compensation Fund,
   MBIA Insured, 6% due 07/01/10 .............    1,000,000      1,064,130
  State, Refunding,
   5% due 10/01/23 ...........................    3,000,000      2,932,440
   AMBAC Insured, 5.25% due 06/01/21 .........    1,000,000      1,001,490
   FGIC Insured, 5% due 02/01/23 .............    2,500,000      2,441,125
   Series BH, AMT, 5.60% due 12/01/32 ........    1,000,000      1,010,830
  State, Various Purpose,
   6.125% due 10/01/11 .......................    1,000,000      1,141,420
  State Department of Water Resources
   Central Valley Project Revenue,
   Series J-2, 6.125% due 12/01/13 ...........    2,225,000      2,354,606
   Series J-3, 5.50% due 12/01/23 ............    3,000,000      3,030,420
   Series O, 5% due 12/01/15 .................    2,000,000      1,995,300
  State Educational Facilities Authority
   Revenue Refunding,
   Los Angeles College Chiropractic,
   5.60% due 11/01/17 ........................    1,810,000      1,865,024
   Loyola Marymount University,
   5% due 10/01/22 ...........................      700,000        683,599
   Pepperdine University, MBIA Insured,
   6.10% due 03/15/14 ........................    2,595,000      2,852,502
   Santa Clara University, MBIA Insured,
   5.75% due 09/01/18 ........................    3,255,000      3,400,336
   University of Southern California,
   Series C, 5.125% due 10/01/28 .............    1,000,000        987,040
  State Health Facilities Financing
   Authority Revenue Refunding,
   Stanford Health Care, Series A,
   FSA Insured, 5% due 11/15/98 ..............    1,000,000        969,570
   Stripps Health, Series C, MBIA Insured,
   5% due 10/01/22 ...........................      500,000        486,940
   Sutter Health Systems, Series A,
   FSA Insured, 5% due 08/15/37 ..............    1,000,000        961,800

10    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas California Municipal Bond Fund                                (continued)
--------------------------------------------------------------------------------

                                                                 value
                                              face amount       (note 1)
                                              -------------   --------------
  State Housing Finance Agency Revenue
   Home Mortgage, Multi-Family Program,
   Series B, AMT, AMBAC Insured,
   6.05% due 08/01/16 .......................  $2,000,000     $  2,104,740
   Series B, AMT, AMBAC Insured,
   5.25% due 02/01/28 .......................   2,000,000        1,965,400
   Series H, AMT,
   6.15% due 08/01/16 .......................   2,020,000        2,144,594
   Series I, AMT, MBIA Insured,
   5.65% due 08/01/17 .......................   2,400,000        2,479,776
   Series K, MBIA Insured,
   6.15% due 08/01/16 .......................   3,000,000        3,185,040
   Series L, AMT, MBIA Insured,
   5.55% due 08/01/05 .......................     300,000          315,573
   Series Q, MBIA Insured,
   5.85% due 08/01/16 .......................   1,000,000        1,055,060
  State Pollution Control Financing
   Authority, Pollution Control Revenue,
   MBIA Insured, Pacific Gas & Electric
   Co., Series B, 5.85% due 12/01/23 ........   2,000,000        2,096,640
  State Public Works Board, Lease Revenue,
   AMBAC Insured, Various University of
   California Projects, Series C,
   5.125% due 09/01/22 ......................   1,475,000        1,457,772
  State Rural Home Mortgage Finance
   Authority, Single Family Revenue
   Refunding, Series C, AMT,
   7.50% due 08/01/27 .......................   1,065,000        1,223,184
  Statewide Communities Development
   Authority, Apartment Development
   Revenue, Irvine Apartments,
   5.25% due 05/15/25 .......................   1,000,000        1,004,860
  Statewide Communities Development
   Authority, Lease Revenue,
   United Airlines, AMT, Series A,
   5.70% due 10/01/33 .......................   4,000,000        4,088,000
  Stockton Health Facilities Revenue,
   Dameron Hospital, Series A,
   5.70% due 12/01/14 .......................     200,000          204,028
  Truckee, Donner Public Utility District,
   COP, Water System Improvement Project,
   MBIA Insured,
   6.75% due 11/15/21 .......................   1,000,000        1,106,140
  Turlock Irrigation District Revenue
   Refunding, Series A, MBIA Insured,
   5.90% due 01/01/02 .......................      80,000           84,782
   6% due 01/01/10 ..........................   1,000,000        1,124,920
  Upland, COP, San Antonio Community
   Hospital, 5% due 01/01/18 ................   3,195,000        3,060,618
  Vallejo Revenue Water Improvement
   Project, Series B, FGIC Insured,
   6.50% due 11/01/14 .......................   4,000,000        4,514,000
  Watsonville Water Revenue Refunding,
   Series A, MBIA Insured,
   6% due 05/15/16 ..........................   1,915,000        2,026,319
  Westside Unified School District
   Refunding, Series C, AMBAC Insured,
   6% due 08/01/14 ..........................     300,000          339,683
                                                              -------------
  Total Bonds (cost: $192,907,280) ..........                  206,525,879
                                                              -------------



Atlas California Municipal Bond Fund                                (continued)
--------------------------------------------------------------------------------


                                                                     value
                                                 face amount       (note 1)
                                                 -------------   ---------------
Variable Rate Demand Notes* - 0.66%
  Alameda County Industrial Development
   Authority, Dicon Fiberoptics, Inc.,
   Series A, AMT, 3.50% due 05/01/03 ...........   $100,000  $     100,000
  Contra Costa Home Mortgage,
   Multi-Family Revenue, Lakeshore
   Apartments, Series C, 3% due 11/15/12 .......    295,000        295,000
  Los Angeles, Regional Airports
   Improvement Corp. Lease Revenue,
   American Airlines - LAX,
   Series A, 4% due 12/01/24 ...................    100,000        100,000
   Series B, 4% due 12/01/24 ...................    400,000        400,000
   Series C, 4% due 12/01/24 ...................    200,000        200,000
  Los Angeles County, Pension Obligation,
   Series C, AMBAC Insured,
   3.10% due 06/30/07 ..........................    100,000        100,000
  Los Angeles County, Regional
   Airports Improvement Corp.,
   Terminal Facilities Completion Revenue,
   Los Angeles International Airport, AMT,
   4.05% due 12/01/25 ..........................    200,000        200,000
                                                             --------------
Total Variable Rate Demand Notes (cost $1,395,000)               1,395,000
                                                             --------------
Total Securities (cost: $194,302,280) - 98.55%                 207,920,879
Other Assets and Liabilities, Net - 1.45%                        3,063,087
                                                             --------------
Net Assets - 100.00%                                         $ 210,983,966
                                                             ==============


Atlas National Municipal Bond Fund
--------------------------------------------------------------------------------


                                                                value
                                             face amount      (note 1)
                                             -------------   -------------
Bonds - 97.24%
  Alabama State Docks Department, Docks
   Facilities Revenue, AMT, MBIA Insured,
   6.10% due 10/01/13 ......................  $ 1,000,000     $ 1,089,840
  Anchorage, Alaska, Electric Utility
   Revenue Refunding, Senior Lien,
   MBIA Insured, 8% due 12/01/10 ...........      985,000       1,294,714
  Birmingham, Michigan, City School
   District, FSA Insured,
   4.75% due 11/01/24 ......................    2,000,000       1,882,500
  California State Public Works Board, Lease
   Revenue, Department of Corrections,
   California State Prison, Series B,
   MBIA Insured,
   5.375% due 12/01/19 .....................    1,150,000       1,165,732
  Central Coast Water Authority, California
   Revenue Refunding State Water Project,
   Regional Facilities, Series A,
   AMBAC Insured, 5% due 10/01/22 ..........    1,000,000         975,220
  Chicago, Illinois, Metropolitan Water
   Reclamation District, Greater
   Chicago Capital Improvement,
   7.25% due 12/01/12 ......................    1,500,000       1,880,985

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas National Municipal Bond Fund                                  (continued)
--------------------------------------------------------------------------------


                                                              value
                                            face amount      (note 1)
                                            -------------   ------------
  Chicago, Illinois, Park District
   Aquarium & Museum, Series B,
   6.50% due 11/15/13 .....................   $1,500,000     $1,707,795
  Chicago, Illinois, Public Building
   Commission Mortgage Revenue, Board
   of Education, Series A, MBIA Insured,
   7.125% due 01/01/15 ....................      125,000        133,076
  Cleveland, Ohio, Waterworks Revenue
   First Mortgage Refunding,
   Series F-92B, AMBAC Insured,
   6.25% due 01/01/16 .....................    1,000,000      1,077,980
  Colorado, Housing Finance Authority,
   Single Family Program,
   Senior Series A-1, AMT,
   7.40% due 11/01/27 .....................    1,000,000      1,127,010
  Colorado, Public Highway Authority,
   E-470, Capital Appreciation,
   Series B, MBIA Insured,
   0% due 09/01/21 ........................    2,000,000        603,320
  Colorado Springs, Colorado, Utilities
   Revenue Refunding, Series A,
   6.50% due 11/15/15 .....................    2,000,000      2,174,020
  Cook County, Illinois, MBIA Insured,
   7.25% due 11/01/07 .....................      620,000        747,441
   Series C, FGIC Insured,
   6% due 11/15/08 ........................      500,000        562,925
  Dallas, Fort Worth, Texas,
   Regional Airport Revenue, Joint
   Dallas-Fort Worth, AMT, MBIA Insured,
   5.50% due 11/01/23 .....................    1,500,000      1,538,415
  Harris County, Texas Toll Road,
   Senior Lien, FGIC Insured,
   5.375% due 08/15/20 ....................    1,000,000      1,014,720
  Hudsonville, Michigan, Public Schools,
   FGIC Insured, 5.15% due 05/01/27 .......    1,000,000        991,020
  Illinois Development Finance Authority,
   Pollution Control Revenue,
   Public Service Co., Series C-2,
   5.70% due 08/15/26 .....................    1,000,000      1,031,490
  Illinois Health Facilities Authority
   Revenue Refunding,
   Northwestern Medical Facilities
   Foundation, AMT, MBIA Insured,
   5.125% due 11/15/28 ....................    1,000,000        973,660
   Sherman Hospital Project, MBIA Insured,
   6.75% due 08/01/11 .....................    1,000,000      1,095,830
  Indiana State Office Building Commission,
   Capital Complex Revenue,
   Senate Avenue Parking, Series A,
   MBIA Insured,
   7.25% due 07/01/12 .....................       50,000         54,122
  Indianapolis, Indiana, Airport Authority
   Revenue, Special Facilities,
   Federal Express Corp., AMT,
   7.10% due 01/15/17 .....................      500,000        562,975
  Jefferson County, Colorado, School
   District, #R-001, MBIA Insured,
   6.50% due 12/15/10 .....................      400,000        471,872
  Jones County, Mississippi Hospital
   Revenue, South Central Regional Medical
   Center, 5.50% due 12/01/17 .............    1,000,000        997,110



Atlas National Municipal Bond Fund                                  (continued)
--------------------------------------------------------------------------------



                                                                value
                                              face amount      (note 1)
                                              -------------   ------------
  Kansas City, Kansas, Utility System
   Revenue Refunding and Improvement,
   FGIC Insured, 6.375% due 09/01/23 ........   $1,500,000     $1,673,595
  Kern, California High School District,
   Series 1990-C Election, MBIA Insured,
   6.25% due 08/01/10 .......................      545,000        633,142
  Lakota, Ohio, Local School District,
   AMBAC Insured, 7% due 12/01/09 ...........    1,740,000      2,119,807
  Long Island Power Authority, New York
   Electric System Revenue, Series A,
   5.25% due 12/01/26 .......................    1,000,000        989,750
  Maine State Housing Authority Mortgage
   Purchase, Series A-1, AMT, AMBAC
   Insured, 6.40% due 11/15/14 ..............    1,400,000      1,487,234
  Maricopa County, Arizona, Unified School
   District 69, Paradise Valley Refunding,
   MBIA Insured,
   6.35% due 07/01/10 .......................      600,000        697,224
  Massachusetts State Health and
   Educational Facilities Authority Revenue,
   Northeastern University, Series E,
   MBIA Insured, 6.55% due 10/01/22 .........      500,000        550,370
  Massachusetts State Industrial
   Financing Agency Revenue,
   Wentworth Institute of Technology,
   5.65% due 10/01/18 .......................      500,000        507,020
  Massachusetts State Turnpike Authority,
   Metropolitan Highway System
   Revenue, Series A, MBIA Insured,
   5% due 01/01/27 ..........................    1,000,000        971,890
  Metropolitan Pier & Exposition Authority,
   Illinois, Dedicated State Tax Revenue,
   McCormick Place Expansion Project,
   Series A, 7.25% due 06/15/05 .............      250,000        290,970
  Metropolitan Transportation Authority,
   New York, Transportation Facilities
   Revenue, Series 8, Service Contract,
   5.375% due 07/01/21 ......................    1,000,000      1,005,360
  Michigan State Hospital
   Financing Authority Revenue,
   Genesys Regional Medicine, Series A,
   5.50% due 10/01/27 .......................    1,000,000        989,860
  Michigan State University Revenue,
   Series A, 6.125% due 08/15/08 ............      500,000        541,675
  Mississippi Higher Education Assistance
   Corp. Student Loan Revenue,
   Series C, AMT, 6.05% due 09/01/07 ........      860,000        904,101
  Nevada Housing Division,
   Single Family Mortgage, Series C, AMT,
   6.60% due 04/01/14 .......................      985,000      1,045,972
  New York City, New York, Industrial
   Development Authority, Special Facilities,
   United Airlines, Inc., AMT,
   5.65% due 10/01/32 .......................    1,000,000      1,013,620
  New York City, New York,
   Municipal Water Finance Authority,
   New York City, New York, Series F,
   6% due 08/01/11 ..........................      500,000        541,405
  New York City, New York, Series I,
   5.875% due 03/15/14 ......................      500,000        530,805


12    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas National Municipal Bond Fund                                  (continued)
--------------------------------------------------------------------------------


                                                                  value
                                                face amount      (note 1)
                                                -------------   ------------
  New York City, New York,
   Series L, 5.75% due 08/01/12 ...............   $  500,000     $  531,035
  New York State Dormitory
   Authority Revenue,
   City University System, FGIC Insured,
   5% due 07/01/26 ............................    1,500,000      1,460,325
   Pooled Capital Program, FGIC Insured,
   7.80% due 12/01/05 .........................      130,000        134,423
  New York State Highway Authority,
   Service Contract Revenue, Local Highway
   and Building, 5% due 04/01/17 ..............    1,000,000        969,160
  New York State Urban Development Corp.
   Revenue, Correctional Facilities, Series A,
   5.50% due 01/01/16 .........................    1,000,000      1,013,480
  Northern California Power Agency, Public
   Power Revenue Refunding, Hydroelectric
   Project 1, Series A, MBIA Insured,
   6.25% due 07/01/12 .........................      750,000        816,195
  Philadelphia, Authority for Industrial
   Development Revenue, Franklin Institute
   Project, 5.20% due 06/15/26 ................    1,000,000        962,920
  Pinal County, Arizona, Unified School
   District 43, Apache JCT, Series A,
   FGIC Insured, 6.80% due 07/01/09 ...........      425,000        508,198
  Puerto Rico Commonwealth
   Highway & Transportation Revenue,
   Series A, 5% due 07/01/38 ..................    1,000,000        958,370
  Red River Authority, Texas,
   Pollution Control Revenue,
   Hoechst Celanese Corp. Project, AMT,
   6.875% due 04/01/17 ........................    1,500,000      1,635,570
  Sacramento, California, Municipal Utility
   District Electric Revenue Refunding,
   Series Z, FGIC Insured,
   6.45% due 07/01/10 .........................      600,000        648,486
  Superior, Wisconsin, Limited Obligation
   Revenue Refunding, Midwest Energy
   Resources, Series E, FGIC Insured,
   6.90% due 08/01/21 .........................      500,000        618,985
  Tallassee, Alabama, Industrial
   Development Board Revenue Refunding,
   Dow United Technologies Corp., Series B,
   6.10% due 08/01/14 .........................    1,000,000      1,085,440
  Texas Health Facilities Development Corp.
   Hospital Revenue, Cook-Fort Worth
   Children's Center Refunding, FGIC
   Insured, 6.25% due 12/01/12 ................    1,000,000      1,101,490
  Tulsa, Oklahoma, Airport Transportation
   Revenue, American Airlines, Inc., AMT,
   7.375% due 12/01/20 ........................    2,000,000      2,151,160
  University of Maryland, System Auxiliary
   Facility and Tuition Revenue, Series A,
   6.30% due 02/01/10 .........................      500,000        536,865



Atlas National Municipal Bond Fund                                  (continued)
--------------------------------------------------------------------------------


                                                                   value
                                                face amount       (note 1)
                                                -------------   --------------
  Utah State Board of Regents Student Loan
   Revenue, Series N, AMT,
   AMBAC Insured, 5.90% due 11/01/07 ..........   $1,000,000     $  1,082,430
  Vermont Educational & Health Buildings
   Financing Agency, Norwich University
   Project, 5.50% due 07/01/21 ................    1,000,000          992,260
  Washington State Public Power Supply
   System Refunding Revenue,
   Nuclear Project 2 Revenue Refunding,
   Series A, 7.25% due 07/01/06 ...............      500,000          585,500
   Nuclear Project 2 Revenue Refunding,
   Series B, 7% due 07/01/12 ..................      140,000          150,678
  West Virginia School Building Authority
   Revenue, Series A, MBIA Insured,
   7.25% due 07/01/15 .........................       50,000           54,123
  Wisconsin State Health and Educational
   Facilities Authority Revenue,
   Aurora Medical Group, Inc. Project,
   FSA Insured,
   5.75% due 11/15/07 .........................      500,000          544,155
   6% due 11/15/10 ............................    1,000,000        1,131,940
                                                                 -------------
  Total Bonds (cost: $57,302,238)                                  61,320,760
                                                                 -------------
Variable Rate Demand Notes* - 1.43%
  Illinois Development Finance Authority
   Revenue, Council for Jewish Elderly,
   3.60% due 03/01/15 .........................      200,000          200,000
  Illinois, Housing Finance Authority, Sisters
   Service Hospital, Series E, MBIA Insured,
   3.55% due 12/01/14 .........................      100,000          100,000
  Indiana Employment Development
   Commission, Double Eagle, AMT,
   3.90% due 01/01/13 .........................      200,000          200,000
  Lone Star, Texas Airport, Series A-1,
   4% due 12/01/14 ............................      100,000          100,000
  Morgan County, Utah, Solid Waste
   Disposal, Holman, Inc. Project, AMT,
   3.70% due 08/01/31 .........................      100,000          100,000
  South Carolina, Jobs Economic
   Development Authority, Series 1991,
   AMT, 4.05% due 04/01/17 ....................      100,000          100,000
  Utah State Board of Regents Student Loan
   Revenue, Series C, AMT,
   AMBAC Insured, 3.50% due 11/01/03 ..........      100,000          100,000
                                                                 -------------
  Total Variable Rate Demand Notes (cost $900,000)                    900,000
                                                                 -------------
Total Securities (cost: $58,202,238) - 98.67%                      62,220,760
Other Assets and Liabilities, Net - 1.33%                             836,415
                                                                 -------------
Net Assets - 100.00%                                             $ 63,057,175
                                                                 =============

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas U.S. Government and Mortgage Securities Fund
--------------------------------------------------------------------------------


                                                                 value
                                            face amount        (note 1)
                                            -------------   -----------------
U.S. Government Agencies - 97.37%
  Federal Home Loan Mortgage Corp.
   7.00% due 2023 - 2027 .................. $ 8,764,950      $   8,898,893
   7.50% due 2023 - 2024 ..................  16,551,024         16,968,031
   8.00% due 2024 - 2026 ..................   9,759,499         10,096,744
   8.50% due 2010 - 2026 ..................   2,888,772          3,021,720
   9.00% due 2017 - 2024 ..................   4,875,515          5,184,828
   9.50% due 2016 - 2021 ..................   1,128,564          1,212,024
   10.00% due 2015 - 2020 .................      98,624            107,222
   10.50% due 2018 - 2020 .................      79,962             89,226
  Federal National Mortgage Assn.
   6.50% due 2023 - 2028 ..................   3,303,302          3,292,163
   7.00% due 2026 - 2028 ..................  51,628,667         52,359,819
   7.50% due 2025 - 2028 ..................  29,042,845         29,791,400
   8.00% due 2024 - 2028 ..................  47,069,151         48,718,878
   8.50% due 2014 - 2027 ..................   7,951,722          8,288,954
   9.00% due 2021 - 2025 ..................   5,504,267          5,826,130
   9.50% due 2020 .........................      44,646             47,935
  Government National Mortgage Assn.
   7.50% due 2022 - 2024 ..................   6,537,605          6,727,566
   8.00% due 2023 - 2025 ..................   2,338,096          2,426,458
   8.50% due 2016 - 2020 ..................      88,605             94,003
                                                              -------------
  Total U.S. Government Agencies (cost: $198,862,397)          203,151,994
                                                              -------------
Short-Term Investments - 16.06%
  5.99% FNMA Floating Collateralized
    Mortgage Obligation due 1998 ..........     111,879            112,054
  6.09% FNMA Floating Collateralized
    Mortgage Obligation due 1998 ..........      66,298             66,380
  6.14% FHLMC Floating Collateralized
    Mortgage Obligation due 1999 ..........     341,786            342,319
  6.29% FNMA Floating Collateralized
    Mortgage Obligation due 1999 ..........     504,510            506,241
  Repurchase Agreement dated June 30,
    1998 with Morgan Stanley & Co., Inc.,
    effective yield of 5.53%, due July 14,
    1998 with respect to $15,255,487
    FHLMCs, 6.16%, July 1, 2034 with a
    value of $15,306,161 (g) ..............  15,000,000         15,048,388
  Repurchase Agreement dated June 30,
    1998 with DLJ Securities Corp.,
    effective yield of 5.53%,
    due July 1, 1998 with respect to
    $17,751,401 FHLMCS, 6%, June 1, 2025
    with a value of $18,239,564 ...........  17,425,000         17,427,904
                                                              -------------
  Total Short-Term Investments (cost: $33,502,867)              33,503,286
                                                              -------------
Total Securities (cost: $232,365,264) - 113.43%                236,655,280
Other Assets and Liabilities, Net - (13.43)%                   (28,014,729)
                                                              -------------
Net Assets - 100.00%                                         $ 208,640,551
                                                              =============


Atlas Strategic Income Fund
--------------------------------------------------------------------------------


                                            face amount       value
                                           or units (m)      (note 1)
                                           --------------   -----------
Mortgage-Backed Obligations - 20.10%
 Commercial - 3.39%
   Asset Securitization Corp.,
   Commercial Sub. Bonds,
   Series 1997-D5, Cl. B2,
   6.93% due 02/14/41 ....................   $  400,000      $ 356,625
   CS First Boston Mortgage Securities
   Corp., Series 1997-C1,
   Cl. F, 7.50% due 06/20/13 (a)(c)(g)           50,000         50,375
   Cl. G, 7.50% due 06/20/14 (a)(c)(g)           50,000         48,563
   Cl. H, 7.50% due 08/20/14 (a)(c)(g)           30,000         24,122
   First Chicago/Lennar Trust, Commercial
   Collateral Strip Interest,
   Series 1997-CHL1, Cl. D,
   8.13% due 05/29/08 (a)(c)(g) ..........      100,000        102,281
   Series 1997-CHL1, Cl. E,
   8.11% due 02/28/11 (a)(c)(g) ..........      150,000        130,078
   GMAC Commercial Mortgage Securities,
   Inc., Series 1997-C1,
   Cl. G, 7.414% due 09/30/06 ............      120,000        114,075
   Cl. X, 1.6287% due 07/15/27 ...........      975,000         94,148
   GMAC Commercial Mortgage Securities,
   Inc., Series 1997-C2,
   Cl. F, 6.75% due 04/15/29 .............      100,000         85,375
   Morgan Stanley Capital I, Inc.,
   Commercial Sub. Bonds,
   Series 1997-RR, Cl. D, 7.739%
   due 04/30/39 (a)(c)(g) ................      200,000        193,000
   Series 1997-RR, Cl. E, 7.67%
   due 04/30/39 (a)(c)(g) ................       75,000         71,297
   Series 1997-HF1, Cl. F, 6.86%
   due 02/15/10 (a)(c)(g) ................       50,000         45,641
   Series 1997-XL1, Cl. G, 7.695%
   due 10/03/30 (a)(c)(g) ................       60,000         58,631
   Series 1997-RR, Cl. F, 7.74%
   due 11/01/07 (a)(c)(g) ................      175,000        140,109
   Nykredit As,
   6% Mortgage-Backed Security,
   Series ANN, due 10/01/26 (DKK) ........      754,000        113,967
   8% Mortgage-Backed Security, due
   10/01/26 (DKK) ........................    1,780,000        264,951
   Realkredit Danmark,
   6% Mortgage-Backed Security
   due 10/01/26 (DKK) ....................      736,000        111,363
   Salomon Brothers Mortgage Securities
   VII, Series 1996-C1, Cl. F,
   9.18% due 02/20/26 ....................      250,000        220,156
   Salomon Brothers, Inc.,
   Commercial Mortgage Pass-Through
   Certificates, Series 1998-1A,
   5% due 12/15/00 .......................       85,958         82,520
   Structured Asset Securities Corp.,
   Commercial Mtg. Pass-Through
   Certificates, Series 1997-LL1, Cl. F,
   7.30% due 04/12/12 (a) ................       50,000         48,656


14    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                               face amount        value
                                              or units (m)      (note 1)
                                              --------------   -------------
Government Agency - 16.22%
   Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped
   Mortgage-Backed Security, Series 177,
   9% due 07/01/26 (h) ......................   $ 1,854,100     $   410,218
   Series 5022, 15% due 02/23/00 ............     1,279,000         110,690
   Series 151, Cl. F, 9% due 05/15/21 .......       500,000         523,067
   Federal National Mortgage Assn.,
   7% due 07/01/13 (j) ......................     1,250,000       1,272,663
   7% due 07/01/26 ..........................       796,888         809,084
   7% due 01/01/28 ..........................     1,484,126       1,504,985
   Government National Mortgage Assn.,
   7% due 03/15/28 ..........................     3,336,513       3,391,100
   7% due 07/01/28 (j) ......................     3,220,000       3,271,327
  Multi-Family - .49%
   Criimi Mae, Inc., Trust I, Series
   1996-C1, Cl. A2,
   7.56% due 06/30/33 .......................       100,000         100,125
   Mortgage Capital Funding, Inc.,
   Multifamily Mtg. Pass-Through
   Certificates, Series 1996-MC1, Cl. G,
   7.15% due 06/15/06 .......................       250,000         239,493
                                                                ------------
  Total Mortgage-Backed Obligations (cost: $14,049,390)          13,988,685
                                                                ------------
U.S. Government Obligations - 29.78%
  U.S. Treasury Bonds:
   11.875% due 11/15/03 (p) .................     2,170,000       2,796,588
   10.75% due 02/15/03 ......................     1,310,000       1,583,052
   9.375% due 02/15/06 (n) ..................     2,345,000       2,896,807
   6.50% due 11/15/26 .......................     2,000,000       2,221,250
   6.125% due 11/15/27 ......................       130,000         139,303
  U.S. Treasury Notes:
   5.50% due 01/31/03 (o) ...................     4,190,000       4,186,070
   5.50% due 03/31/03 .......................       900,000         899,438
   10.75% due 05/15/03 ......................       400,000         487,375
   7.50% due 02/15/05 .......................       700,000         775,031
   6.50% due 08/15/05 .......................       375,000         395,859
   6.50% due 10/15/06 .......................     2,260,000       2,400,543
   6.125% due 08/15/07 ......................     1,875,000       1,951,757
                                                                ------------
  Total U.S. Government Obligations (cost: $20,539,215)          20,733,073
                                                                ------------
Foreign Government Obligations - 13.06%
 Argentina - 1.94%
   Argentina (Republic of),
   Unsec. Unsub. Notes,
   5.50% due 03/27/01 (JPY) .................    40,000,000         294,352
   Bonds, Bonos de Consolidacion
   de Deudas, Series Previs 2,
   5.635% due 04/01/01 (c) ..................        14,121          12,321
   Unsec. Unsub. Notes,
   8.75% due 07/10/02 (ARP) .................       160,000         138,419
   Bonds, 5% due 12/20/02 (JPY)..............    10,000,000          63,812
   Past Due Interest Global Bearer Bonds,
   6.625% Debentures due 03/31/05 (c) .......       370,500         327,837
   11% due 10/09/06 .........................        10,000          10,600
   Notes, 11.75% due 02/12/07 (ARP) .........        80,000          74,810
   Series Pro1, 2.996% Bonds
   due 04/01/07 (ARP) (c) ...................       293,298         197,022


Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                              face amount      value
                                             or units (m)     (note 1)
                                             --------------   ----------
   Unsec. Unsub. Notes,
   11.375% due 01/30/17 ....................  $     90,000     $ 95,805
   Par Bonds, 5.75% due 03/31/23 (e) .......       180,000      133,425
  Brazil - 1.58%
   Brazil (Federal Republic of),
   Capitalization Bonds,
   8% due 04/15/14 (c) .....................       929,240      681,830
   Debt Conversion Bond, Series RG,
   6.875% due 04/15/12 (c) .................       250,000      172,363
   18 years Debt Conversion Bond, Series L,
   6.687% due 04/15/12 (c) .................       350,000      243,040
  Bulgaria - .14%
   Bulgaria (Republic of),
   Front-Loaded Interest Reduction
   Bearer Bonds, Tranche A,
   2.25% due 07/28/12 (e) ..................       120,000       72,300
   Past Due Interest Bonds, 6.563%
   Debentures due 07/28/11 (c) .............        40,000       28,225
  Canada - .56%
   Canada (Government of) Bonds,
   Series A-33, 11.50% Debentures
   due 09/01/00 (CAD) ......................       510,000      389,961
  Ecuador - .12%
   Ecuador (Republic of), Global Bearer
   Past Due Interest Bonds,
   3.25% Debentures due 02/27/15 (c) .......        55,633       33,274
   Ecuador (Republic of), 6.625% Gtd. 30
   years Discount Bonds due 02/28/25 .......        70,000       49,392
  Germany - 2.72%
   Bundesschatzanweisungen, Series 98,
   4% Notes due 03/17/00 (DEM) .............     1,175,000      651,050
   Germany (Republic of) Bonds,
   Series 97, 6% due 07/04/07 (DEM) ........       660,000      397,967
   Series 98, 5.25% due 01/04/08 (DEM) .....     1,475,000      846,168
  Great Britain - 1.25%
   United Kingdom Treasuries,
   9% Bonds due 08/06/12 (GBP) .............        50,000      108,791
   8.50% due 12/07/05 (GBP) ................       400,000      764,434
  Hungary - .07%
   Hungary Government Bonds, Series
   99/G, 16.50% due 07/24/99 (HUF) .........    10,000,000       45,656
  Italy - 1.03%
   Italy (Republic of) Treasury Bonds,
   Buoni del Tesoro Poliennali,
   10.50% due 04/01/05 (ITL) ...............    40,000,000       29,640
   9% due 10/01/03 (ITL) ...................   325,000,000      218,075
   8.50% debentures due 01/01/04 (ITL) .....   705,000,000      466,710
  Ivory Coast - .07%
   Ivory Coast ( Government of) Past Due
   Interest, 4.8% Bonds due 03/29/18 (e)           141,000       51,465
  Jordan - .05%
   Hashemite ( Kingdom of Jordan) Bonds,
   Series DEF, 5% due 12/23/23 (e) .........        50,000       36,901
  Mexico - .95%
   United Mexican States Bonds,
   10.375% due 01/29/03 (DEM) ..............        25,000       15,471
   8.125%/10.875% Bonds
   due 09/10/04 (DEM) ......................       220,000      132,428
   Series B, 6.25% Sec. Debentures
   due 12/31/19 ............................       250,000      206,563
   Series W-A, 6.25% due 12/31/19 ..........       375,000      309,611

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                              face amount       value
                                             or units (m)      (note 1)
                                             --------------   ------------
  New Zealand - .20%
   New Zealand (Government of),
   Bonds, 8% due 02/15/01 (NZD) ............   $   25,000      $   13,266
   Bonds, 8% due 04/15/04 (NZD) ............      225,000         124,133
  Norway - .35%
   Norwegian Government, Gtd. Bonds,
   9.50% due 10/31/02 (NOK) ................    1,630,000         244,169
  Panama - .12%
   Panama (Republic of),
   Past Due Interest, 20 years,
   4% Debentures due 07/17/16 (c) ..........       51,356          40,510
   Pycsa Panama SA., 10.28% Sr. Sec. Bonds
   due 12/15/12 (a) ........................       45,000          42,581
  Peru - .49%
   Peru (Republic of) Trust, Zero Coupon
   Sr. Notes due 02/28/16 ..................      812,238         341,140
  Poland - .52%
   Poland (Republic of),
   Unsec. Non-U.S. Global Bearer Bond,
   Series PDIB, 4% due 10/27/14 (e) ........      400,000         365,000
  Russia - .38%
   Russia (Government of),
   Principal Loans Debentures, 19 Years,
   6.625% due 12/15/15 .....................       65,000          36,156
   City of St. Petersburg, 9.50% Sr. Unsec.
   Unsub. Notes due 06/18/02 (a) ...........       50,000          38,750
   Ministry of Finance (Russian
   Government), 10% Unsec. Unsub. Bonds
   due 06/26/07 (a) ........................       80,000          60,200
   Interest Notes, Series US,
   15% debentures due 12/15/15 (c) .........        2,017           1,117
   CSFB Russian Swap,
   29.8% Bond due 07/14/99 (RR) ............      200,000          29,497
   28.9% Bond due 07/14/99 (RR) ............      370,000          54,569
   23.20% Bond due 04/28/99 (RR) ...........      149,000          21,634
   18.29% Bond due 04/28/99 (RR) ...........      160,000          23,231
  South Africa - .39%
   South Africa (Republic of) Bonds,
   Series 153, 13% Consolidation Bonds
   due 08/31/10 (ZAR) ......................    1,800,000         269,750
  Sweden - .09%
   Sweden (Kingdom of) Bonds, Series
   1037, 8% due 08/15/07 (SEK) .............      400,000          61,218
  Venezuela - .03%
   Venezuela (Republic of),
   9.25% Unsec. bonds due 09/15/27 .........       30,000          23,250
  Vietnam - .01%
   Vietnam (Government of),
   3% Par Bonds due 03/12/28 ...............       12,000           4,080
                                                               -----------
  Total Foreign Government Obligations (cost: $9,444,127)       9,093,969
                                                               -----------
Loan Participations - 0.49%
  Korea (Republic of) Restructured Loan
   Participation Agreement,
   8.281% due 04/08/00 (c) .................      200,000         188,000



Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
  Morocco (Government of) Loan
   Participation Agreement, Tranche A,
   6.44% due 01/01/09 (c) .....................    $180,000       $153,450
                                                                  ---------
  Total Loan Participations (cost: $347,239)                       341,450
                                                                  ---------
Corporate Bonds and Notes - 34.09%
 Aerospace - .05%
   Greater Toronto Airport, 5.40%
   Debentures due 12/03/02 (CAD) ..............      55,000         37,111
 Air Travel - .34%
   Trans World Airlines, Inc., 11.50% Sr.
   Sec. Notes due 12/15/04 (a) ................     125,000        131,250
   Atlas Air, Inc., 12.25% Pass-Through
   Certificates due 12/01/02 (g) ..............      50,000         54,748
   10.75% Sr. Notes due 08/01/05 (a) ..........      50,000         53,000
  Apparel & Textiles - .20%
   Indorayon International Finance Co. BV,
   10% Gtd. Unsec. Unsub. Notes
   due 03/29/01 (g) ...........................     100,000         49,560
   Unifrax Investment Corp.,
   10.50% Sr. Notes due 11/01/03 (g) ..........      50,000         52,500
   William Carter Co.,
   10.375% Sr. Sub. Notes
   due 12/01/06 (a) ...........................      35,000         37,275
  Automotive - .84%
   Cambridge Industries, Inc., 10.25% Sr.
   Sub. Notes due 07/15/07 (a) ................      50,000         50,500
   Collins & Aikman Products Co.,
   11.50% Gtd. Sr. Sub. Notes due 04/15/06          150,000        166,875
   Hayes Wheels International, Inc.,
   11% Unsec. Sr. Sub. Notes due 07/15/06 .....     100,000        112,000
   9.125% Sr. Sub. Notes due 07/15/07 (a) .....      50,000         52,500
   Oxford Automotive, Inc.,
   10.125% Sr. Sub. Notes due 06/15/07 (a)          200,000        206,000
  Banks - 2.80%
   BanAmex,
   11% Cv. Jr. Sub. Notes due 07/15/03 ........      20,000         20,546
   Bank Negara Indonesia,
   7.625% Sr. Notes due 02/15/07 ..............     100,000         59,000
   Bayerische Vereinsbank, Series 661,
   5% Sec. Bonds due 07/28/04 (DEM) ...........     795,000        447,538
   Deutsche Pfandbrief & Hypobank,
   Series 452, 4.75% Sec. Notes
   due 03/20/03 (DEM) .........................     700,000        391,367
   Export Credit Bank of Turkey, 8.35%
   Bonds due 08/18/00 (g) .....................     250,000        242,409
   Hypothekenbank In Essen AG,
   Series 478, 4.50% Sec. Bonds
   due 05/02/03 (DEM) .........................     140,000         77,404
   Series 459, 5.50% Sec. Bonds
   due 02/20/07 (DEM) .........................     170,000         97,889
   Series 502, 5.25% Sec. Bonds
   due 01/22/08 (DEM) .........................     220,000        124,044
   Industrial Bank of Japan Preferred
   Capital Co. (The) LLC,
   8.79% Bonds due 12/29/49 (a)(c) ............     125,000        114,219


16    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                  face amount      value
                                                 or units (m)     (note 1)
                                                 --------------   ----------
   Kreditanstalt Fuer Wiederaufbau
   International Finance, 5% Bonds
   due 01/04/09 (DEM) ..........................    $160,000       $ 89,052
   Ongko International Finance Co. BV,
   10.50% Gtd. Notes due 03/29/04 (a)(b) .......      40,000          5,850
   Shoshone Partners Trust, 8% Sr. Notes
   due 05/31/02 (a)(g) .........................     250,000        276,839
  Broadcast, Radio & TV - 2.49%
   Adelphia Communications Corp.,
   10.50% Sr. Notes due 07/15/04 (a) ...........      50,000         54,875
   9.25% Sr. Notes due 10/01/02 (a) ............      50,000         51,875
   8.375% Sr. Notes due 02/01/08 (a) ...........      25,000         24,875
   Azteca Holdings SA,
   11% Sr. Sec. Notes due 06/15/02 (a) .........      35,000         35,088
   Capstar Broadcasting Partners, Inc.,
   9.25% Sr. Sub. Notes due 07/01/07 (a) .......     200,000        210,000
   Chancellor Radio Broadcasting Co.,
   8.75% Sr. Sub. Notes due 06/15/07 (a) .......      50,000         52,000
   CSC Holdings, Inc.,
   10.50% Sr. Sub. Debentures
   due 05/15/16 ................................      50,000         58,375
   9.875% Sr. Sub. Debentures
   due 04/01/23 ................................      50,000         55,125
   EchoStar Communications Corp.,
   0%/12.875% Sr. Discount Notes
   due 06/01/04 (d) ............................     100,000         97,500
   EchoStar DBS Corp., 12.50% Sr. Sec.
   Notes due 07/01/02 (a) ......................     100,000        111,250
   EchoStar Satellite Broadcasting Corp.,
   0%/13.125% Sr. Sec. Discount Notes
   due 03/15/04 (d) ............................     100,000         91,750
   Falcon Holdings Group L.P., 0%/9.285%
   Debentures due 04/15/10 (a)(d) ..............     100,000         64,750
   Helicon Group LP/Helicon Capital Corp.,
   Series B, 11% Sr. Sec. Notes
   due 11/01/03 ................................     100,000        107,000
   Jacor Communications Co., 8% Sr. Sub.
   Notes due 02/15/10 ..........................     125,000        126,250
   Optel, Inc., 13% Sr. Notes due 02/15/05 .....      85,000         93,500
   Paxson Communications Corp.,
   11.625% Sr. Sub. Notes due 10/01/02 .........     100,000        107,250
   Rogers Communication, Inc.,
   8.75% Sr. Notes due 07/15/07(CAD) ...........     100,000         68,807
   TeleWest Communications PLC,
   0%/11% Sr. Discount Debentures
   due 10/01/07 (d) ............................      65,000         53,950
   TV Azteca SA de CV, Series A,
   10.125% Sr. Notes due 02/15/04 (a) ..........     100,000         99,500
   United International Holdings, Inc.,
   0%/10.75% Sr. Discount Notes
   due 02/15/08 (a)(d) .........................      25,000         15,375
   Young Broadcasting, Inc.,
   8.75% Sr. Sub. Debentures
   due 06/15/07 (a) ............................     100,000        103,727
   Series B, 9% Sr. Sub. Notes
   due 01/15/06 ................................      50,000         52,000
  Building & Construction - .55%
   J. Ray McDermott, SA,
   9.375% Sr. Sub. Notes due 07/15/06 ..........      70,000         75,250
   Kaufman & Broad Home Corp.,
   .75% Sr. Notes due 10/15/04 .................     100,000        100,000


Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                face amount      value
                                               or units (m)     (note 1)
                                               --------------   ----------
   Nortek, Inc., 9.125% Sr. Notes
   due 09/01/07 (a) ..........................    $200,000       $204,500
  Building Materials - .15%
   Triangle Pacific Corp.,
   10.50% Sr. Notes due 08/01/03 .............      50,000         52,000
   Falcon Building Products, Inc.,
   9.50% Sr. Sub. Notes due 06/15/07 (a) .....      50,000         49,250
  Capital Goods - .32%
   Aki Holdings, Inc.,
   10.50% Sr. Notes due 07/01/08 (a) .........      50,000         50,250
   0%/13.50% Sr. Discount Debentures
   due 07/01/09 (a)(d) .......................      50,000         26,250
   Eagle-Picher Industries, 9.375% Sr. Sub.
   Notes due 03/01/08 (a) ....................     100,000        101,000
   Paragon Corp. Holdings, Inc.,
   9.625% Sr. Notes due 04/01/08 (a) .........      45,000         41,625
  Chemicals & Allied Products - 1.05%
   ClimaChem, Inc., 10.75% Gtd. Sr. Sub.
   Unsec. Bonds due 12/01/07 (a) .............      50,000         51,875
   Hydrochem Industrial Service, Inc.,
   10.375% Sr. Sub. Notes
   due 08/01/07 (a) ..........................      50,000         51,250
   Laroche Industries, Inc., 9.50% Sr. Sub.
   Notes due 09/15/07 (a) ....................     100,000         97,500
   NL Industries, Inc., 11.75% Sr. Sec. Notes
   due 10/15/03 ..............................      40,000         44,050
   PCI Chemicals Canada, Inc., 9.25% Sr.
   Sec. Notes due 10/15/07 (a) ...............      50,000         48,875
   Pioneer Americas Acquisition Corp.,
   9.25% Sr. Sec. Notes due 06/15/07 (a) .....      75,000         74,250
   Polymer Group, Inc., 9% Sr. Sub. Notes
   due 07/01/07 (a) ..........................      50,000         50,563
   Sovereign Specialty Chemicals, Inc.,
   9.50% Sr. Sub. Notes due 08/01/07 (a) .....      75,000         76,500
   Sterling Chemicals, Inc., 11.75% Sr.
   Unsec. Sub. Notes due 08/15/06 ............     235,000        235,000
  Commercial Services - .07%
   Kindercare Learning Centers, Inc., 9.50%
   Sr. Sub. Notes due 02/15/09 (a) ...........      50,000         50,375
  Computers - .17%
   Unisys Corp., 11.75% Sr. Notes
   due 10/15/04 ..............................     100,000        115,375
  Conglomerates - .01%
   Mechala Group Jamaica, Ltd., 12.75%
   Bonds due 12/30/99 (a) ....................       7,000          7,000
  Consumer Products - .63%
   Holmes Products Corp., 9.875% Gtd. Sr.
   Sub. Unsec. Bonds due 11/15/07 (a) ........      25,000         25,547
   Icon Health & Fitness, Inc., Series B,
   13% Sr. Sub. Notes due 07/15/02 ...........     100,000        103,500
   IHF Holdings, Inc., Series B, 0%/15% Sr.
   Sec. Discount Notes due 11/15/04 (d) ......      25,000         18,750
   Iron Mountain, Inc.,
   10.125% Sr. Sub. Notes due 10/01/06 .......      50,000         54,750
   8.75% Sr. Sub. Notes due 09/30/09 (a) .....      50,000         51,250
   Revlon Consumer Products, Inc., 8.625%
   Sr. Sub. Notes due 02/01/08 (a) ...........      50,000         50,063
   Revlon Worldwide Corp., 11.16% Sr. Sec.
   Discount Notes due 03/15/01 (a)(f) ........     125,000         96,875
   TAG Heuer International SA, 12% Sr.
   Sub. Notes due 12/15/05 (g) ...............      33,000         39,765

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                  face amount      value
                                                 or units (m)     (note 1)
                                                 --------------   ----------
  Diversified Financial - .33%
   AMRESCO, Inc.,
   Series 97-A, 10% Sr. Sub. Notes
   due 03/15/04 ................................    $ 75,000       $ 77,063
   Series 98-A, 9.875% Sr. Sub. Notes
   due 03/15/05 ................................     100,000        101,875
   Veritas Capital Trust, 10% Gtd. Bonds
   due 01/01/28 (a) ............................      50,000         52,500
  Diversified Media - .65%
   Chancellor Media Corp.,
   10.50% Sr. Sub. Notes due 01/15/07 (a) ......      90,000        100,125
   Series B, 8.75% Sr. Sub. Notes
   due 12/15/07 (a) ............................      50,000         50,625
   Hollywood Theaters, Inc., 10.625% Sr.
   Sub. Notes due 08/01/07 (a) .................      25,000         25,875
   IPC Magazines Group PLC, 9.625%
   Bonds due 03/15/08 (a)(GBP) .................      50,000         78,467
   Lamar Advertising Co., 9.625% Unsec. Sr.
   Sub. Notes due 12/01/06 .....................     100,000        107,000
   Sinclair Broadcast Group, Inc., 8.75% Sr.
   Sub. Notes due 12/15/07 .....................      50,000         51,500
   TCI Satellite Entertainment, Inc.,
   10.875% Sr. Sub. Notes
   due 02/15/07 (a) ............................      25,000         24,875
   0%/12.25% Sr. Discount Notes
   due 02/15/07 (a) (d) ........................      25,000         16,875
  Electrical Utilities - .32%
   Calpine Corp.,
   10.50% Sr. Notes due 05/15/06 ...............      50,000         54,500
   8.75% Sr. Notes due 07/15/07 (a) ............     115,000        118,163
   Central Termica Guemes SA, 12% Unsec.
   Bonds due 11/26/01 (a)(g) ...................      50,000         49,313
  Electronics - .31%
   Tracor, Inc., 8.50% Sr. Sub. Notes
   due 03/01/07 (a) ............................     100,000        108,500
   Wavetek Corp., 10.125% Sr. Sub. Notes
   due 06/15/07 (a) ............................     100,000        104,000
  Energy Services & Producers - 1.15%
   Gothic Energy Corp., Units (each unit
   consists of $1,000 principal amount of
   0%/14.125% Sr. Discount Notes due
   05/01/06 and 7.933 warrants to purchase
   one ordinary share) (a)(d)(k) ...............     125,000         72,500
   Gothic Production Corp.,
   11.125% Sr. Sec. Notes due 05/01/05 (a) .....      50,000         47,875
   Grant Geophysical, Inc., 9.75% Sr. Notes
   due 02/15/08 (a) ............................     100,000         98,500
   Great Lakes Carbon Corp., 10.25% Sr.
   Sub. Notes due 05/15/08 (a) .................     150,000        153,000
   P&L Coal Holdings Corp., 9.625% Sr.
   Sub. Notes due 05/15/08 (a) .................     100,000        102,750
   Ram Energy, Inc., 11.5% Sr. Notes
   due 02/15/08 ................................     200,000        201,000
   Universal Compression, Inc., 0%/9.875%
   Sec. Discount Notes due 02/15/08 (a) ........     200,000        126,000
  Environmental - .26%
   Allied Waste Industries, Inc.,
   0%/11.30% Sr. Discount Notes
   due 06/01/07 (a)(d) .........................     100,000         73,000
   10.25% Sr. Sub. Notes due 12/01/06 (a) ......     100,000        109,500



Atlas Strategic Income Fund                                          (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
  Financial - .87%
   BankUnited Financial Corp.,
   10.25% due 12/31/26 (a) ....................    $100,000       $107,750
   CB Richard Ellis Service, 8.875% Unsec.
   Sr. Sub. Notes due 06/01/06 ................      50,000         49,625
   Ford Motor Credit Co.,
   5.25% Bonds due 06/16/08 (DEM) .............     360,000        198,817
   Local Financial Corp.,
   11% Sr. Notes due 09/08/04 (a) .............      50,000         54,250
   Netia Holdings BV, .........................
   10.25% Sr. Gtd. Notes due 11/01/07 (a) .....      25,000         24,031
   0%11% Sr. Gtd. Discount Notes due
   11/01/07 (a) (d) ...........................      50,000         18,699
   Polytama International Finance BV,
   11.25% Sec. Notes due 06/15/07 (b) .........      50,000         21,063
   SBS Agro Finance BV, 10.25% Bonds
   due 07/21/00 ...............................      75,000         57,375
   Southern Pacific Funding Corp.,
   11.50% Sr. Notes due 11/01/04 ..............      75,000         74,250
  Food & Beverages - .75%
   Aurora Foods, Inc., 8.75% Sr. Sub. Notes
   due 07/01/08 (a) ...........................     100,000        100,000
   Del Monte Foods Co., 0%12.50% Sr.
   Discount Notes due 12/15/07 (a)(d) .........      50,000         32,500
   Doane Products Co.,
   10.625% Sr. Notes due 03/01/06 (g) .........     100,000        109,000
   Favorite Brands International, Inc.,
   10.75% Sr. Notes due 05/15/06 (a) ..........      50,000         50,500
   Purina Mills, Inc.,
   9% Sr. Sub. Notes due 03/15/10 (a) .........      50,000         51,375
   Shoppers Food Warehouse Corp.,
   9.75% Sr. Sec. Notes due 06/15/04 (a) ......      20,000         22,100
   Smithfield Foods, Inc.,
   7.625% Sr. Sub. Notes due 02/15/08 (a) .....     100,000        101,000
   Sparkling Spring Water, 11.50% Sr. Sub.
   Notes due 11/15/07 (a) .....................      50,000         52,250
  Gas Utilities - .08%
   AmeriGas Partners, L.P., 10.125% Sr.
   Notes due 04/15/07 (a) .....................      50,000         54,063
   Health Care/Supplies & Services -
   1.11% Integrated Health Services,
   9.50% Sr. Sub. Notes due 09/15/07 (a) ......     125,000        130,625
   Fresenius Medical Cap Trust II,
   7.875% Gtd. Sec. Trust Preferred Bond
   due 02/01/08 (a) ...........................     100,000         98,250
   Fresenius Medical Cap Trust III,
   7.375% Gtd. Sec. Trust Preferred Bonds
   due 02/01/08 (a)(DEM) ......................     100,000         54,572
   Fresenius Medical Care AG,
   9% Unsec. Trust Preferred due 12/01/06 .....     120,000        124,800
   Kinetic Concepts, Inc., Series B, 9.625%
   Sr. Unsec. Sub. Notes due 11/01/07 (a) .....     175,000        176,750
   Oxford Health Plans,
   11% Sr. Notes due 05/15/05 (a) .............     100,000        102,500
   Sun Healthcare Group, Inc.,
   9.50% Sr. Sub. Notes due 07/01/07 (a) ......      85,000         86,275
  Homebuilders/Real Estate - .21% .............
   Saul (B.F.) Real Estate Investment Trust,
   9.75% Sr. Sec. Notes due 04/01/08 ..........     150,000        148,125


18    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
  Hotel/Gaming - 1.59%
   Apcoa, Inc., 9.25% Sr. Sub. Notes
   due 03/15/08 (a) ...........................    $ 50,000       $ 49,625
   Capstar Hotel Co., 8.75% Sr. Sub.
   Notes due 08/15/07 (a) .....................      25,000         25,938
   Casino Magic of Louisiana Corp.,
   Series B, 13% due 08/15/03 .................      40,000         46,000
   Empress Entertainment, Inc.,
   8.125% Sr. Sub. Notes due 07/01/06 .........     150,000        150,375
   Grand Casinos, Inc., 10.125% Gtd.
   First Mtg. Notes due 12/01/03 ..............      50,000         54,750
   Hard Rock Hotel, Inc., 9.25% Sr. Sub.
   Notes due 04/01/05 (a) .....................      90,000         92,250
   HMH Properties, Inc., 8.875% Sr.
   Notes due 07/15/07 (a) .....................     100,000        111,500
   Horseshoe Gaming LLC, 9.375% Sr. Sub.
   Notes due 06/15/07 (a) .....................      75,000         79,406
   Majestic Star Casino LLC (The),
   12.75% Sec. Sr. Notes due 05/15/03 .........      50,000         54,625
   Mohegan Tribal Gaming Authority
   (Connecticut), Series B,
   13.50% Sr. Sec. Notes due 11/15/02 .........      50,000         63,000
   Rio Hotel and Casino, Inc., 9.50% Gtd.
   Sr. Sub. Notes due 04/15/07 (a) ............     100,000        104,750
   Showboat Marina Casino
   Partnership/Showboat
   Marina Finance Corp.,
   Series B, 13.50% First Mtg. Notes
   due 03/15/03 ...............................     150,000        174,750
   Venetian Casino Resort LLC/
   Las Vegas Sands, Inc.,
   12.25% First Mtg. Notes
   due 11/15/04 (a) ...........................      50,000         51,625
   10%/14.25% Sr. Sub. Notes
   due 11/15/05 (a)(e) ........................      50,000         46,250
  Industrial - 1.68%
   Federal-Mogul Corp.,
   7.875% Notes due 07/01/10 ..................     125,000        124,693
   Fleming Companies, Inc.,
   10.50% Sr. Sub. Notes due 12/01/04 (a) .....      75,000         78,000
   10.625% Sr. Sub. Notes
   due 07/31/07 (a) ...........................     200,000        208,500
   Focal Communications, Inc.,
   0%/12.125% Sr. Discount Notes
   due 02/15/08 (a)(d) ........................     300,000        178,875
   Insilco Corp., 10.25% Sr. Sub.
   Notes due 08/15/07 (a) .....................      25,000         26,125
   International Wire Group, Inc., Series B,
   11.75% Sr. Sub. Notes
   due 06/01/05 (a) ...........................      65,000         71,256
   Key Plastics, Inc., 10.25% Sr. Sub. Notes
   due 03/15/07 (a) ...........................      50,000         52,000
   Outboard Marine Corp., 10.75% Sr.
   Notes due 06/01/08 (a) .....................     100,000        101,000
   Pantry, Inc. (The), 10.25% Sr. Sub. Notes
   due 10/15/07 (a) ...........................      50,000         51,000
   Phillips Van-Huesen, 9.50% Sr. Sub.
   Notes due 05/01/08 (a) .....................     100,000         99,875
   Roller Bearing Co. of America, Inc.,
   9.625% Sr. Sub. Notes due 06/15/07 (a) .....      25,000         25,563


Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
   Shaw Communications, Inc., 8.54%
   Debentures due 09/30/27 (CAD) ..............    $ 80,000       $ 54,509
   Styling Technology Corp., 10.875% Sr.
   Sub. Notes due 07/01/08 (a) ................      50,000         50,750
   Trico Marine Services, Inc., 8.50% Gtd.
   Sr. Sub. Unsec. Bonds due 08/01/05 (a) .....      20,000         19,450
   UIH Australia/Pacific, Series B, 0%/14%
   Sr. Discount Notes due 05/15/06 (d) ........      50,000         30,563
  Industrial Services - .22%
   Comforce Operating, Inc.,
   12% Sr. Notes due 12/01/07 (a) .............      50,000         53,500
   Fisher Scientific International, Inc.,
   9% Sr. Sub. Notes due 02/01/08 (a) .........     100,000         99,250
  Information Technology - 3.34%
   Amazon Communications, Inc., 0%/10%
   Sr. Discount Notes due 05/01/08 (a)(d) .....     100,000         60,750
   American Mobile Satellite Corp./AMSC
   Acquisition Co. Inc., Units (each unit
   consists of $1,000 Principal amount of
   12.25% Sr. Notes due 04/01/08 and one
   warrant to purchase 3.75749 ordinary
   shares) (a)(k) .............................      50,000         47,000
   Bell Technology Group, Units (each unit
   consists of $1000 principal amount of
   13% Sr. Notes due 05/01/05 and one
   warrant to purhcase one ordinary
   share) (a)(k) ..............................      50,000         50,500
   Cellnet Data Systems, Inc.,
   0%/14% Unsec. Sr. Discount Notes
   due 10/01/07 (d) ...........................      50,000         27,750
   Cellular Communications International,
   Inc., 0%/9.50% Sr. Discount Notes
   due 04/01/05 (ECU)(a)(d) ...................     250,000        179,375
   Covad Communication Group, Inc.,
   Units (each unit consists of $1,000
   principal amount of 0%/13.50% Sr.
   Discount Notes due 03/15/08 and one
   warrant to purchase 6.4792 shares
   of common stock) (a)(d)(k) .................     100,000         52,000
   Crown Castle International Corp.,
   0%/10.625% Sr. Discount Notes
   due 11/15/07 (a)(d) ........................      75,000         51,188
   CTI Holdings SA, 0%/11.50% Sr. Notes
   due 04/15/08 (a)(d) ........................      50,000         27,750
   Details, Inc., 10% Sr. Sub. Notes
   due 11/15/05 (a) ...........................      25,000         24,875
   Exodus Communications, Inc., 11.25 Sr.
   Notes due 07/01/08 (a) .....................     100,000        100,000
   Global Crossing Holdings, Ltd.,
   9.625% Sr. Notes due 05/15/08 (a) ..........     100,000        104,125
   GST Telecommunications, Inc./GST
   Network Funding Inc., 75,000
   0%/10.25% Sr. Discount Notes due
   05/01/08 (a)(d) ............................      75,000         45,000
   ICG Services, Inc., 0%/10% Sr. Discount
   Notes due 02/15/08 (a)(d) ..................      60,000         35,550
   Iridium LLC/Iridium Capital Corp.,
   11.25% Sr. Notes due 07/15/05 (a) ..........      15,000         15,038
   13% Sr. Gtd. Notes due 07/15/05 (a) ........      25,000         26,813

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                face amount      value
                                               or units (m)     (note 1)
                                               --------------   ----------
   KMC Telecom Holdings, Inc.,
   Units (each unit consists of $1000
   principal amount of 0%/12.50% Sr.
   Discount Notes due 02/15/08 and
   one warrant to purchase
   .21785 Ordinary Share of Common
   Stock) (a)(k) .............................    $100,000       $ 58,000
   Nextel Communications, Inc.,
   Sr. Discount Notes,
   0%/10.65% due 09/15/07 (a)(d) .............     600,000        403,500
   0%/9.95% due 02/15/08 (a)(d)  .............      75,000         47,906
   0%/9.75% due 10/31/07 (a)(d)  .............     125,000         81,250
   Nextlink Communications, Inc.,
   9.625% Sr. Notes due 10/01/07 .............     125,000        128,125
   9.% due 03/15/08 (a) ......................     100,000        100,000
   0%/ 9.45% Sr. Discount Notes
   due 04/15/08 (a)(d) .......................     100,000         61,125
   Orbital Imaging Corp., Units (each unit
   consists of $1,000 principal amount of
   11.625% Sr. Notes due 03/01/05 and one
   warrant to purchase 8.7516 ordinary
   shares) (a)(k) ............................      75,000         80,063
   Pinnacle Holdings, Inc., 10% Sr.
   Discount Notes due 03/15/08 (a) ...........     100,000         65,500
   Psinet, Inc., 10% Senior Notes
   due 02/15/05 (a) ..........................     150,000        153,000
   Satelites Mexicanos SA, 10.125% Sr.
   Notes due 11/01/04 (a) ....................      50,000         48,688
   SBA Communications Corp., 0%/12% Sr.
   Discount Notes due 03/01/08 (a)(d) ........     200,000        125,000
   Wam!Net, Inc., Units (each unit consists
   of $1,000 principal amount of
   0%/13.25% Sr. Discount Notes due
   03/01/05 and three warrants to
   purchase 6.03 ordinary shares of
   common stock) (a)(d)(k) ...................     200,000        126,000
  Insurance - .10%
   Veritas Holdings, GMBH, 9.625% Sr.
   Notes due 12/15/03 (a) ....................      65,000         68,413
  Leisure & Entertainment - .42%
   Premier Cruise, Ltd., 11% Sr. Notes due
   03/15/08 (a) ..............................      50,000         33,250
   Premier Parks, Inc., ......................
   9.25% Sr. Notes due 04/01/06 ..............      50,000         51,625
   0%/10% Sr. Discount Notes
   due 04/01/08 (d) ..........................      50,000         33,188
   SFX Entertainment, Inc., 9.125% Sr. Sub.
   Notes due 02/01/08 (a) ....................     125,000        122,500
   Six Flags Entertainment Corp., 8.875%
   Sr. Notes due 04/01/06 ....................      50,000         50,938
  Manufacturing - .37%
   Grove Worldwide LLC, 9.25% Sr. Sub.
   Notes due 05/01/08 (a) ....................      50,000         49,750
   Moll Industries, Inc., 10.50% Sr. Sub.
   Notes due 07/01/08 (a) ....................     100,000        102,000
   SC International Services, Inc., 9.25% Sr.
   Sub. Notes due 09/01/07 (a) ...............     100,000        103,500



Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
  Metals/Mining - .49%
   Centaur Mining & Exploration, Ltd.,
   11% Gtd. Sr. Notes due 12/01/07 (a)(g) .....    $ 25,000       $ 25,500
   International Utility Structures, Inc.,
   10.75% Sr. Sub. Notes due 02/01/08 (a) .....      25,000         25,500
   Kaiser Aluminum & Chemical Corp.,
   12.75% Sr. Sub. Notes due 02/01/03 .........      50,000         53,375
   Metallurg, Inc., 11% Sr. Notes
   due 12/01/07 (a) ...........................     225,000        235,125
  Oil & Gas - 1.31%
   Belden & Blake Energy Co. LP, 9.875%
   Sr. Sub. Notes due 06/15/07 (a) ............     100,000         97,750
   Chesapeake Energy Corp., 9.625% Sr.
   Notes due 05/01/05 (a) .....................     100,000        100,250
   Dailey International, Inc., 9.50% Sr.
   Unsec. Notes due 02/15/08 (a) ..............     100,000         97,500
   Denbury Management, Inc., 9% Sr. Sub.
   Notes due 03/01/08 .........................     150,000        143,250
   DI Industries, Inc., 8.875% Sr. Notes
   due 07/01/07 ...............................      20,000         19,400
   Forcenergy, Inc.,
   8.50% Sr. Sub. Notes due 02/15/07 (a) ......      50,000         47,500
   9.50% Unsec. Sr. Sub. Notes
   due 11/01/06 ...............................     100,000        100,250
   Ocean Rig Norway AS, 10.25% Sr. Sec.
   Gtd. Notes due 06/01/08 (a) ................     100,000         95,000
   Parker Drilling Co., Series B, 9.75% Sr.
   Notes due 11/15/06 .........................     100,000        102,250
   Stone Energy Corp., 8.75% Sr. Sub. Notes
   due 09/15/07 (a) ...........................     110,000        110,825
  Paper & Forest Products - .81%
   Fletcher Challenge, Ltd.,
   8.05% Bonds due 06/15/03(NZD) ..............      30,000         15,226
   14.50% Cv. Sub. Notes
   due 09/30/00(NZD) ..........................      85,000         49,207
   10% Cv. Unsec. Sub. Notes
   due 04/30/05(NZD) ..........................       5,000          2,799
   Florida Coast Paper Co. LLC,
   Series B, 12.75% First Mtg. Notes
   due 06/01/03 ...............................     110,000        122,375
   Four M Corp., 12% Sr. Sec. Notes
   due 06/01/06 (a)(g) ........................      25,000         26,750
   Pacific Lumber Co., 10.50% Sr. Unsec.
   Notes due 03/01/03 .........................      50,000         51,375
   Riverwood International Corp., 10.625%
   Sr. Notes due 08/01/07 (a) .................     100,000        104,000
   SD Warren Co., Series B, 12% Sr. Sub.
   Notes due 12/15/04 .........................     150,000        165,938
   U.S. Timberland Co. LP, 9.625% Sr.
   Notes due 11/15/07 .........................      25,000         25,781
  Restaurants - .36%
   Ameriking, Inc., 10.75% Sr. Unsec. Notes
   due 12/01/06 ...............................     150,000        160,500
   Carrols Corp., 11.50% Sr. Notes
   due 08/15/03 ...............................      85,000         89,038
  Retail - .14%
   Boyd Collection, Ltd., 9% Sr. Sub. Notes
   due 05/15/08 (a) ...........................     100,000        100,000


20    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount      value
                                                or units (m)     (note 1)
                                                --------------   ----------
  Security Services - .25%
   Borg-Warner Security Corp., 9.625% Sr.
   Sub. Notes due 03/15/07 (a) ................    $ 50,000       $ 56,000
   Protection One Alarm Monitoring, Inc.,
   6.75% Cv. Gtd. Sr. Sub. Notes
   due 09/15/03 ...............................     100,000        116,250
  Specialty Retailing - .25%
   Eye Care Centers of America, Inc.,
   9.125% Sr. Sub. Notes due 05/01/08 (a) .....      75,000         74,625
   Finlay Fine Jewelry Corp., 8.375% Sr.
   Notes due 05/01/08 .........................      50,000         50,188
   Home Interior & Gifts, Inc., 10.125% Sr.
   Sub. Notes due 06/01/08 (a) ................      50,000         51,063
  Steel - .38%
   AK Steel Corp., 9.125% Sr. Notes
   due 12/15/06 ...............................     100,000        104,500
   Algoma Steel, Inc., 12.375% Sec. First
   Mtg. Notes due 07/15/05 ....................      25,000         28,000
   Bar Technologies, Inc., 13.50% Sr. Sec.
   Notes due 04/01/01 .........................      25,000         26,813
   Keystone Consolidated Industries, Inc.,
   9.625% Sr. Sec. Notes due 08/01/07 (a) .....     100,000        102,250
  Supermarkets - .27%
   Pathmark Stores, 0%/10.75% Jr. Sub.
   Notes due 11/01/03 (d) .....................     100,000         84,000
   Randall's Food Markets, Inc., 9.375% Sr.
   Sub. Notes due 07/01/07 (a) ................     100,000        105,500
  Telecommunications - 5.47%
   Arch Communications, Inc., 12.75% Sr.
   Notes due 07/01/17 (a) .....................     100,000        100,625
   Call-Net Enterprises, Inc.,
   0%/9.27% Sr. Discount Notes
   due 08/15/07 ...............................      50,000         35,000
   Clearnet Communications, Inc.,
   0%/14.75% Sr. Unsec. Discount Notes
   due 12/15/05 (d) ...........................      75,000         62,813
   Colt Telecom Group PLC,
   Units (each unit consists of $1,000
   principal amount of 0%/12% Unsec. Sr.
   Discount Notes due 12/15/06 and one
   warrant to purchase 7.80 ordinary
   shares) (d)(k) .............................     100,000         99,000
   0%/12% Unsec. Sr. Discount Notes
   due 12/15/06 ...............................      50,000         39,000
   10.125% Sr. Notes due 11/30/07 (GBP) .......      35,000        104,870
   8.875% Sr. Notes due 11/30/07 (GBP) ........      25,000         15,485
   Comunicacion Celular SA, 0%/13.125%
   Sr. Deferred Coupon Bonds
   due 11/15/03 (d) ...........................     100,000         77,000
   Convergent Communication, Inc., Units
   (each unit consists of $1,000 principal
   amount of Sr. Notes and four warrants
   to purchase 10.8 shares of common
   stock) (a)(k) ..............................      50,000         48,000
   Diamond Cable Communications PLC,
   0%/11.75% Sr. Discount Notes
   due 12/15/05 (d) ...........................     200,000        165,000
   E. Spire Communications, Inc., 13.75%
   Unsec. Sr. Notes due 07/15/07   ............      25,000         28,500
   Facilicom International, Inc., 10.50% Sr.
   Notes due 01/15/08 (a) .....................     175,000        172,375


Atlas Strategic Income Fund                                          (continued)
--------------------------------------------------------------------------------


                                               face amount      value
                                              or units (m)     (note 1)
                                              --------------   ----------
   Firstworld Communication, Inc., Units
   (each unit consists of $1,000 principal
   amount of 13% Sr. Discount Notes
   due 04/15/08 and one warrant to
   purchase 7.9002 shares of Series B,
   common stock) (a) ........................    $100,000       $ 44,000
   GST USA, Inc., 0%/13.875% Gtd. Sr. Sec.
   Discount Notes due 12/15/05 (d) ..........      75,000         60,750
   Intermedia Communications, Inc.,
   8.875% Sr. Notes due 11/01/07 (a) ........      75,000         76,688
   8.50% Sr. Notes due 01/15/08 (a) .........      75,000         75,000
   8.60% Sr. Notes due 06/01/08 (a) .........     100,000        101,250
   Level 3 Communications, Inc., 9.125%
   Unsec. Sr. Notes due 05/01/08 (a) ........     150,000        146,063
   Long Distance International, Inc., Units
   (each unit consists of $1,000 principal
   amount of 12.25% Sr. Notes due
   04/15/08 and one warrant to purchase
   15.0874 shares of common stock) (a) ......      50,000         49,500
   McLeodUSA, Inc.,
   0%/10.50% Sr. Discount Notes due
   03/01/07 (a)(d) ..........................      50,000         37,500
   8.375% Sr. Notes due 03/15/08 (a) ........     100,000        100,250
   9.25% Sr. Notes due 07/15/07 (a) .........      40,000         41,500
   Metrocall, Inc., 10.375% Sr. Sub. Notes
   due 10/01/07 .............................      50,000         51,750
   Metronet Communications Corp.,
   0%/10.75% Sr. Discount Notes
   due 11/01/07 (a)(d) ......................      75,000         49,219
   0%/9.95% Sr. Discount Notes
   due 06/15/08 (a)(d) ......................      25,000         15,469
   Microcell Telecommunications, Inc.,
   0%/10.125% Sr. Discount Notes
   due 10/15/07 (a)(d) CAD ..................     100,000         43,011
   Millicom International Cellular SA,
   0%/13.50% Sr. Discount Notes
   due 06/01/06 (d) .........................      60,000         46,350
   NTL, Inc.,
   10% Sr. Notes due 02/15/07 (a) ...........     100,000        107,500
   0%/9.75% Sr. Notes due 04/01/08 (a) ......     100,000         65,000
   10.75% Sr. Unsec. Unsub. Notes
   due 04/01/08 GBP .........................      50,000         52,589
   Onepoint Communication Corp., Units
   (each unit consists of $1,000 principal
   amount of 14.25% Sr. Notes due
   06/01/08 and one warrant to purchase
   .635 shares of common stock) (a)(k) ......      50,000         47,000
   Omnipoint Corp., Series A, 11.625% Sr.
   Notes due 08/15/06 .......................     150,000        157,875
   ORBCOMM Global LP/ORBCOMM
   Capital Corp., Series B, 14% Sr. Notes
   due 08/15/04 .............................     150,000        169,875
   Orion Networks Systems, Inc.,
   0%/12.50% Sr. Discount Notes due
   01/15/07 (d) .............................     200,000        153,000
   Petersburg Long Distance, Inc., Units
   (each unit consists of $1,000 principal
   amount of 0%/14% Sr. Discount Notes
   due 06/01/04 and one warrant to
   purchase 34 ordinary shares) (a)(d)(k)          50,000         46,500

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                 face amount        value
                                                or units (m)      (note 1)
                                                --------------   -------------
   Price Communication Cellular Holdings,
   Inc., 0%/13.50% Sr. Discount Notes
   due 08/01/07 (a)(d) ........................    $150,000       $   104,625
   Price Communication Wireless, Inc.,
   9.125% Sec. Notes due 12/15/06 (a) .........     100,000            99,875
   11.75% Unsec. Sr. Sub. Notes
   due 07/15/07 ...............................      50,000            55,000
   PTC International Finance BV,
   0%/10.75% Unsec. Sub. Notes
   due 07/01/07 (a) ...........................      34,000            23,163
   Qwest Communications International,
   Inc., 0%/9.47% Sr. Sub. Notes
   due 10/15/07 (a)(d) ........................     150,000           112,125
   RSL Communications PLC,
   0%/10.125% Sr. Discount Notes
   due 03/01/08 (a) (d) .......................     100,000            59,500
   0%/10% Bonds
   due 03/15/08 (d) (DEM) .....................      50,000            17,729
   Rural Cellular Corp., 9.625% Sr. Sub.
   Notes due 05/15/08 (a) .....................     100,000           100,000
   Spectrasite Holdings, Inc., 0%/12% Sr.
   Discount Notes due 07/15/08 (a)(d) .........     200,000           111,000
   Teleport Communications Group, Inc.,
   0%/11.125% Sr. Discount Notes
   due 07/01/07 (d) ...........................     200,000           174,000
   USA Mobile Communications, Inc. II,
   9.50% Sr. Notes due 02/01/04 ...............     100,000            90,750
   14% Sr. Notes due 11/01/04 .................      65,000            71,500
   Viatel, Inc., Units (each unit consists of
   $1,000 principal amount of 11.25%
   due 04/15/08 and .483 shares of
   Series A, preferred stock) (a)(k) ..........     100,000           104,500
  Telephone Utilities - .04%
   Telecomunicacoes Brasileiras SA,
   11.301% Medium-Term Notes
   due 12/09/99 (a)(c)(g) .....................      30,000            30,413
  Textile/Apparel - .14%
   Galey & Lord, Inc., 9.125% Sr. Sub.
   Notes due 03/01/08 (a) .....................     100,000            96,500
  Transportation - .75%
   American Communication Lines
   LLC/ACL, 10.25% Bonds
   due 06/30/08 (a) ...........................      50,000            50,000
   Coach USA, Inc., 9.375% Sr. Sub. Notes
   due 07/01/07 (a) ...........................      75,000            78,000
   Navigator Gas Transportation PLC,
   10.50% First Priority Ship Mtg. Notes
   due 06/30/07 (a) ...........................      75,000            78,188
   Units (each unit consists of $1,000
   principal amount of 12% second priority
   ship mtg. notes due 06/30/07 and
   7.66 warrants) (k) .........................      50,000            56,500
   TFM SA de CV, 10.25 Sr. Gtd. Bonds
   due 06/15/07 (a) ...........................      75,000            72,750
   Transtar Holdings LP/Transtar Capital
   Corp., Series B, 0%/13.375%
   Sr. Discount Notes due 12/15/03 (d) ........     200,000           186,000
                                                                  ------------
  Total Corporate Bonds and Notes (cost: $23,407,157)              23,727,328
                                                                  ------------



Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                               face amount       value
                                              or units (m)      (note 1)
                                              --------------   ------------
Common Stocks - 0.00%
  Optel, Inc. Exp 02/15/05 (b)(g) ...........         85        $        1
                                                                -----------
  Total Common Stocks (cost: $0)                                         1
                                                                -----------
                                                   Shares
                                                   ------
Preferred Stock - 2.59%
  CBS Radio, Inc., Series B,
   11.375% Cum. Exchangeable (g)(i) .........        752            89,300
  Chesapeake Energy Corp., 7% (a) ...........      2,000            84,250
  Concentrix Network Corp., 13.50% (a) ......         50            49,750
  E. Spire Communications, Inc., 12.75% .....         51            55,463
  Eagle-Picher Holdings,
   0%/11.75% Cum. (a)(d)(g) .................      1,000            58,000
  Echostar Communications Corp.,
   12.125% Exchangeable (a)(g)(i) ...........         52            57,980
  El Paso Electric Co., Series A,
   11.40% Cum. (i) ..........................        805            88,148
  ICG Holdings, Inc., 14.25% (g)(i) .........         27            32,805
  Nebco Evans Holdings Co.,
   11.25% (a)(i) ............................      1,026           104,652
  Nextel Communications, Inc., Series E,
   11.125% (a)(i) ...........................         51            52,996
  NEXTLINK Communications, Inc.,
   14% Cum. Exchangeable (i) ................      4,569           267,287
  Paxson Communications Corp.,
   13.25% (a) ...............................         50            49,250
  Prime Retail, Inc., Series B, 8.50% Cv.            500            10,250
  PRIMEDIA, Inc., ...........................        100
   Series E, 9.20% (a) ......................        100            10,150
   Series G, 8.625% Exchangeable (a) ........      3,000           291,750
  Rural Cellular Corp., 11.375% (a)(g) ......         50            50,125
  S.D. Warren Co., Series B, 14% Cum.
   Exchangeable (b) .........................      5,500           275,000
  S.F. Holdings Group, Inc., Units
   (each Unit consist of one 13.75%
   Preferred Stock and 37 Class C Shares of
   Common Stock) (a)(g)(i)(k) ...............     10,000            87,750
  SFX Broadcasting, Inc., Series E,
   12.625% Cum. (i) .........................        531            60,003
  Spanish Broadcasting Systems, Inc.,
   14.25% Cum. Exchangeable (a)(g)(i) .......         27            28,418
                                                                -----------
  Total Preferred Stocks (cost: $1,758,035)                      1,803,327
                                                                -----------


22    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------


                                                              value
                                               Units         (note 1)
                                            --------------   ----------
Rights, Warrants and Certificates - 0.04% (b)
  Comunicacion Celular SA Wts.,
   Exp. 11/03 (g) .........................           100     $  7,700
  Gothic Energy Corp. Wts., Exp. 09/04 ....         1,400        1,400
  Gothic Energy Corp. Wts., Exp. 09/04 ....         1,303           13
  NEXTLINK Communications, Inc. Wts.,
   Exp. 02/09 .............................         1,235            0
  Occidente Y Caribe Celular SA Wts.,
   Exp. 03/04 (g) .........................           400        8,000
  Orbital Imaging Corp. Wts., Exp 03/05                75            -
  Orion Network Systems, Inc. Wts.,
   Exp 01/07 (g) ..........................           100        1,313
  Price Communication Corp. Wts.,
   Exp 08/07 (g) ..........................           516        7,805
  Republic of Venezuela Wts., Exp 04/20             1,250            0
  United Mexican States Bonds Wts.,
   Exp. 06/03 .............................       250,000            0
                                                              ---------
  Total Rights, Warrants and Certificates (cost: $12,264)       26,231
                                                              ---------
                                             face amount
                                             or units (m)
                                             -------------
Structured Instruments - 4.21%
  Bear Stearns High Yield Composite Index
   Linked Notes,
   9% due 08/25/98 ........................  $    250,000      250,000
   9% due 10/13/98 ........................       300,000      300,000
  Deutsche Morgan Grenfell,
   OFZ Linked Notes,
   due 02/23/00 ...........................        80,000       51,858
   due 10/25/00 ...........................        80,000       51,761
  Lehman Brothers Holdings, Chilean
   Peso/Japanese Yen Linked Notes,
   18% due 07/28/98 .......................        70,000       72,673
   17.50% due 07/28/98 ....................        70,000       71,861
  Lehman Brothers Holdings, Inc.,
   Zero Coupon, Greek Drachma/European
   Currency Unit Linked Notes,
   due 03/22/99 ...........................        70,000       70,000
   Zero Coupon, Greek Drachma/Swiss
   Franc Linked Notes due 03/31/99 ........        45,000       45,000
  Lehman High Yield Index Notes,
   8.4375% due 08/05/98 ...................       200,000      200,000
   8.50% due 03/08/99 .....................       400,000      400,000
  Salomon Brothers, Inc.,
   6% Brazil Linked Notes, due 04/02/03           150,000      123,315
   10% Zero Coupon Russian Linked Notes
   due 07/31/98 (f) .......................       100,000       97,990
   10% Zero Coupon Russian Linked Notes
   due 08/07/98 (f) .......................       330,000      320,265
   12.02% United Mexican States 16' Linked
   Notes, due 09/16/98 ....................       657,875      647,547
   12.33% United Mexican States 26' Linked
   Notes, due 09/16/98 ....................        97,477       97,058


Atlas Strategic Income Fund                                         (continued)
--------------------------------------------------------------------------------

                                           face amount       value
                                          or units (m)      (note 1)
                                          --------------   ------------
  Standard Chartered Bank,
   20.25% Philippine Peso/Japanese Yen
   Linked Notes due 11/09/98 ............    $70,000        $   70,791
   48% Thailand Baht/Japanese Yen Linked
   Notes due 08/11/98 ...................     60,000            59,268
                                                            -----------
  Total Structured Instruments (cost: $2,997,063)            2,929,387
                                                            -----------


                                      strike
                           date       price         contracts/face
                          -------  --------------   ---------------
Call Options Purchased - 0.03%
  Deutsche Mark Call
    Option ..............  10/98    0.840 DEM             250,000         1,221
  U.S. Treasury Bonds,
    6.125% due 11/15/27
    Call Option .........  11/98    $    107.125              600        16,248
                                                                        -------
  Total Call Options Purchased (cost: $7,600)                            17,469
                                                                        -------
Put Options Purchased - 0.08%
  Japanese Yen Put Option  09/98    136.000 JPY       105,410,000        49,437
  Japanese Yen Put Option  09/98    145.400 JPY        51,220,000         5,737
  U.S. Treasury Bonds,
   6.125% due 11/15/27
   Put Option ...........  07/98    $    105.695              600         3,384
                                                                        -------
  Total Put Options Purchased (cost: $24,641)                            58,558
                                                                        -------


                                                face amount (m)
                                                ----------------
Short-Term Securities - 1.00%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%, due July 1, 1998,
   collateralized by FHLMC, 6.773%, August
   1, 2025 with a value of $712,749 ...........    $ 698,512            698,512
                                                                  ------------
  Total Short-Term Securities (cost: $698,512)                         698,512
                                                                  ------------
Total Investments (cost: $73,285,243) - 105.47%                     73,417,990
Other Assets and Liabilities, Net - (5.47)%                         (3,805,234)
                                                                  ------------
Net Assets - 100.00%                                              $ 69,612,756
                                                                  ============

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Balanced Fund
--------------------------------------------------------------------------------


                                             shares or            value
                                            face amount         (note 1)
                                            -------------   -------------------
Common Stocks - 34.95%
  Aerospace/Defense - .01%
   Raytheon Co., Cl. A ....................       191          $   11,006
  Automotive - .43%
   Ford Motor Co. .........................     4,000             236,000
   General Motors Corp. ...................     2,000             133,625
  Banks - 12.44%
   Banc One Corp. .........................    12,100             675,331
   Bank of Boston Corp. ...................    14,000             778,750
   BankAmerica Corp. ......................    10,000             864,375
   Capital One Financial Corp. ............     6,000             745,125
   Chase Manhattan Corp. ..................    14,000           1,057,000
   Citicorp ...............................     5,000             746,250
   Crestar Financial Corp. ................     8,000             436,500
   First Chicago Corp. ....................     8,000             709,000
   First Union Corp. ......................    21,000           1,223,250
   Fleet Financial Group, Inc. ............     7,000             584,500
   Keycorp ................................     8,000             285,000
   Mellon Bank Corp. ......................    10,000             696,250
   National City Corp. ....................     4,000             284,000
   NationsBank Corp. ......................     8,312             635,868
   PNC Bank Corp. .........................     8,000             430,500
   Summit Bancorp. ........................    10,000             475,000
  Chemicals & Allied Products - .90%
   BetzDearborn, Inc. .....................     5,000             210,938
   Dexter Corp. ...........................     8,000             254,500
   Lyondell Petrochemical Co. .............     9,904             301,453
  Consumer Goods & Services - .41%
   Newell Co. .............................     7,000             348,688
  Drugs and Health Care - 1.77%
   American Home Products Corp. ...........     4,000             207,000
   Bristol-Myers Squibb Co. ...............     3,500             402,281
   Crescendo Pharmaceuticals Corp. ........       145               1,840
   Merck & Co., Inc. ......................     5,000             668,750
   Pharmacia & Upjohn, Inc. ...............     5,000             230,625
  Electrical Utilities - 2.23%
   American Electric Power Co. ............     2,500             113,438
   Central & South West Corp. .............     7,000             188,125
   Florida Progress Corp. .................     4,000             164,500
   Illinova Corp. .........................    12,000             360,000
   New Century Energies, Inc. .............     3,000             136,313
   Potomac Electric Power Co. .............     6,000             150,375
   SCANA Corp. ............................     6,000             178,875
   Texas Utilities Co. ....................     8,000             333,000
   Unicom Corp. ...........................     8,000             280,500
  Electronics - .28%
   AMP, Inc. ..............................     7,000             240,625
  Financial Services - 3.04%
   Associates First Capital Corp. .........     1,048              80,565
   Beneficial Corp. .......................     6,000             919,125
   FBR Asset Investment Corp. .............    50,000             912,500
   H & R Block, Inc. ......................     7,000             294,875
   Imperial Credit Commercial Mortgage
   Investment Corp. .......................    30,000             391,875
  Food Wholesalers - .52%
   SuperValu, Inc. ........................    10,000             443,750
  Gas Utilities - .70%
   Enron Corp. ............................    11,000             594,688


Atlas Balanced Fund                                                 (continued)
--------------------------------------------------------------------------------


                                             shares or         value
                                            face amount      (note 1)
                                            -------------   -------------
 Homebuilders\Real Estate - .69%
   Anthracite Mortgage Capital, Inc. ......    25,000        $   346,875
   Horizon Group Properties, Inc. .........     1,000              6,594
   Prime Retail, Inc. .....................    20,000            238,750
  Industrial Manufacturing - .51%
   Sonoco Products Co. ....................    14,300            432,573
  Insurance - 2.77%
   Allstate Corp. .........................     2,781            254,635
   American General Corp. .................    12,000            854,250
   IPC Holdings, Ltd. .....................     6,000            181,875
   Reliance Group Holdings, Inc. ..........    30,000            525,000
   St. Paul Companies, Inc. ...............    13,000            546,813
  Machine Tools & Equipment - .79%
   Cooper Industries, Inc. ................     5,000            274,688
   Snap-On, Inc. ..........................    11,000            398,750
  Metals Mining - .20%
   Reynolds Metals Co. ....................     3,000            167,813
  Oil & Gas - 2.25%
   Mobil Corp. ............................     2,000            153,250
   Occidental Petroleum Corp. .............     4,000            108,000
   Phillips Petroleum Co. .................     3,000            144,563
   Royal Dutch Petroleum Co., ADR .........     4,000            219,250
   Sempra Energy, Inc. ....................     7,519            208,650
   Tenneco, Inc. ..........................     9,000            342,563
   Ultramar Diamond Shamrock Corp. ........     6,000            189,373
   Unocal Corp. ...........................     6,000            214,500
   USX-Marathon Group .....................    10,000            343,125
  Paper & Forest Products - 1.39%
   Fort James Corp. .......................    11,967            532,532
   Union Camp Corp. .......................     4,500            223,313
   Westvaco Corp. .........................     7,000            197,750
   Weyerhaeuser Co. .......................     5,000            230,938
  Printing, Publishing & Allied Products - .68%
   Dun & Bradstreet Corp. .................    16,000            578,000
  Retail Trade - 1.34%
   Family Dollar Stores, Inc. .............    22,000            407,000
   J.C. Penney Company, Inc. ..............     6,000            433,875
   Sears Roebuck & Co. ....................     5,000            305,313
  Telecommunications - 1.38%
   BCE, Inc. ..............................     6,000            256,125
   GTE Corp. ..............................     8,000            445,000
   SBC Communications, Inc. ...............    12,000            480,000
  Telephone Utilities - .22%
   Portugal Telecom SA, ADR ...............     3,500            185,281
                                                             ------------
  Total Common Stocks (cost: $20,774,408)                     29,843,551
                                                             ------------
Convertible Preferred Stocks - 12.98%
 Banks - 2.38%
   Bank of Portugal .......................     4,000            416,000
   National Australia Bank, Ltd. ..........    30,000            860,625
   St. George Bank (a) ....................     8,000            382,000
   Westpac Banking Corp. STRYPES ..........    12,400            374,325
  Broadcast, Radio & TV - .52%
   Merrill Lynch-Cox Communications
   STRYPES ................................    11,000            441,375
  Consumer Goods & Services - 1.69%
   Newell Co. .............................    25,000          1,443,750


24    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Balanced Fund                                                 (continued)
--------------------------------------------------------------------------------


                                               shares or         value
                                              face amount      (note 1)
                                              -------------   -------------
 Electrical Utilities - .31%
   Houston Industries, Inc. ACES ............       3,500      $   260,750
  Electronics - .25%
   Elsag Bailey Process
   Automation N.V. (a) ......................       5,000          210,625
  Environmental Management - .29%
   Browning-Ferris Industries, Inc. ACES ....       7,000          246,750
  Financial Services - .76%
   MCN Corp. PRIDES .........................       8,000          189,500
   MCN Financing III PRIDES .................      10,000          458,750
  Food & Related - .33%
   Chiquita Brands ..........................       5,000          282,500
  Gas Utilities - .23%
   Enron Corp. ACES .........................      10,000          200,000
  Industrials - .19%
   Owens Corning Capital LLC MIPS ...........       3,000          161,436
  Insurance - 1.71%
   American Heritage Life Investment Corp. ..       5,000          325,000
   PLC CAP Trust II  ........................      11,500          713,000
   Salomon, Inc.-FSA Holdings, Inc. DECS ....       9,000          425,250
  Leisure & Entertainment - .67%
   Premier Parks, Inc. PIES .................       9,000          571,500
  Printing, Publishing & Allied Products - .46%
   Hollinger International ..................      25,000          393,750
  Specialty Retailing - 1.25%
   Merrill Lynch-Dollar General Corp.
   STRYPES (b) ..............................      27,100        1,065,369
  Telecommunications - 1.46%
   IXC Communications, Inc. (a) .............       3,221          691,115
   U.S. West, Inc. ..........................      10,000          557,500
  Transportation - .48%
   Union Pacific Corp. ......................       8,800          411,400
                                                               ------------
  Total Convertible Preferred Stocks (cost: $9,056,172)         11,082,270
                                                               ------------
Convertible Bonds - 1.08%
 Industrials - .30%
   Alza Corp., 5% due 05/01/06 ..............   $ 200,000          253,000
  Insurance - .46%
   Mutual Risk Management,
   0% due 10/30/15 (a) ......................   $ 500,000          391,250
  Metals Mining - .32%
   Inco, Ltd., 5.75% due 07/01/04 ...........   $ 300,000          275,250
                                                               ------------
  Total Convertible Bonds (cost: $702,047)                         919,500
                                                               ------------
Corporate Bonds - 3.79%
 Automotive - .11%
   General Motors Acceptance Corp.,
   5.50% due 12/15/01 .......................   $ 100,000           97,993
  Banks - 1.11%
   First Chicago NBD Bancorp.,
   7.25% due 08/15/04 .......................   $ 590,000          619,578
   NationsBank Georgia,
   8.50% due 03/01/99 .......................   $ 325,000          329,063



Atlas Balanced Fund                                                 (continued)
--------------------------------------------------------------------------------


                                                 shares or          value
                                                 face amount       (note 1)
                                                --------------   --------------
 Broadcast, Radio & TV - .20%
   Tele-Communications, Inc.,
   7.25% due 08/01/05 .........................  $    160,000     $    168,671
  Diversified Media - .10%
   Time Warner, Inc., 7.95% due 02/01/00 ......  $     80,000           82,070
  Drugs and Health Care - .29%
   R.P. Scherer Corp., 6.75% due 02/01/04 .....  $    250,000          251,283
  Financial Services - .30%
   PaineWebber Group, Inc.,
   7% due 03/01/00 ............................  $    250,000          253,101
  Food Processing - .31%
   ConAgra, Inc., 7.40% due 09/15/04 ..........  $    250,000          263,708
  Foreign Government - .18%
   Treasury Corp. of Victoria, 9% due
   09/04/02 ...................................  $    228,000          157,866
  Gas Utilities - .39%
   Enron Corp., 7.625% due 09/10/04 ...........  $    175,000          187,588
   Enron Corp., 9.875% due 06/15/03 ...........  $    125,000          144,512
  Hotel/Gaming - .14%
   Circus Circus Enterprises, Inc.,
   6.75% due 07/15/03 .........................  $    125,000          120,798
  Oil and Gas - .41%
   Coastal Corp., 9.75% due 08/01/03 ..........  $    300,000          345,522
  Paper & Forest Products - .25%
   Fletcher Challenge Canada, Ltd.,
   7.75% due 06/20/06 .........................  $    200,000          214,305
                                                                  -------------
  Total Corporate Bonds (cost: $3,168,138)                           3,236,058
                                                                  -------------
United States Treasury Notes - 22.62%
  6.125% due 08/31/98 .........................  $  2,000,000        2,002,500
  5.50% due 11/15/98  .........................  $  1,990,000        1,990,620
  5.875% due 08/31/99 .........................  $  1,000,000        1,003,437
  6.625% due 03/31/02 .........................  $  4,000,000        4,142,500
  Strip, 0% due 08/15/20 ......................  $ 36,000,000       10,182,924
                                                                  -------------
  Total United States Treasury Notes (cost: $17,482,139)            19,321,981
                                                                  -------------
Short-Term Securities - 24.06%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%, due July 1, 1998,
   collateralized by FNMAs, 6.45%, April
   23, 2001 with a value of $20,964,411 .......  $ 20,550,860       20,550,860
                                                                  -------------
  Total Short-Term Securities (cost: $20,550,860)                   20,550,860
                                                                  -------------
  Total Securities (cost: $71,733,764) - 99.48%                     84,954,220
  Other Assets and Liabilities, Net - 0.52%                            442,962
                                                                  -------------
  Net Assets - 100.00%                                            $ 85,397,182
                                                                  =============

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Growth and Income Fund
--------------------------------------------------------------------------------


                                                  shares or        value
                                                 face amount      (note 1)
                                                 -------------   ------------
Common Stocks - 81.41%
  Advertising - .25%
   Young and Rubicam, Inc. (b) .................     18,300       $  585,589
  Aerospace/Defense - .61%
   Precision Castparts Corp. ...................     27,000        1,441,125
  Apparel & Textiles - 1.40%
   Jones Apparel Group, Inc. (b) ...............     66,000        2,413,125
   Wolverine World Wide, Inc. ..................     42,450          920,634
  Automotive - 1.05%
   Republic Industries, Inc. (b) ...............    100,000        2,500,000
  Banks - 7.26%
   Banc One Corp. ..............................     20,000        1,116,250
   Chase Manhattan Corp. .......................     20,000        1,510,000
   Fifth Third Bancorp .........................     50,000        3,150,000
   First Tennessee National Corp. ..............     75,000        2,367,188
   First Union Corp. ...........................     40,000        2,330,000
   Fleet Financial Group, Inc. .................     14,900        1,244,150
   National City Corp. .........................     15,000        1,065,000
   National Commerce Bancorp ...................     25,000        1,046,875
   US Bancorp ..................................     80,000        3,440,000
  Chemicals & Allied Products - 1.04%
   Goodrich (B. F.) Co. ........................     50,000        2,481,250
  Computer Hardware - 6.84%
   BMC Software, Inc. (b) ......................     50,000        2,596,875
   CBT Group PLC (b) ...........................     35,000        1,872,500
   Cisco Systems, Inc. (b) .....................     16,500        1,519,031
   Compuware Corp. (b) .........................     50,000        2,556,250
   Dell Computer Corp. (b) .....................     30,000        2,784,375
   EMC Corp. (b) ...............................     15,000          672,188
   International Business Machines Corp. .......     10,000        1,148,125
   J. D. Edwards & Co. (b) .....................     30,000        1,288,125
   Microsoft Corp. (b) .........................      6,000          650,250
   PeopleSoft, Inc. (b) ........................     25,000        1,175,000
  Consumer Goods & Services - 1.88%
   Maytag Corp. ................................     35,000        1,728,125
   Newell Co. ..................................     55,000        2,739,688
  Cosmetics/Personal Care - .65%
   Avon Products, Inc. .........................     20,000        1,550,000
  Diversified Financial - .83%
   Health Care Properties Investment, Inc. .....     54,600        1,969,013
  Drugs & Health Care- 7.43%
   American Home Products Corp. ................     36,000        1,863,000
   Bristol-Myers Squibb Co. ....................     32,000        3,678,000
   Cardinal Health, Inc. .......................     40,000        3,750,000
   Healthsouth Corp. (b) .......................    150,000        4,003,125
   Merck & Co., Inc. ...........................     18,000        2,407,500
   Orthodontic Centers of America, Inc. (b)          50,000        1,046,875
   Pharmacia & Upjohn, Inc. ....................     20,000          922,500
  Electrical Equipment - .43%
   AMP, Inc. ...................................     30,000        1,031,250
  Electrical Utilities - 1.51%
   Edison International, Inc. ..................     50,000        1,478,125
   Unicom Corp. ................................     60,000        2,103,750
  Energy Services & Producers - 1.41%
   Halliburton Co. .............................     75,000        3,342,188
  Environmental Management - 1.24%
   Allied Waste Industries, Inc. (b) ...........     50,000        1,200,000
   USA Waste Services, Inc. ....................     35,524        1,753,998


Atlas Growth and Income Fund                                        (continued)
--------------------------------------------------------------------------------


                                                  shares or        value
                                                 face amount      (note 1)
                                                 -------------   ------------
  Financial Services - 8.59%
   American Express Co. ........................     28,000       $3,192,000
   Associates First Capital Corp. ..............     45,000        3,459,375
   Beneficial Corp. ............................      5,000          765,938
   Charles Schwab Corp. ........................     30,000          975,000
   Federal Home Loan Mortgage Corp. ............    100,000        4,706,250
   Heller Financial, Inc. (b) ..................     15,500          465,000
   Household International, Inc. ...............     49,500        2,462,625
   Morgan Stanley, Dean Witter,
   Discover & Co. ..............................     20,000        1,827,500
   SunAmerica, Inc. ............................     45,000        2,584,688
  Food & Beverage - .93%
   Hormel Foods Corp. ..........................     15,000          518,438
   Suiza Foods Corp. (b) .......................      5,000          298,438
   US Food Service (b) .........................     40,000        1,402,500
  Homebuilders/Real Estate - 1.23%
   Correctional Properties Trust (b) ...........     25,000          506,250
   INMC Mortgage Holdings, Inc. ................     29,000          659,750
   Kilroy Realty Corp. .........................     70,600        1,765,000
  Industrial Manufacturing - 3.41%
   Sonoco Products Co. .........................     60,000        1,815,000
   Tyco International, Ltd. ....................    100,000        6,300,000
  Industrial Services - .84%
   ServiceMaster Co. (b) .......................     52,200        1,986,863
  Insurance - 3.52%
   Allstate Corp. ..............................     15,000        1,373,438
   American General Corp. ......................     20,000        1,423,750
   Hartford Financial Services Group, Inc. .....     17,000        1,944,375
   Travelers Group, Inc. .......................     60,000        3,637,500
  Leisure & Entertainment - 2.67%
   Carnival Corp., Cl. A .......................     80,000        3,170,000
   Royal Caribbean Cruises, Ltd. ...............     40,000        3,180,000
  Manufacturing - 1.82%
   Ethan Allen Interiors, Inc. .................     25,000        1,248,438
   Owens-Illinois, Inc. ........................     68,700        3,074,325
  Medical Products - .96%
   Guidant Corp. ...............................     32,000        2,282,000
  Oil & Gas - 2.01%
   Exxon Corp. .................................     17,000        1,212,313
   Stolt Comex Seaway SA (b) ...................     35,000          678,125
   Tenneco, Inc.  ..............................     20,000          761,250
   USX-Marathon Group ..........................     62,000        2,127,375
  Printing, Publishing & Allied Products -.96%
   Dun & Bradstreet Corp. (b) ..................     25,000          903,125
   R. R. Donnelley & Sons Co. ..................     30,000        1,372,500
  Restaurants - 1.12%
   Starbucks Corp. (b) .........................     50,000        2,671,875
  Retail Trade - 5.81%
   Abercrombie & Fitch Co. (b) .................     25,000        1,100,000
   J. C. Penney Company, Inc. ..................     20,000        1,446,250
   Kohl's Corp. (b) ............................     60,000        3,112,500
   Pier 1 Imports, Inc. ........................     82,500        1,969,688
   Stage Stores, Inc. (b) ......................     55,000        2,488,750
   Wal-Mart Stores, Inc. .......................     61,000        3,705,750
  Semi-Conductors - .79%
   Uniphase Corp. (b) ..........................     30,000        1,883,436


26    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Growth and Income Fund                                        (continued)
--------------------------------------------------------------------------------


                                               shares or         value
                                              face amount       (note 1)
                                              -------------   --------------
  Specialty Retailing - 6.16%
   CVS Corp. ................................      84,000     $  3,270,750
   General Nutrition Co. (b) ................      65,000        2,023,125
   Home Depot, Inc. (b) .....................      45,000        3,737,813
   Intimate Brands, Inc. ....................      50,000        1,378,125
   Linens 'N Things, Inc. (b) ...............      80,000        2,445,000
   Lowe's Cos., Inc. ........................      44,000        1,784,750
  Telecommunications - 6.76%
   Airtouch Communications, Inc. (b) ........      25,000        1,460,938
   Bell Atlantic Corp. ......................      64,000        2,920,000
   Ciena Corp. (b) ..........................      24,000        1,671,000
   GTE Corp. ................................      16,500          917,813
   Lucent Technologies, Inc. ................       6,000          499,125
   Nextel Communications, Inc. (b) ..........      55,000        1,368,125
   Northern Telecom, Ltd. ...................      35,000        1,986,250
   U.S. West Communications Group ...........      60,000        2,820,000
   Worldcom, Inc. (b) .......................      50,000        2,421,875
                                                              -------------
  Total Common Stocks (cost: $146,521,155)                     193,603,109
                                                              -------------
Convertible Preferred Stocks - 4.39%
  Computer Software - 1.64%
   Microsoft Corp. ..........................      41,000        3,895,000
  Food & Beverages - .63%
   Suiza Capital Trust ......................      30,000        1,492,500
  Insurance - .33%
   Merrill Lynch-Sun America STRYPES ........      11,000          797,500
  Leisure & Entertainment - .75%
   Premier Parks, Inc. ......................      28,000        1,778,000
  Manufacturing - .47%
   Owens-Illinois, Inc. (b) .................      21,400        1,115,475
  Telecommunications - .57%
   Winstar Communications, Inc. (a) .........      25,000        1,353,125
                                                              -------------
  Total Convertible Preferred Stocks (cost: $9,646,072)         10,431,600
                                                              -------------
Convertible Bonds - 3.92%
  Computer Hardware - 1.32%
   Affiliated Computer Services, Inc.,
   4% due 03/15/05  ......................... $ 1,000,000        1,088,750
   EMC Corp., 3.25% due 03/15/02 (a) ........ $ 1,000,000        2,058,750
  Drugs & Health Care - .61%
   Concentra Managed Care, Inc.,
   4.50% due 03/15/03 ....................... $   500,000          448,750
   Healthsouth Corp., 3.25% due 04/01/03 .... $ 1,000,000          993,750
  Electronics - .23%
   Level One Communications, Inc.,
   4% due 09/01/04 .......................... $   500,000          559,375
  Retail Trade - .58%   .....................
   Pier 1 Imports, Inc., 5.75% due 10/01/03   $   700,000        1,374,625
  Specialty Retailing - 1.18%
   Home Depot, Inc., 3.25% due 10/01/01 ..... $ 1,500,000        2,793,750
                                                              -------------
  Total Convertible Bonds (cost: $6,831,722)                     9,317,750
                                                              -------------


Atlas Growth and Income Fund                                        (continued)
--------------------------------------------------------------------------------


                                                shares or           value
                                                face amount       (note 1)
                                               --------------   ---------------
United States Treasury Notes - 5.15%
  6.25% due 03/31/99 ......................... $  1,500,000     $   1,508,438
  6% due 08/15/00 ............................ $    500,000           504,688
  5.75% due 11/15/00 ......................... $  2,000,000         2,010,000
  6% due 07/31/02 ............................ $    500,000           508,438
  5.875% due 09/30/02 ........................ $  1,000,000         1,012,500
  5.625% due 12/31/02 ........................ $  2,000,000         2,008,124
  6.50% due 05/15/05 ......................... $    500,000           527,813
  5.875% due 11/15/05 ........................ $  2,000,000         2,038,750
  6.125% due 08/15/07 ........................ $  1,000,000         1,040,937
  6.375% due 08/15/27 ........................ $  1,000,000         1,098,437
                                                                --------------
  Total United States Treasury Notes (cost: $11,954,825)           12,258,125
                                                                --------------
Short-Term Securities - 4.90%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%, due July 1, 1998,
   collateralized by FHLMC, 6.773%, August
   1, 2025 with a value of $11,877,118 ....... $ 11,643,887        11,643,887
                                                                --------------
  Total Short-Term Securities (cost: $11,643,887)                  11,643,887
                                                                --------------
Total Securities (cost: $186,597,661) - 99.77%                    237,254,471
Other Assets and Liabilities, Net - 0.23%                             541,110
                                                                --------------
Net Assets - 100.00%                                            $ 237,795,581
                                                                ==============


Atlas Strategic Growth Fund
--------------------------------------------------------------------------------


                                              shares or         value
                                             face amount       (note 1)
                                             -------------   ------------
Common Stocks - 78.32%
  Air Freight - 1.08%
   Federal Express Corp. (b) ...............   15,800         $  991,450
  Air Travel - 5.01% .......................
   AMR Corp. ...............................   19,400          1,615,050
   Delta Air Lines, Inc. ...................   10,900          1,408,825
   Southwest Airlines, Inc. ................   53,300          1,579,011
  Apparel & Textiles - 5.08%
   Dillard's, Inc., Cl. A (b) ..............   20,500            849,469
   Federated Department Stores, Inc. (b)       27,500          1,479,844
   TJX Companies, Inc. .....................   69,200          1,669,450
   VF Corp. ................................   13,000            669,500
  Automotive - 4.16%
   Chrysler Corp. ..........................   25,600          1,443,200
   Navistar International Corp. (b) ........   35,900          1,036,611
   Paccar, Inc.  ...........................   25,800          1,343,213
  Building Materials - 3.17%
   Masco Corp. .............................   22,600          1,367,300
   Owens Corning ...........................   37,900          1,546,792

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Growth Fund                                         (continued)
--------------------------------------------------------------------------------


                                              shares or        value
                                             face amount      (note 1)
                                             -------------   ------------
  Computer Hardware - 7.80%
   Apple Computer, Inc. (b) ................     39,900       $1,144,631
   Compaq Computer Corp. (b) ...............     26,743          758,847
   Dell Computer Corp. (b) .................     20,400        1,893,375
   Sun Microsystems, Inc. (b) ..............     32,000        1,390,000
   Unisys Corp. (b) ........................     70,200        1,983,150
  Construction Services - 1.65%
   Fluor Corp. .............................     29,800        1,519,800
  Consumer Goods & Services - 2.23%
   Cendant Corp. (b) .......................     33,600          701,400
   Maytag Corp. ............................     27,400        1,352,875
  Drugs & Health Care - 1.17%
   United Healthcare Corp. .................     17,000        1,079,500
  Electronics - 1.89%
   KLA-Tencor Corp. (b) ....................     27,400          758,638
   Tektronix, Inc. .........................     27,600          976,350
  Financial Services - 6.96%
   Countrywide Credit Industries, Inc. .....     27,700        1,405,775
   Federal Home Loan Mortgage Corp. ........     30,500        1,435,406
   Federal National Mortgage Association         18,400        1,117,800
   Lehman Brothers Holdings, Inc. ..........     16,800        1,303,050
   State Street Corp. ......................     16,300        1,132,850
  Food & Beverages - .92%
   Fleming Companies, Inc. .................     48,000          843,000
  Gold - 1.45%
   Placer Dome, Inc. .......................    113,800        1,337,150
  Health Care/Supplies & Services - 1.57%
   Shared Medical Systems Corp. ............     19,600        1,439,375
  Homebuilders/Real Estate - 6.70%
   Centex Corp. ............................     40,700        1,536,425
   Fleetwood Enterprises, Inc. .............     35,600        1,424,000
   Kaufman & Broad Home Corp. ..............     48,900        1,552,575
   Pulte Corp. .............................     55,200        1,649,100
  Insurance - 6.21%
   Allstate Corp. ..........................     15,100        1,382,594
   Conseco, Inc. ...........................     30,500        1,425,875
   MBIA, Inc. ..............................     11,400          853,575
   MGIC Investment Corp. ...................     15,400          878,763
   St. Paul Companies, Inc. ................     27,800        1,169,338
  Leisure & Entertainment - 1.37%
   Harrah's Entertainment, Inc. (b) ........     54,200        1,260,150
  Manufacturing - 4.06%
   Cincinnatti Milacron, Inc. ..............     47,500        1,154,844
   Ingersoll-Rand Co. ......................     26,300        1,158,844
   Owens-Illinois, Inc. (b) ................     31,700        1,418,575
  Oil & Gas - 2.90%
   Armco, Inc. .............................    261,600        1,667,700
   Sun Company, Inc. .......................     25,600          993,600
  Printing, Publishing & Allied Products - 1.19%
   Dun & Bradstreet Corp. ..................     30,300        1,094,588
  Retail Trade - 4.16%
   Costco Companies, Inc. (b) ..............     21,500        1,355,844
   Dayton Hudson Corp. .....................     33,200        1,610,200
   K Mart Corp. ............................     44,700          860,475
  Specialty Retailing - 1.63%
   Autozone, Inc. (b) ......................     46,800        1,494,675
  Steel - 4.44%
   Bethlehem Steel Corp. ...................    116,100        1,443,994
   Inland Steel Industries, Inc. ...........     52,200        1,471,388
   USX-US Steel Group, Inc. ................     35,300        1,164,900


Atlas Strategic Growth Fund                                         (continued)
--------------------------------------------------------------------------------


                                               shares or          value
                                               face amount       (note 1)
                                              --------------   --------------
  Telecommunications - 1.52%
   Scientific-Atlanta, Inc. .................        55,200     $  1,400,700
                                                                -------------
  Total Common Stocks (cost: $58,919,687)                         71,995,409
                                                                -------------
Short-Term Securities - 21.62%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%,
   due July 1, 1998, collateralized
   by FHLMCs, 6.218%, January 1, 2022
   with a value of $6,972,952,
   by FHLMCs, 6.773%, August 1, 2025
   with a value of $987,777,
   by FNMAs, 6.236%, December 1, 2017
   with a value of $6,223,617, and
   by FNMAs, 5.942%, August 1, 2027
   with a value of $6,091,439 ...............  $ 19,877,782       19,877,782
                                                                -------------
  Total Short-Term Securities (cost: $19,877,782)                 19,877,782
                                                                -------------
Total Securities (cost: $78,797,469) - 99.94%                     91,873,191
Other Assets and Liabilities, Net - 0.06%                             59,233
                                                                -------------
Net Assets - 100.00%                                            $ 91,932,424
                                                                =============


Atlas Global Growth Fund
--------------------------------------------------------------------------------


                                              shares, units or       value
                                                face amount         (note 1)
                                              ------------------   -----------
Common Stocks - 96.58%
  Advertising - .77%
   Publicis SA ..............................          2,000        $ 346,059
  Aerospace/Defense - .76%
   Rolls-Royce PLC ..........................         83,300          343,501
  Air Travel - .79%
   Ryanair Holdings PLC,
   Sponsored ADR (b) ........................         10,000          356,250
  Automotive - 2.98%
   Porsche AG, Preference ...................            300          864,290
   Volkswagen AG ............................            500          482,285
  Banks - 15.92%
   Absa Group, Ltd. .........................         40,000          248,531
   Banco Bradesco SA, Preference ............     32,262,845          267,782
   Banco Espirito Santo e Comercial de
   Lisboa (b) ...............................         10,950          328,713
   Banco Frances del Rio de la Plata SA,
   Sponsored ADR ............................          7,600          174,325
   Banco Pinto & Sotto Mayor SA .............          8,900          220,838
   Banco Rio de la Plata, Sponsored ADR .....         25,000          264,063
   Bank Austria AG ..........................          3,000          244,021
   Bank Handlowy W. Warszawie (b) ...........         15,000          286,063
   Banque Libanaise Pour Le Comm SAL,
   GDR, Cl. B ...............................         14,000          196,700
   Barclays PLC .............................          3,068           88,713
   Bayerische Vereinsbank AG ................          8,000          678,135


28    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Global Growth Fund                                            (continued)
--------------------------------------------------------------------------------


                                                 shares, units or        value
                                                    face amount         (note 1)
                                               ------------------   ------------
 Credito Italiano SPA ......................              114,500     $  594,975
 Deutsche Bank AG                                           6,000        507,272
 Industrial Credit & Investment Corp. ......
 of India, Ltd. GDR (a) ....................                9,300         84,933
 Industrial Finance Corp. ..................               45,300          9,350
 Istituto Bancario San Paolo di Torino .....               20,000        291,811
 National Westminster Bank PLC .............               24,700        441,645
 Northern Trust Corp. ......................                2,800        213,500
 PT Pan Indonesia Bank .....................              552,000         13,188
 Skandinaviska Enskilda Banken, Ser. A .....               30,000        513,106
 Uniao de Bancos Brasileiros SA,
 Sponsored GDR .............................               13,500        398,250
 Union Bank of Switzerland .................                3,000      1,116,095
Beer, Wine, & Distilled Alcohol - .64%
 Companhia Cervejaria Brahma,
 Preference ................................              140,000         86,604
 Remy Cointreau ............................                6,126        117,944
 South African Breweries, Ltd. .............                4,050         83,887
Broadcast, Radio & TV - 7.84%
 Canal Plus ................................                7,851      1,466,143
 Carlton Communications PLC ................              100,000        893,183
 Grupo Televisa SA, Sponsored GDR (b) ......               12,500        470,313
 Societe Television Francaise ..............                  300         46,604
 Television Broadcast, Ltd. (b) ............               27,000         71,447
 Telewest Communication PLC (b) ............              250,000        590,293
Computer Hardware - 1.79%
 Cisco Systems, Inc. (b) ...................                2,250        207,141
 International Business Machines Corp. .....                2,200        252,588
 Sun Microsystems, Inc. (b) ................                8,000        347,500
Computer Software - 4.53%
 Cap Gemini Sogeti SA ......................                5,410        849,364
 Computer Associates, Inc. .................                4,800        266,700
 First Data Corp. ..........................                  400         13,325
 Microsoft Corp. (b) .......................                2,000        216,750
 Misys PLC .................................                4,000        227,386
 Nintendo Corp., Ltd. ......................                5,000        469,587
Conglomerate - 2.16%
 Kinnevik AB, Cl. B ........................               30,000        975,466
Consumer Goods & Services - 2.23%
 Callaway Golf Co. .........................               17,000        334,688
 Granada Group PLC .........................               36,500        671,523
 PT Citra Marga Nusaphala Persada ..........               60,000          1,229
Diversified Financial - 1.65%
 American Express Co. ......................                2,000        228,000
 Compagnie Financiere de Paribas ...........                3,000        320,773
 First NIS Regional Russia .................                3,800         35,626
 Grupo Financiero Banamex Accival SA
 de CV, Cl. B (b) ..........................               83,900        158,907
Drugs & Health Care - 7.94%
 Amgen, Inc. (b) ...........................                6,000        392,250
 BioChem Pharma, Inc. (b) ..................                7,600        202,481
 Fresenius AG, Preference ..................                2,000        378,958
 Genset, Sponsored ADR (b) .................               22,500        660,938
 Genzyme Corp.-General Division (b) ........                5,000        127,813
 Genzyme Corp.-Tissue Repair (b) ...........                  174          1,109
 Gilead Sciences, Inc. (b) .................                3,100         99,394
 Glaxo Wellcome PLC, Sponsored ADR .........               10,000        598,125
 Novartis AG-Reg ...........................                  200        332,982
 Pfizer, Inc. ..............................                5,000        543,438
 Pliva D. D., GDR (a)(b) ...................               15,000        243,750


Atlas Global Growth Fund                                            (continued)
--------------------------------------------------------------------------------


                                                    shares, units or      value
                                                     face amount        (note 1)
                                                 ------------------   ----------
Electric Utilities - 1.15%
 Beijing Datang Power
 Generation Co., Ltd. ..........................            600,000     $168,452
 Electricidade de Portugal SA ..................             15,000      348,577
Electronics - 5.14%
 Advanced Micro Devices, Inc. (b) ..............             25,000      426,563
 General Instrument Corp. (b) ..................             20,000      543,750
 National Semiconductor Corp. (b) ..............             35,000      461,563
 Philips Electronics NV ........................              5,000      420,178
 SGS-Thomson Microelectronics N.V. (b) .........              1,700      118,788
 Sony Corp. ....................................              4,000      346,126
Energy Services & Producers - .91%
 Global Marine, Inc. (b) .......................              7,000      130,813
 Transocean Offshore, Inc. .....................              3,400      151,300
 Western Atlas, Inc. (b) .......................              1,500      127,313
Environmental Management - 1.67%
 Rentokil Initial PLC ..........................            105,000      755,532
Financial Services - 1.52%
 Associates First Capital Corp. ................              5,000      384,375
 Federal National Mortgage Association .........              5,000      303,750
Food & Beverages - 3.45%
 Cadbury Schweppes Plc .........................             60,000      929,077
 Cresud SA, Sponsored ADR ......................              5,000       81,250
 Dairy Farm International Holdings, Ltd. .......            364,458      389,970
 Hellenic Bottling Co., SA .....................              5,000      154,519
Health Care/Supplies & Services - 1.63%
 Incyte Pharmaceuticals, Inc. (b) ..............              1,600       54,600
 Millenium Pharmaceuticals, Inc. (b) ...........              5,000       70,625
 Quintiles Transnational Corp. (b) .............              5,000      245,938
 United States Surgical Corp. ..................              8,000      365,000
Homebuilders/Real Estate - .89%
 Brazil Realty SA, GDR (a) .....................              3,000       66,141
 IRSA Inversiones y Representaciones SA ........             50,000      147,021
 Solidere, GDR .................................             15,000      186,000
Hotel/Gaming - 1.98%
 International Game Technology .................             14,100      341,925
 Ladbroke Group PLC (b) ........................            100,000      549,266
Industrial Services - 2.48%
 Adecco SA .....................................                400      180,475
 Brisa-Auto Estradas de Portugal SA (b) ........              4,800      205,217
 IHC Caland NV .................................                700       39,389
 McDermott International, Inc. .................             10,000      344,375
 WPP Group PLC .................................             52,900      346,853
Industrial Technology - .10%
 Unova, Inc. (b) ...............................              2,000       43,000
Insurance - 1.95%
 American International Group, Inc. ............              1,100      160,600
 Chubb Corp. ...................................              5,000      401,875
 Mediolanum SpA (b) ............................             10,000      319,094
Leisure & Entertainment - .48%
 Corporacion Interamericana de
 Entretenimiento SA, Cl. B (b) .................             62,436      173,733
 Corporacion Interamericana de
 Entretenimiento SA, Cl. L (b) .................              8,324       19,456
 Resorts World Berhad ..........................             21,000       23,213
Manufacturing - 1.83%
 Bic Corp. .....................................              4,500      319,782
 Bombardier, Inc., Cl. B .......................                200        5,440
 Powerscreen International PLC .................             40,970       62,927
 Raisio Group PLC ..............................             24,000      435,763

Statements of Investments in Securities and Net Assets
June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Atlas Global Growth Fund                                            (continued)
--------------------------------------------------------------------------------


                                                   shares, units or     value
                                                     face amount      (note 1)
                                                   ----------------  -----------
  Metals Mining - .89%
   Barrick Gold Corp. ............................        10,000     $   191,875
   De Beers Centenary AG .........................         6,100         106,750
   Minerals Technologies, Inc. ...................           600          30,525
   Newmont Mining Corp. ..........................         3,000          70,875
  Oil & Gas - .14%
   British Petroleum Co. PLC, ADR ................         4,205          61,497
  Printing, Publishing & Allied Products - .33%
   Reed International PLC ........................         1,400          12,668
   Singapore Press Holdings, Ltd. ................        20,000         134,364
  Retail Trade - 1.05%
   Credit Saison Co., Ltd. .......................        10,000         199,131
   Sonae Investimentos-SGPS SA ...................         5,000         273,000
  Specialty Retailing - 3.69%
   Borders Group, Inc. (b) .......................        10,000         370,000
   Circuit City Stores, Inc. .....................         4,000         187,500
   Giordano International, Ltd. ..................       100,000          20,266
   Grupo Elektra SA ..............................        63,000          61,973
   Luxottica Group, Sponsored ADR ................        20,000         310,000
   VBH-Vereinigter Baubeschlag
   Handel AG .....................................         2,000          42,660
   Wella AG, Preference ..........................           600         671,487
  Supermarkets - 2.31%
   Carrefour Supermarche SA ......................           600         379,276
   Great Atlantic & Pacific Tea Co., Inc. ........        20,000         661,250
  Telecommunications - 9.41%
   Alcatel Alsthom SA ............................         4,500         915,469
   Cable & Wireless Communications PLC ...........        20,000         202,677
   Energis PLC ...................................        35,800         545,430
   Hellenic Telecommunication
   Organization SA ...............................        16,665         427,350
   Pairgain Technologies, Inc. (b) ...............         5,200          90,675
   QUALCOMM, Inc. (b) ............................         8,000         449,500
   Scientific - Atlanta, Inc. ....................        17,400         441,525
   SK Telecom Co., Ltd. ..........................           618         192,647
   Telerj Cellular SA, Preference B ..............     1,051,000          87,239
   Videsh Sanchar Nigam ..........................        10,000         107,000
   Worldcom, Inc. ................................        16,200         784,688
  Telephone Utilities - 2.05%
   Portugal Telecom SA, ADR ......................         7,000         370,873
   Telecom Italia SpA ............................        50,000         305,006
   Telecomunicacoes de Sao Paulo SA,
   Preference ....................................     1,051,000         250,769
  Toys - 1.31%
   Hasbro, Inc. ..................................        15,000         589,688
  Transportation - .22%
   Guangshen Railway Co., Ltd.,
   Sponsored ADR .................................        14,800         100,825
                                                                     -----------
  Total Common Stocks (cost: $36,698,390)                             43,554,665
                                                                     -----------
Rights, Warrants and Certificates - 0.00%
   Adecco Sa, Exp. 07/15/98 ......................         2,000               0
   Bank Austria AG, Rights, Exp. 07/15/98 ........         3,000               0
   Kinnevik AB, Cl. B, Rights,
    Exp. 08/18/98 ................................        30,000               0
   PT Panin Bank Rights, Exp. 08/25/98 ...........       429,333               0
   PT Panin Bank Warrants, Exp. 06/26/00 .........        78,936             248
   Telecomunicacoes de Sao Paulo SA
    Rights, Exp. 07/08/98 ........................        49,395               0
                                                                     -----------
  Total Rights, Warrants and Certificates (Cost: $0)                         248
                                                                     -----------


Atlas Global Growth Fund                                            (continued)
--------------------------------------------------------------------------------


                                              shares, units or         value
                                                 face amount          (note 1)
                                            ------------------   ---------------
Short-Term Securities - 4.59%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%, due July 1, 1998,
   collateralized by FHLMCs, 6.773%,
   August 1, 2025 with a value of
   $2,113,898 ................................. $ 2,071,935        $  2,071,935
                                                                    ------------
  Total Short-Term Securities (cost: $2,071,935)                      2,071,935
                                                                    ------------
Total Securities (cost: $38,770,325) - 101.17%                       45,626,848
Other Assets and Liabilities, Net - (1.17)%                            (528,860)
                                                                    ------------
Net Assets - 100.00%                                               $ 45,097,988
                                                                    ============


Atlas Emerging Growth Fund
--------------------------------------------------------------------------------


                                               shares or     value
                                              face amount   (note 1)
                                              -----------   --------
Common Stocks - 84.75%
  Computer Hardware - 1.35%
   Network Appliance, Inc. (b) ..........          7,000   $272,561
  Computer Software - 20.02%
   Acxiom Corp. (b) .....................         12,000    299,250
   Aspen Technologies, Inc. (b) .........         10,000    505,000
   Cambridge Technology Partners (b) ....          5,000    273,125
   Documentum, Inc. (b) .................          4,000    192,000
   Engineering Animation, Inc. (b) ......         13,000    793,000
   JDA Software Group, Inc. (b) .........          6,000    262,500
   Medical Manager Corp. (b) ............          7,000    193,375
   Network Solutions, Inc. (b) ..........          5,000    225,000
   New Era of Networks, Inc. (b) ........         10,000    305,000
   Saville System Ireland PLC ADR (b) ...         12,000    601,500
   Visio Corp. (b) ......................          8,000    382,000
  Consumer Goods & Services - 7.40%
   Cornell Corrections, Inc. (b) ........         10,000    210,000
   CORT Business Services Corp. (b) .....          6,000    189,000
   Group Maintenance America Corp. (b) ..         12,000    216,000
   Renters Choice, Inc. (b) .............         10,000    283,750
   Service Experts, Inc. (b) ............         10,000    345,000
   US Foodservice, Inc. (b) .............          7,000    245,438
  Diversified Financial - 1.09%
   NCO Group, Inc. (b) ..................         10,000    220,000
  Drugs & Health Care - .88%
   Renal Care Group, Inc. (b) ...........          4,000    176,250
  Education - 2.71%
   Education Management Corp. (b) .......         10,000    328,750
   Strayer Education, Inc. ..............          6,000    217,500
  Electronics - 2.94%
   Pittway Corp., Cl. A .................          8,000    591,000
  Energy - 2.93%
   Cal Dive International, Inc. (b) .....         12,000    330,750
   Core Laboratories NV (b) .............         12,000    259,500
  Environmental Management - 4.89%
   American Disposal Services, Inc. (b) .          8,000    375,000
   Casella Waste Systems, Inc., Cl. A (b)         10,000    270,000
   Eastern Environmental Co. (b) ........         10,000    340,000


30    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Emerging Growth Fund                                          (continued)
--------------------------------------------------------------------------------


                                                   shares or          value
                                                  face amount        (note 1)
                                                 -------------   ---------------
Financial Services - 4.31%
 Investors Financial Services Corp. .........             8,000   $   424,000
 Resource America, Inc., Cl. A ..............            15,000       444,375
Health Care/Supplies & Services - 6.63%
 Concentra Managed Care, Inc. (b) ...........             5,000       130,000
 Covance, Inc. (b) ..........................            14,000       315,000
 Serologicals Corp. (b) .....................            13,000       419,250
 Ventana Medical Systems, Inc. (b) ..........             8,000       224,000
 VWR Scientific Products Corp. (b) ..........            10,000       246,250
Home Builders/Real Estate - 1.75%
 Fairfield Communities, Inc. (b) ............            14,000       268,625
 First Alliance Corp. (b) ...................            12,000        84,000
Industrial Manufacturing - 1.03%
 Applied Power, Inc., Cl. A .................             6,000       206,250
Industrial Services - 3.21%
 Metzler Group, Inc. (b) ....................             7,500       274,688
 US Rental, Inc. (b) ........................             6,000       236,625
 West Teleservices Corp. (b) ................            11,200       135,800
Leisure & Entertainment - 1.47%
 Cinar Films, Inc. (b) ......................            16,000       296,000
Oil & Gas - 1.52%
 Cross Timbers Oil Co. ......................            16,000       305,000
Printing, Publishing & Allied Products - .68%
 Applied Graphics Technologies, Inc. (b) ....             3,000       137,250
Restaurants - 1.23%
 Star Buffet, Inc. (b) ......................            30,000       247,500
Retail Trade - 2.13%
 Pier 1 Imports, Inc. .......................            18,000       429,750
Specialty Retailing - 6.06%
 Central Garden & Pet Co. (b) ...............             7,000       217,875
 Linens 'N Things, Inc. (b) .................            16,000       489,000
 Zebra Technologies Corp., Cl. A ............            12,000       513,000
Telecommunications - 10.52%
 Electric Lightwave, Inc., Cl. A (b) ........            14,000       154,875
 General Cable Corp. ........................             7,500       216,563
 Hyperion Telecom, Inc., Cl. A (b) ..........            10,000       156,875
 ICG Communications, Inc. (b) ...............             6,000       219,375
 Intermedia Communications, Inc. (b) ........             6,000       251,625
 Pacific Gateway Exchange, Inc. (b) .........             4,000       160,250
 RSL Communications, Ltd. (b) ...............            10,000       300,000
 Star Telecommunications, Inc. (b) ..........            10,000       223,750
 Telegroup, Inc. (b) ........................            20,000       185,000
 US Lec Corp., Cl. A (b) ....................            12,000       250,500
                                                                  -----------
Total Common Stocks (cost: $14,971,306) .....                      17,065,300
                                                                  -----------
Short-Term Securities - 16.88%
  Triparty Repurchase Agreement dated June
   30, 1998 with Prudential Securities, Inc.,
   effective yield of 5.32%, due July 1, 1998,
   collateralized by FHLMC, 6.70%, January
   5, 2007 with a value of $3,473,332  .........  $ 3,399,839       3,399,839
                                                                 ------------
  Total Short-Term Securities (cost: $3,399,839)                    3,399,839
                                                                 ------------
Total Securities (cost: $18,371,145) - 101.63%                     20,465,139
Other Assets and Liabilities, Net - (1.63)%                          (329,160)
                                                                 ------------
Net Assets - 100.00%                                             $ 20,135,979
                                                                 ============


* Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).
(a) Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period the value of these securities amounted to $1,674,990 or 1.96% of net assets in the Balanced Fund, $3,411,875 or 1.43% of net assets in the Growth and Income Fund, $16,032,958 or 23.03% of net assets in the Strategic Income Fund, and $394,824 or 0.88% of net assets in the Global Growth Fund.
(b)        Non-income producing security.
(c)        Represents the current interest rate for a variable rate security.
(d)        Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)        Represents the current interest rate for an increasing rate security.
(f)        For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(g) Identifies issues considered to be illiquid - See Note 12 to Financial Statements.
(h) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage- backed securities (for example, GNMA pass-throughs).
(i)        Interest or dividend is paid in kind.
(j)        When-issued security to be delivered and settled after June 30, 1998.
(k) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(l) Indexed instrument for which the principal amount and/or interest due at maturity is affected by the relative value of a foreign currency.
(m) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

           AUD - Australian Dollar             INR - Indian Rupee
           ARP - Argentine Peso                ITL - Italian Lira
           CAD - Canadian Dollar               JPY - Japanese Yen
           CHF - Swiss Franc                   KRW - South Korean Won
           CNR - China Renminbi                MYR- Malaysian Ringgit
           CZK - Czech Koruna                  MXP - Mexican Peso
           DEM - German Deutsche Mark          NOK - Norwegian Krone
           DKK - Danish Krone                  NZD - New Zealand Dollar
           ECU- European Currency Unit         PHP- Philippine Peso
           ESP - Spanish Peseta                PLZ - Polish Zloty
           FIM - Finnish Markka                PTE- Portuguese Escudo
           FRF - French Franc                  RUR - Russian Ruble
           GBP - British Pound Sterling        SEK - Swedish Krona
           GRD - Greek Drachma                 SGD- Singapore Dollar
           IDR - Indonesian Rupiah             SKK - Slovakian Koruna
           IEP - Irish Punt                    ZAR - South African Rand

Statements of Investments in Securities and Net Assets
June 30, 1998                                                       (unaudited)
--------------------------------------------------------------------------------

                                                      Contracts/Face      Expiration    Exercise    Premium    Market Value-
                                                    Subject to Call/Put      Date        Price      Received    See Note 1
                                                    -------------------   ----------    --------    --------   -------------
(n) A sufficient amount of securities has been designated to cover outstanding written call and put options, as follows:
Strategic Income Fund:
----------------------
German Mark/Swiss Franc Put Option                        250,000          10/22/98     0.8028 DEM   $   850      $   141
U.S. Treasury Bonds, 6.125% due 11/27 Put Option              600          11/20/98    $    98         6,750        1,608
                                                                                                      ------       ------
                                                                                                     $ 7,600      $ 1,749
                                                                                                      ------       ------

(o) Securities with an aggregate market value of $247,806 are held in collateralized accounts to cover initial margin requirements on open futures purchase contracts. See Note 10 of Notes to Financial Statements.
(p) A sufficient amount of securities has been designated to cover outstanding forward currency exchange contracts. See Note 9 of Notes to Financial Statements.


ACES=Automatic Common Exchange Securities
ADR=American Depositary Receipt
AMBAC=AMBAC Indemnity Corporation
AMT=Alternative Minimum Tax
BIG=Bond Investors Guarantee
COP=Certificate of Participation
DECS=Debt Exchangeable for Common Stock
ELKS=Equity-Linked Security Valuation
Debt Exchangeable for Stock
FGIC=Financial Guarantee Insurance Corporation

FLIRBs=Front Loaded Interest Reduction Bonds
FSA=Financial Security Assurance Inc.
GDR=Global Depositary Receipt
LYONS=Liquid Yield Option Notes
MBIA=Municipal Bond Investors Assurance
MIPS=Monthly Income Preferred Shares
PIES=Premium Income Equity Securities
PRIDES=Provisionally Redeemable Income
STRYPES=Structured Yield Product Exchangeable for Stock


32    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



                 (This page has been left blank intentionally.)

Statements of Assets and Liabilities                                                                     June 30, 1998 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------


                                                      Money Funds                                     Bond Funds
                                                      ----------------------------------------------------------------------------
                                                                      California      National        California     National
                                                      U.S. Treasury   Municipal       Municipal       Municipal      Municipal
                                                      Money Fund      Money Fund      Money Fund      Bond Fund      Bond Fund
                                                      ----------------------------------------------------------------------------
Assets:
 Investment in securities, at identified cost ......  $  57,139,955   $  43,357,226   $   5,402,080   $ 194,302,280  $  58,202,238
                                                      =============   =============   =============   =============  =============
 Investment in securities, at value ................  $  57,139,955   $  43,357,226   $   5,402,080   $ 207,920,879  $  62,220,760
 Cash ..............................................         26,503           5,110               0               0              0
 Receivables for:
  Sales of investments .............................              0               0               0               0              0
  Sales of Fund's shares ...........................        156,916             500             300          93,690        134,000
  Accrued interest and dividends ...................              0         346,352          37,837       3,505,949        895,791
  Other ............................................              0               0               0               0              0
 Unrealized appreciation on forward foreign currency
 exchange contracts (Note 9) .......................              0               0               0               0              0
 Variation margin on futures contracts (Note 10) ...              0               0               0               0              0
 Unamortized organization costs (Note 2) ...........            718               0               0             718            718
                                                      -------------   -------------   -------------   -------------  -------------
 Total assets ......................................     57,324,092      43,709,188       5,440,217     211,521,236     63,251,269
                                                      -------------   -------------   -------------   -------------  -------------
Liabilities:
 Payables for:
  Purchases of investments .........................        136,361       2,005,760               0               0              0
  Redemptions of Fund's shares .....................         64,043          46,000               0          42,231         19,726
  Dividends ........................................          9,934           4,124           1,150         240,130         53,682
  Repurchases of investments under dollar roll
  agreements .......................................              0               0               0               0              0
  Accrued expenses .................................         25,950          23,987           3,012         247,272         74,511
  Other liabilities ................................              0               0          27,450           7,637         46,175
 Options written, at value (premiums
 received $7,600) (Note 11) ........................              0               0               0               0              0
                                                      -------------   -------------   -------------   -------------  -------------
Total liabilities ..................................        236,288       2,079,871          31,612         537,270        194,094
                                                      -------------   -------------   -------------   -------------  -------------
Net Assets .........................................  $  57,087,804   $  41,629,317   $   5,408,605   $ 210,983,966  $  63,057,175
                                                      =============   =============   =============   =============  =============
Net Assets Consist Of:
 Net unrealized appreciation (Note 3) ..............  $           0   $           0   $           0   $  13,618,599  $   4,018,522
 Accumulated net realized gain (loss) ..............        (22,716)            (85)           (377)      1,762,804        560,606
 Undistributed net investment income (loss) ........              0               0               0               0              0
 Paid in capital ...................................     57,110,520      41,629,402       5,408,982     195,602,563     58,478,047
                                                      -------------   -------------   -------------   -------------  -------------
Net Assets .........................................  $  57,087,804   $  41,629,317   $   5,408,605   $ 210,983,966  $  63,057,175
                                                      =============   =============   =============   =============  =============
Net Asset Value Per Share:
 Class A
  Net Assets .......................................  $  56,884,870   $  41,629,317   $   5,408,605   $ 202,963,747  $  59,895,752
  Shares outstanding ...............................     56,907,534      41,629,402       5,408,982      17,716,278      5,182,785
  Net asset value per share and maximum
  offering price ...................................  $        1.00   $        1.00   $        1.00   $       11.46  $       11.56
 Class B
  Net Assets .......................................  $     202,934              NA              NA   $   8,020,219  $   3,161,423
  Shares outstanding ...............................        202,986              NA              NA         699,674        273,409
  Net asset value per share and
  maximum offering price ...........................  $        1.00              NA              NA   $       11.46  $       11.56
Capital Shares Authorized: .........................    125,000,000     350,000,000     130,000,000      50,000,000     20,000,000
                                                      =============   =============   =============   =============  =============

34                                                      The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------------------------
                                                    Stock Funds
-------------------------------------------------------------------------------------------------------------------


 U.S. Government     Strategic                                                                          Emerging
 and Mortgage        Income           Balanced        Growth and       Strategic       Global           Growth
 Securities Fund     Fund             Fund            Income Fund      Growth Fund     Growth Fund      Fund
-------------------------------------------------------------------------------------------------------------------

 $ 232,365,264       $73,285,243      $71,733,764     $186,597,661     $78,797,469     $38,770,325      $18,371,145
 =============       ===========      ===========     ============     ===========     ===========      ===========
 $ 236,655,280       $73,417,990      $84,954,220     $237,254,471     $91,873,191     $45,626,848      $20,465,139
           273           232,007                0                0               0               0                0

             0         1,191,517          133,021          142,309               0         700,746                0
        59,437           136,720          243,985          330,572         185,155         168,886            7,989
     1,184,169         1,285,208          367,444          438,842          57,526          81,089            2,294
        42,159               643            2,859            3,055               0          43,647            8,125

             0            49,514                0                0               0          59,664                0
             0             7,732                0                0               0               0                0
           718                 0              718              718             718               0                0
 -------------       -----------      ------------    -------------    ------------    ------------     -----------
   237,942,036        76,321,331       85,702,247      238,169,967      92,116,590      46,680,880       20,483,547
 -------------       -----------      ------------    -------------    ------------    ------------     -----------



             0         6,442,638          133,021                0               0         947,861          278,125
       106,798            36,355           34,112           75,003          63,679          51,382           39,361
       378,935           178,286           28,474            9,540               0               0                0

    28,543,878                 0                0                0               0               0                0
       257,655            49,547          108,826          289,843         120,487          72,393           30,082
        14,219                 0              632                0               0         511,256                0

             0             1,749                0                0               0               0                0
 -------------       -----------      ------------    -------------    ------------    ------------     -----------
    29,301,485         6,708,575          305,065          374,386         184,166       1,582,892          347,568
 -------------       -----------      ------------    -------------    ------------    ------------     -----------
 $ 208,640,551       $69,612,756      $85,397,182     $237,795,581     $91,932,424     $45,097,988      $20,135,979
 =============       ===========      ===========     ============     ===========     ===========      ===========

 $   4,290,016       $   232,236      $13,219,824     $ 50,656,810     $13,075,722     $ 6,909,407      $ 2,102,119
   (14,603,707)         (201,291)         763,206       14,246,742       4,612,083       2,008,429         (290,420)
             0                 0            4,996            4,591         246,749         108,867          (99,076)
   218,954,242        69,581,811       71,409,156      172,887,438      73,997,870      36,071,285       18,423,356
 -------------       -----------      ------------    -------------    ------------    ------------     -----------
 $ 208,640,551       $69,612,756      $85,397,182     $237,795,581     $91,932,424     $45,097,988      $20,135,979
 =============       ===========      ===========     ============     ===========     ===========      ===========



 $ 201,746,423       $61,733,774      $75,171,864     $217,502,971     $78,232,347     $38,878,553      $17,796,172
    19,824,513        12,021,517        5,004,756       10,021,034       4,198,586       2,670,251        1,261,393

 $       10.18       $      5.14      $     15.02     $      21.70     $     18.63     $     14.56      $     14.11

 $   6,894,128       $ 7,878,982      $10,225,318     $ 20,292,610     $13,700,077     $ 6,219,435      $ 2,339,807
       677,390         1,536,408          683,400          938,307         745,151         433,055          167,280

 $       10.18       $      5.13      $     14.96     $      21.63     $     18.39     $     14.36      $     13.99
    50,000,000        50,000,000       20,000,000       20,000,000      10,000,000      15,000,000       15,000,000
 =============       ===========      ===========     ============     ===========     ===========      ===========

                                                                                                                 35

Statements of Operations                                                         For the six months ended June 30, 1998 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Money Funds                                     Bond Funds
                                                      -----------------------------------------------------------------------------
                                                                      California      National        California      National
                                                      U.S. Treasury   Municipal       Municipal       Municipal       Municipal
                                                      Money Fund      Money Fund      Money Fund      Bond Fund       Bond Fund
                                                      -----------------------------------------------------------------------------
Investment Income:
 Income:
  Interest .........................................  $   1,531,059   $     762,827   $     108,133   $   5,623,114   $   1,711,238
  Dividends ........................................              0               0               0               0               0
                                                      -------------   -------------   -------------   -------------   -------------
 Total income ......................................      1,531,059         762,827         108,133       5,623,114       1,711,238
                                                      -------------   -------------   -------------   -------------   -------------
 Expenses:
  Management fees (Note 6) .........................        145,893         110,850          15,023         569,228         171,914
  12b-1 fees: (Note 6)
   Class A .........................................         72,679          55,425           7,512         248,730          74,187
   Class B .........................................            802               0               0          30,030          11,868
  Transfer agency fees and expenses ................         57,742          15,478           4,553          59,709          26,377
  Custodian fees and expenses ......................         18,160          20,271           5,456          57,694          18,113
  Directors' fees ..................................          1,521           1,155             157           5,389           1,628
  Registration fees ................................            902           1,175             565           2,223           1,092
  Accounting and legal fees ........................          8,452           7,882           7,703           9,147           8,471
  Printing and postage .............................          5,327           1,756             421           6,591           2,532
  Other ............................................          1,227             617              77           1,868           2,699
                                                      -------------   -------------   -------------   -------------   -------------
 Gross expenses ....................................        312,705         214,609          41,467         990,609         318,881
  Waiver of management fees (Note 6) ...............        (57,330)        (16,128)        (13,731)              0               0
  Waiver of 12b-1 fees: (Note 6)
   Class A .........................................        (72,679)        (55,425)         (7,512)              0               0
   Class B .........................................              0               0               0               0               0
 Expense reimbursement (Note 6) ....................         (8,140)              0            (243)         (7,735)         (7,956)
                                                      -------------   -------------   -------------   -------------   -------------
 Net expenses ......................................        174,556         143,056          19,981         982,874         310,925
                                                      -------------   -------------   -------------   -------------   -------------
 Net investment income (loss) ......................      1,356,503         619,771          88,152       4,640,240       1,400,313
                                                      -------------   -------------   -------------   -------------   -------------
Realized Gain (Loss) and Unrealized
Appreciation (Depreciation) on Investments
and Foreign Currency:
 Realized gain (loss):
  Proceeds from sales (including premiums
  on options exercised) ............................    131,614,816      47,470,660       4,133,306      22,509,363      10,846,856
  Cost of securities sold ..........................   (131,617,400)    (47,470,660)     (4,133,306)    (20,753,050)    (10,314,313)
  Loss on closing of future contracts ..............              0               0               0               0               0
  Gain on closing and expiration of
  options written ..................................              0               0               0               0               0
  Gain (loss) on foreign currency
  transactions .....................................              0               0               0               0               0
                                                      -------------   -------------   -------------   -------------   -------------
 Net realized gain (loss) ..........................         (2,584)              0               0       1,756,313         532,543
                                                      -------------   -------------   -------------   -------------   -------------
 Unrealized appreciation (depreciation):
  Beginning of period ..............................              0               0               0      15,061,778       4,480,008
  End of period ....................................              0               0               0      13,618,599       4,018,522
                                                      -------------   -------------   -------------   -------------   -------------
 Unrealized appreciation (depreciation) ............              0               0               0      (1,443,179)       (461,486)
                                                      -------------   -------------   -------------   -------------   -------------
 Net realized gain (loss) and unrealized
 appreciation (depreciation) on investments
 and foreign currency ..............................         (2,584)              0               0         313,134          71,057
                                                      -------------   -------------   -------------   -------------   -------------
 Net increase in net assets resulting from
 operations ........................................  $   1,353,919   $     619,771   $      88,152   $   4,953,374   $   1,471,370
                                                      =============   =============   =============   =============   =============

36                                                       The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------------------------
                                   Stock Funds
-------------------------------------------------------------------------------------------------------------------

U.S. Government    Strategic                                                                           Emerging
and Mortgage       Income           Balanced        Growth and       Strategic        Global           Growth
Securities Fund    Fund             Fund            Income Fund      Growth Fund      Growth Fund      Fund
-------------------------------------------------------------------------------------------------------------------
 $   7,611,812     $   2,312,049    $    972,497    $     825,429    $     463,756    $      98,433    $     62,438
             0            38,254         621,912        1,215,934          291,949          325,825           5,121
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
     7,611,812         2,350,303       1,594,409        2,041,363          755,705          424,258          67,559
 -------------     -------------    ------------    -------------    -------------    -------------    ------------

       571,445           220,783         253,947          691,479          288,173          162,598          65,029

       250,906            63,589          78,180          242,945           86,148           43,182          17,420
        26,526            30,017          37,544           73,015           50,314           22,889           8,704
       108,079            39,177          34,394           82,459           39,911           27,796          21,345
        93,488            64,568          20,302           56,066           20,908           56,718          15,953
         5,413             1,526           1,881            5,553            2,136            1,055             420
         1,548             6,644           6,514            4,961            4,867            2,180           2,488
         9,151             9,458           8,517            9,177            8,563            8,369           8,255
        11,776             4,295           6,419           15,059            8,178            4,485           3,162
         8,158             2,201           2,062            8,359            2,429            1,522             605
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
     1,086,490           442,258         449,760        1,189,073          511,627          330,794         143,381
             0          (144,054)              0                0                0                0            (607)

             0           (63,589)              0                0                0                0          (9,028)
             0                 0               0                0                0                0               0
        (7,493)           (4,895)         (4,954)          (5,663)          (2,975)          (5,506)         (5,757)
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
     1,078,997           229,720         444,806        1,183,410          508,652          325,288         127,989
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
     6,532,815         2,120,583       1,149,603          857,953          247,053           98,970         (60,430)
 -------------     -------------    ------------    -------------    -------------    -------------    ------------





    35,552,018        77,741,170       3,847,854       78,391,097       27,905,525       13,297,105       6,405,266
   (35,573,311)      (77,907,572)     (3,084,605)     (64,097,359)     (23,293,425)     (10,880,480)     (6,523,706)
             0           (72,404)              0                0                0         (172,659)              0

             0            20,320               0                0                0                0               0

             0            81,901               0                0                0          (31,573)              0
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
       (21,293)         (136,585)        763,249       14,293,738        4,612,100        2,212,393        (118,440)
 -------------     -------------    ------------    -------------    -------------    -------------    ------------

     4,669,088           507,661      10,015,224       35,439,347        7,983,127        3,941,347         923,489
     4,290,016           232,236      13,219,824       50,656,810       13,075,722        6,909,407       2,102,119
 -------------     -------------    ------------    -------------    -------------    -------------    ------------
      (379,072)         (275,425)      3,204,600       15,217,463        5,092,595        2,968,060       1,178,630
 -------------     -------------    ------------    -------------    -------------    -------------    ------------


      (400,365)         (412,010)      3,967,849       29,511,201        9,704,695        5,180,453       1,060,190
 -------------     -------------    ------------    -------------    -------------    -------------    ------------

 $   6,132,450     $   1,708,573    $  5,117,452    $  30,369,154    $   9,951,748    $   5,279,423    $    999,760
 =============     =============    ============    =============    =============    =============    ============

                                                                                                                 37


Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                   Money Funds
                                                   -------------------------------
                                                   U.S. Treasury Money Fund
                                                   -------------------------------
                                                   1998(1)          1997(2)

 Operations:
  Net investment income (loss)  .................. $   1,356,503    $   3,022,156
  Net realized gain (loss) on investments and
  foreign currency  ..............................        (2,584)          (9,954)
  Net unrealized appreciation (depreciation) on
  investments and foreign currency    ............             0                0
                                                   --------------   --------------
  Net increase in net assets resulting from
  operations  ....................................     1,353,919        3,012,202
                                                   --------------   --------------
 Distributions Paid to Shareholders:
  Dividends from net investment income:
   Class A    ....................................    (1,352,347)      (3,016,389)
   Class B    ....................................        (4,156)          (5,767)
  Distributions from net realized gain on
  investments:
   Class A    ....................................             0                0
   Class B    ....................................             0                0
  Distributions in excess of net realized gain on
  investments:
   Class A    ....................................             0                0
   Class B    ....................................             0                0
                                                   --------------   --------------
  Total distributions:
   Class A    ....................................    (1,352,347)      (3,016,389)
   Class B    ....................................        (4,156)          (5,767)
                                                   --------------   --------------
 Capital Share Transactions: (Note 4)
  Proceeds from shares sold:
   Class A    ....................................    24,527,810       68,097,818
   Class B    ....................................       174,008          516,184
  Proceeds from shares issued in reinvestment
  of net investment income dividends and
  capital gain dividends:
   Class A    ....................................     1,282,491        2,850,286
   Class B    ....................................         3,866            5,656
  Proceeds from shares issued in plan of
  reorganization: (Note 7)
   Class A    ....................................        NA               NA
   Class B    ....................................        NA               NA
  Cost of shares redeemed:
   Class A    ....................................   (28,955,720)     (76,384,832)
   Class B    ....................................      (139,435)        (477,242)
                                                   --------------   --------------
  Net increase (decrease) in net assets resulting
  from capital share transactions:
   Class A    ....................................    (3,145,419)      (5,436,728)
   Class B    ....................................        38,439           44,598
                                                   --------------   --------------
  Net increase (decrease) in net assets  .........    (3,109,564)      (5,402,084)
 Net Assets:
  Beginning of period  ...........................    60,197,368       65,599,452
                                                   --------------   --------------
  End of period  ................................. $  57,087,804    $  60,197,368
                                                   ==============   ==============



                                                   ---------------------------------------------------------------
                                                   California Municipal Money        National Municipal Money
                                                   Fund                              Fund
                                                   ---------------------------------------------------------------
                                                   1998(1)          1997(2)          1998(1)         1997(2)
 Operations:
  Net investment income (loss)  .................. $     619,771    $   1,360,691    $     88,152    $    211,211
  Net realized gain (loss) on investments and
  foreign currency  ..............................             0                0               0               0
  Net unrealized appreciation (depreciation) on
  investments and foreign currency    ............             0                0               0               0
                                                   --------------   --------------   -------------   -------------
  Net increase in net assets resulting from
  operations  ....................................       619,771        1,360,691          88,152         211,211
                                                   --------------   --------------   -------------   -------------
 Distributions Paid to Shareholders:
  Dividends from net investment income:
   Class A    ....................................      (619,771)      (1,360,691)        (88,152)       (211,211)
   Class B    ....................................        NA               NA              NA              NA
  Distributions from net realized gain on
  investments:
   Class A    ....................................             0                0               0               0
   Class B    ....................................        NA               NA              NA              NA
  Distributions in excess of net realized gain on
  investments:
   Class A    ....................................             0                0               0               0
   Class B    ....................................        NA               NA              NA              NA
                                                   --------------   --------------   -------------   -------------
  Total distributions:
   Class A    ....................................      (619,771)      (1,360,691)        (88,152)       (211,211)
   Class B    ....................................        NA               NA              NA              NA
                                                   --------------   --------------   -------------   -------------
 Capital Share Transactions: (Note 4)
  Proceeds from shares sold:
   Class A    ....................................    16,758,443       35,349,812       1,297,080       4,627,679
   Class B    ....................................        NA               NA              NA              NA
  Proceeds from shares issued in reinvestment
  of net investment income dividends and
  capital gain dividends:
   Class A    ....................................       593,061        1,301,283          80,933         195,422
   Class B    ....................................        NA               NA              NA              NA
  Proceeds from shares issued in plan of
  reorganization: (Note 7)
   Class A    ....................................        NA               NA              NA              NA
   Class B    ....................................        NA               NA              NA              NA
  Cost of shares redeemed:
   Class A    ....................................   (20,472,912)     (29,255,049)     (2,548,082)     (5,758,124)
   Class B    ....................................        NA               NA              NA              NA
                                                   --------------   --------------   -------------   -------------
  Net increase (decrease) in net assets resulting
  from capital share transactions:
   Class A    ....................................    (3,121,408)       7,396,046      (1,170,069)       (935,023)
   Class B    ....................................        NA               NA              NA              NA
                                                   --------------   --------------   -------------   -------------
  Net increase (decrease) in net assets  .........    (3,121,408)       7,396,046      (1,170,069)       (935,023)
 Net Assets:
  Beginning of period  ...........................    44,750,725       37,354,679       6,578,674       7,513,697
                                                   --------------   --------------   -------------   -------------
  End of period  ................................. $  41,629,317    $  44,750,725    $  5,408,605    $  6,578,674
                                                   ==============   ==============   =============   =============

(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31, 1997.


38                                      The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------------------
Bond Funds
-----------------------------------------------------------------------------------------------------------------------------
                                                                U.S. Government and
California Municipal Bond Fund   National Municipal Bond Fund   Mortgage Securities Fund          Strategic Income Fund
-----------------------------------------------------------------------------------------------------------------------------
1998(1)         1997(2)          1998(1)        1997(2)        1998(1)          1997(2)         1998(1)        1997(2)

$  4,640,240     $   8,653,134   $ 1,400,313    $ 2,410,172     $   6,532,815   $ 14,286,324    $ 2,120,583     $  2,830,078

   1,756,313         1,474,622       532,543        398,550           (21,293)      (244,092)      (136,585)         444,741

  (1,443,179)        3,988,877      (461,486)     1,449,106          (379,072)     2,749,954       (275,425)          45,160
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------

   4,953,374        14,116,633     1,471,370      4,257,828         6,132,450     16,792,186      1,708,573        3,319,979
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------


  (4,479,817)       (8,385,957)   (1,337,162)    (2,307,579)       (6,327,344)   (13,901,440)    (1,857,408)      (2,432,367)
    (160,423)         (267,177)      (63,151)      (102,593)         (205,471)      (384,884)      (263,175)        (397,711)


          61          (685,771)           15       (351,308)                0              0              0         (348,740)
           0           (28,111)            0        (18,891)                0              0              0          (74,340)

           0                 0             0              0                 0              0              0          (53,357)
           0                 0             0              0                 0              0              0          (11,349)
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------
  (4,479,756)       (9,071,728)   (1,337,147)    (2,658,887)       (6,327,344)   (13,901,440)    (1,857,408)      (2,834,464)
    (160,423)         (295,288)      (63,151)      (121,484)         (205,471)      (384,884)      (263,175)        (483,400)
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------


  18,262,310        13,919,901     4,238,009      3,123,494        17,757,215     13,088,394     29,780,296       27,268,285
     154,747         2,370,366        88,090        998,091           123,051      1,753,314        253,261        5,458,885

   3,098,157         6,400,559     1,027,885      2,097,782         4,007,774      8,705,129      1,020,284        1,398,356
     119,037           223,688        55,293        106,431           141,856        264,317        144,725          298,986

      NA            16,888,793         NA         9,809,295           NA           3,487,178          NA              NA
      NA               580,661         NA           250,984           NA             316,243          NA              NA

 (13,990,066)      (24,081,818)   (4,178,488)    (7,289,081)      (22,207,188)   (49,439,078)    (6,520,290)      (8,718,703)
    (289,803)         (688,795)     (146,340)      (221,250)         (583,239)    (1,069,258)      (532,431)        (656,792)
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------

   7,370,401        13,127,435     1,087,406      7,741,490          (442,199)   (24,158,377)    24,280,290       19,947,938
     (16,019)        2,485,920        (2,957)     1,134,256          (318,332)     1,264,616       (134,445)       5,101,079
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------
   7,667,577        20,362,972     1,155,521     10,353,203        (1,160,896)   (20,387,899)    23,733,835       25,051,132

 203,316,389       182,953,417    61,901,654     51,548,451       209,801,447    230,189,346     45,878,921       20,827,789
-------------    -------------   ------------   ------------    -------------   -------------   ------------    ------------
$210,983,966     $ 203,316,389   $63,057,175    $61,901,654     $ 208,640,551   $209,801,447    $69,612,756     $ 45,878,921
=============    =============   ============   ============    =============   =============   ============    ============

                                                                                                                          39


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Stock Funds
                                                   -----------------------------
                                                   Balanced Fund
                                                   -----------------------------
                                                   1998(1)         1997(2)
 Operations:
  Net investment income (loss)  .................. $  1,149,603    $ 1,603,695
  Net realized gain (loss) on investments and
  foreign currency  ..............................      763,249      1,240,561
  Net unrealized appreciation (depreciation) on
  investments and foreign currency    ............    3,204,600      6,602,853
                                                   -------------   ------------
  Net increase in net assets resulting from
  operations  ....................................    5,117,452      9,447,109
                                                   -------------   ------------
 Distributions Paid to Shareholders:
  Dividends from net investment income:
   Class A    ....................................   (1,019,194)    (1,386,825)
   Class B    ....................................     (125,402)      (216,881)
  Distributions from net realized gain on
  investments:
   Class A    ....................................          (22)    (1,038,635)
   Class B    ....................................            0       (201,932)
  Distributions in excess of net realized gain on
  investments:
   Class A    ....................................            0              0
   Class B    ....................................            0              0
                                                   -------------   ------------
  Total distributions:
   Class A    ....................................   (1,019,216)    (2,425,460)
   Class B    ....................................     (125,402)      (418,813)
                                                   -------------   ------------
 Capital Share Transactions: (Note 4)
  Proceeds from shares sold:
   Class A    ....................................   25,848,908     17,048,097
   Class B    ....................................      257,691      3,970,037
  Proceeds from shares issued in reinvestment
  of net investment income dividends and
  capital gain dividends:
   Class A    ....................................      981,699      2,319,578
   Class B    ....................................      114,802        393,826
  Proceeds from shares issued in plan of
  reorganization: (Note 7)
   Class A    ....................................       NA              NA
   Class B    ....................................       NA              NA
  Cost of shares redeemed:
   Class A    ....................................   (4,497,643)    (4,835,402)
   Class B    ....................................     (288,721)      (582,207)
                                                   -------------   ------------
  Net increase (decrease) in net assets resulting
  from capital share transactions:
   Class A    ....................................   22,332,964     14,532,273
   Class B    ....................................       83,772      3,781,656
                                                   -------------   ------------
  Net increase (decrease) in net assets  .........   26,389,570     24,916,765
 Net Assets:
  Beginning of period  ...........................   59,007,612     34,090,847
                                                   -------------   ------------
  End of period  ................................. $ 85,397,182    $ 59,007,612
                                                   =============   ============


                                                   --------------------------------------------------------------
                                                   Growth and Income Fund            Strategic Growth Fund
                                                   --------------------------------------------------------------
                                                    1998(1)          1997(2)          1998(1)        1997(2)
 Operations:
  Net investment income (loss)  ..................  $     857,953    $     830,450    $    247,053   $   376,346
  Net realized gain (loss) on investments and
  foreign currency  ..............................     14,293,738       30,340,392       4,612,100     4,898,258
  Net unrealized appreciation (depreciation) on
  investments and foreign currency    ............     15,217,463        9,147,300       5,092,595     4,495,615
                                                    -------------    -------------    ------------   ------------
  Net increase in net assets resulting from
  operations  ....................................     30,369,154       40,318,142       9,951,748     9,770,219
                                                    -------------    -------------    ------------   ------------
 Distributions Paid to Shareholders:
  Dividends from net investment income:
   Class A    ....................................       (821,803)        (806,041)              0      (343,591)
   Class B    ....................................        (31,330)         (24,417)              0       (32,774)
  Distributions from net realized gain on
  investments:
   Class A    ....................................              0      (27,435,529)              0    (3,980,719)
   Class B    ....................................              0       (2,892,139)              0      (917,571)
  Distributions in excess of net realized gain on
  investments:
   Class A    ....................................              0          (42,719)              0             0
   Class B    ....................................              0           (4,479)              0             0
                                                    -------------    -------------    ------------   ------------
  Total distributions:
   Class A    ....................................       (821,803)     (28,284,289)              0    (4,324,310)
   Class B    ....................................        (31,330)      (2,921,035)              0      (950,345)
                                                    -------------    -------------    ------------   ------------
 Capital Share Transactions: (Note 4)
  Proceeds from shares sold:
   Class A    ....................................     29,985,071       29,480,304      20,142,677    28,322,529
   Class B    ....................................        467,556        3,625,538         433,197     5,429,227
  Proceeds from shares issued in reinvestment
  of net investment income dividends and
  capital gain dividends:
   Class A    ....................................        806,832       27,713,680               0     4,304,676
   Class B    ....................................         30,454        2,839,849               0       934,030
  Proceeds from shares issued in plan of
  reorganization: (Note 7)
   Class A    ....................................        NA               NA              NA              NA
   Class B    ....................................        NA               NA              NA              NA
  Cost of shares redeemed:
   Class A    ....................................    (13,882,288)     (30,472,282)     (4,533,914)   (4,215,490)
   Class B    ....................................     (1,150,854)      (1,308,132)       (714,953)     (559,000)
                                                    -------------    -------------    ------------   ------------
  Net increase (decrease) in net assets resulting
  from capital share transactions:
   Class A    ....................................     16,909,615       26,721,702      15,608,763    28,411,715
   Class B    ....................................       (652,844)       5,157,255        (281,756)    5,804,257
                                                    -------------    -------------    ------------   ------------
  Net increase (decrease) in net assets  .........     45,772,792       40,991,775      25,278,755    38,711,536
 Net Assets:
  Beginning of period  ...........................    192,022,789      151,031,014      66,653,669    27,942,133
                                                    -------------    -------------    ------------   ------------
  End of period  .................................  $ 237,795,581    $ 192,022,789    $ 91,932,424   $ 66,653,669
                                                    =============    =============    ============   ============

(1)For the six months ended June 30, 1998 (unaudited).

(2)For the year ended December 31, 1997.

(3)For the period April 30, 1997 (inception of operations) to December 31, 1997.


40                                     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


-----------------------------------------------------------------
Global Growth Fund                  Emerging Growth Fund
-----------------------------------------------------------------
1998(1)            1997(2)          1998(1)           1997(3)

 $     98,970      $     15,339     $   (60,430)      $   (38,646)

    2,212,393         2,239,705        (118,440)         (171,980)

    2,968,060         2,939,358       1,178,630           923,489
 ------------      ------------     ------------      -----------

    5,279,423         5,194,402         999,760           712,863
 ------------      ------------     ------------      -----------


            0              (179)              0                 0
            0                 0               0                 0


            0        (1,858,023)              0                 0
            0          (363,901)              0                 0


            0          (170,942)              0                 0
            0           (33,022)              0                 0
 ------------      ------------     ------------      -----------

            0        (2,029,144)              0                 0
            0          (396,923)              0                 0
 ------------      ------------     ------------      -----------


    7,579,481        16,216,002       8,142,357         9,939,204
       84,617         2,980,894         101,877         2,304,201



            0         2,014,769               0                 0
            0           392,224               0                 0


      NA                NA                NA               NA
      NA                NA                NA               NA

   (2,640,397)       (4,745,878)     (1,198,051)         (576,187)
     (363,478)         (230,205)       (173,153)         (116,892)
 ------------      ------------     ------------      -----------


    4,939,084        13,484,893       6,944,306         9,363,017
     (278,861)        3,142,913         (71,276)        2,187,309
 ------------      ------------     ------------      -----------
    9,939,646        19,396,141       7,872,790        12,263,189

   35,158,342        15,762,201      12,263,189                 0
 ------------      ------------     ------------      -----------
 $ 45,097,988      $ 35,158,342     $20,135,979       $12,263,189
 ============      ============     ============      ===========

Financial Highlights                                             selected data for a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------------
                                                   Money Funds
                                                   --------------------------------------------------------------------------
                                                   U.S. Treasury Money Fund

                                                   Class A
                                                   --------------------------------------------------------------------------
                                                   1998(1)      1997(2)      1996(2)      1995(2)      1994(2)      1993(2)
Net asset value, beginning of period  ............ $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations:
 Net investment income (loss)   ..................     0.023        0.046        0.046        0.050        0.036        0.030
 Net gain or loss on securities
 (both realized and unrealized) ..................     0.000        0.000        0.000        0.000        0.000        0.000
                                                   ----------   ----------   ----------   ----------   ----------   ----------
 Total from investment operations  ...............     0.023        0.046        0.046        0.050        0.036        0.030
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends (from net investment income)  .........    (0.023)      (0.046)      (0.046)      (0.050)      (0.036)      (0.030)
 Distributions (from realized capital gains)           0.000        0.000        0.000        0.000        0.000        0.000
 Distributions (in excess of realized gains) .....     0.000        0.000        0.000        0.000        0.000        0.000
                                                   ----------   ----------   ----------   ----------   ----------   ----------
 Total distributions   ...........................    (0.023)      (0.046)      (0.046)      (0.050)      (0.036)      (0.030)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period  .................. $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ==========   ==========   ==========   ==========   ==========   ==========
Total return(4) ..................................     2.35%        4.73%        4.74%        5.13%        3.67%        3.03%

Ratios/Supplemental Data:
 Net assets, end of period (000's) ............... $ 56,885     $ 60,033     $ 65,479     $ 51,385     $ 33,448     $ 14,168
 Ratio of expenses to average
 net assets (annualized)(6)  .....................     0.60%        0.62%        0.52%        0.64%        0.46%        0.15%
 Ratio of net investment income to average
 net assets (annualized)  ........................     4.69%        4.63%        4.63%        4.99%        3.75%        2.98%
 Portfolio turnover rate (Note 5)  ...............        --           --           --           --           --           --
 Average commission rate paid(5) .................        --           --           --           --           --           --

                                                   Class B
                                                   --------------------------------------------------------------
                                                   1998(1)      1997(2)      1996(2)      1995(2)      1994(3)
Net asset value, beginning of period  ............ $    1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ----------   ----------   ----------   ----------   ----------
Income From Investment Operations:
 Net investment income (loss)   ..................     0.020         0.039        0.040        0.044        0.018
 Net gain or loss on securities
 (both realized and unrealized) ..................     0.000         0.000        0.000        0.000        0.000
                                                   ----------   ----------   ----------   ----------   ----------
 Total from investment operations  ...............     0.020         0.039        0.040        0.044        0.018
                                                   ----------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends (from net investment income)  .........    (0.020)       (0.039)      (0.040)      (0.044)      (0.018)
 Distributions (from realized capital gains)  ....     0.000         0.000        0.000        0.000        0.000
 Distributions (in excess of realized gains)  ....     0.000         0.000        0.000        0.000        0.000
                                                   ----------   ----------   ----------   ----------   ----------
 Total distributions   ...........................    (0.020)       (0.039)      (0.040)      (0.044)      (0.018)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period  .................. $    1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ==========   ==========   ==========   ==========   ==========
Total return(4) ..................................      1.97%        3.95%        4.07%        4.45%        3.53%

Ratios/Supplemental Data:
 Net assets, end of period (000's) ............... $     203     $    165    $     120     $    113    $      28
 Ratio of expenses to average
 net assets (annualized)(6)  .....................      1.34%        1.37%        1.18%        1.24%        1.13%
 Ratio of net investment income to average
 net assets (annualized)  ........................      3.92%        3.90%        3.95%        4.34%        3.71%
 Portfolio turnover rate (Note 5)  ...............        --           --           --           --           --
 Average commission rate paid(5) .................        --           --           --           --           --


(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(5) Initiating with fiscal year 1996, the Funds are required to disclose their average commission rate per share for purchases and sales of equity securities.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                        Class A                                         Class B
Period Ended                            1998(1) 1997    1996    1995    1994    1993    1998(1) 1997    1996    1995    1994
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Fund  ............  1.05%   1.02%   1.02%   1.05%   1.08%   1.10%   3.25%   3.25%   3.25%   3.25%   3.25%
California Municipal Money Fund  .....  0.98%   0.97%   1.00%   1.00%   1.00%   0.98%    NA      NA      NA      NA      NA
National Municipal Money Fund   ......  1.39%   1.31%   1.32%   1.29%   1.25%   1.28%    NA      NA      NA      NA      NA

42                                                 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
California Municipal Money Fund                                               National Municipal Money Fund

Class A                                                                       Class A
-------------------------------------------------------------------------------------------------------------------------------
1998(1)      1997(2)      1996(2)      1995(2)      1994(2)      1993(2)      1998(1)      1997(2)      1996(2)      1995(2)

$   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

    0.014        0.029        0.028        0.032        0.024        0.021        0.015        0.030        0.029        0.032

    0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    0.014        0.029        0.028        0.032        0.024        0.021        0.015        0.030        0.029        0.032
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------

   (0.014)      (0.029)      (0.028)      (0.032)      (0.024)      (0.021)      (0.015)      (0.030)      (0.029)      (0.032)
    0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000
    0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000        0.000
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
   (0.014)      (0.029)      (0.028)      (0.032)      (0.024)      (0.021)      (0.015)      (0.030)      (0.029)      (0.032)
----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
    1.41%        2.97%        2.82%        3.22%        2.47%        2.13%        1.48%        3.09%        2.96%        3.26%

$ 41,629     $ 44,751     $ 37,355     $ 39,439     $ 42,979     $ 45,784     $  5,409     $  6,579     $  7,514     $  7,860

    0.65%        0.64%        0.63%        0.67%        0.46%        0.48%        0.67%        0.68%        0.68%        0.75%

    2.82%        2.94%        2.78%        3.18%        2.44%        2.10%        2.96%        3.04%        2.92%        3.21%
      --           --           --           --           --           --           --           --           --           --
      --           --           --           --           --           --           --           --           --           --



------------------------------



------------------------------
   1994(2)      1993(2)

  $   1.00      $    1.00
  ----------    ----------

      0.026          0.022

      0.000          0.000
  ----------    ----------
      0.026          0.022
  ----------    ----------

     (0.026)        (0.022)
      0.000          0.000
      0.000          0.000
  ----------    ----------
     (0.026)        (0.022)
  ----------    ----------
  $   1.00      $    1.00
  ==========    ==========
      2.60%          2.25%

  $ 10,110      $   9,424

      0.49%          0.55%

      2.57%          2.23%
        --             --
        --             --

Financial Highlights                                        selected data for a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------
                                                    Bond Funds
                                                    --------------------------------------------------------------------
                                                    California Municipal Bond Fund

                                                    Class A
                                                    --------------------------------------------------------------------
                                                    1998(1)       1997(2)       1996(2)       1995(2)       1994(2)

Net asset value, beginning of period  ............  $   11.44     $   11.15     $   11.26     $   10.31    $     11.56
                                                    ---------     ---------     ---------     ---------    -----------
Income From Investment Operations:
 Net investment income (loss)   ..................       0.26          0.53          0.53          0.54           0.59
 Net gain or loss on securities
 (both realized and unrealized)    ...............       0.02          0.33         (0.11)         0.95          (1.25)
                                                    ---------     ---------     ---------     ---------    -----------
 Total from investment operations  ...............       0.28          0.86          0.42          1.49          (0.66)
                                                    ---------     ---------     ---------     ---------    -----------
Less Distributions:
 Dividends (from net investment income)  .........      (0.26)        (0.53)        (0.53)        (0.54)         (0.59)
 Distributions (from realized capital gains)  ....       0.00         (0.04)         0.00          0.00           0.00
 Distributions (in excess of realized gains)  ....       0.00          0.00          0.00          0.00           0.00
                                                    ---------     ---------     ---------     ---------    -----------
 Total distributions   ...........................      (0.26)        (0.57)        (0.53)        (0.54)         (0.59)
                                                    ---------     ---------     ---------     ---------    -----------
Net asset value, end of period  ..................  $   11.46     $   11.44     $   11.15     $   11.26    $     10.31
                                                    =========     =========     =========     =========    ===========
Total return(4)  .................................       2.45%         7.97%         3.90%        14.76%         (5.83)%
Ratios/Supplemental Data:
 Net assets, end of period (000's)  ..............  $ 202,964     $ 195,292     $ 177,593     $ 184,283    $   171,768
 Ratio of expenses to average
 net assets (annualized)(6)  .....................       0.94%         0.95%         0.96%         0.93%          0.57%
 Ratio of net investment income to average
 net assets (annualized)  ........................       4.54%         4.76%         4.82%         4.98%          5.43%
 Portfolio turnover rate (Note 5)  ...............      11.10%        15.95%        29.28%        25.90%         30.32%
 Average commission rate paid(5) .................         --            --            --            --             --


                                                    ---------------------------------------------------------------------------


                                                                 Class B
                                                    ---------------------------------------------------------------------------
                                                    1993(2)      1998(1)      1997(2)      1996(2)      1995(2)      1994(3)
Net asset value, beginning of period  ............  $   10.74    $   11.45    $   11.15    $   11.26    $   10.32    $    10.74
                                                    ---------    ----------   ----------   ----------   ----------   ----------
Income From Investment Operations:
 Net investment income (loss)   ..................       0.59         0.23         0.48         0.48         0.48          0.25
 Net gain or loss on securities
 (both realized and unrealized)    ...............       0.83         0.01         0.34        (0.11)        0.94         (0.42)
                                                    ---------    ----------   ----------   ----------   ----------   ----------
 Total from investment operations  ...............       1.42         0.24         0.82         0.37         1.42         (0.17)
                                                    ---------    ----------   ----------   ----------   ----------   ----------
Less Distributions:
 Dividends (from net investment income)  .........      (0.59)       (0.23)       (0.48)       (0.48)       (0.48)        (0.25)
 Distributions (from realized capital gains) .....      (0.01)        0.00        (0.04)        0.00         0.00          0.00
 Distributions (in excess of realized gains) .....       0.00         0.00         0.00         0.00         0.00          0.00
                                                    ---------    ----------   ----------   ----------   ----------   ----------
 Total distributions   ...........................      (0.60)       (0.23)       (0.52)       (0.48)       (0.48)        (0.25)
                                                    ---------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period  ..................  $   11.56    $   11.46    $   11.45    $   11.15    $   11.26    $    10.32
                                                    =========    ==========   ==========   ==========   ==========   ==========
Total return(4)  .................................      13.52%        2.11%        7.53%        3.39%       14.05%        (1.59)%
Ratios/Supplemental Data:
 Net assets, end of period (000's) ...............  $ 197,394    $   8,020    $   8,025    $   5,360    $   3,162    $    1,416
 Ratio of expenses to average
 net assets (annualized)(6)  .....................       0.53%        1.44%        1.45%        1.46%        1.46%         1.23%
 Ratio of net investment income to average
 net assets (annualized)  ........................       5.25%        4.04%        4.24%        4.33%        4.42%         4.91%
 Portfolio turnover rate (Note 5)  ...............       7.44%       11.10%       15.95%       29.28%       25.90%        30.32%
 Average commission rate paid(5) .................         --           --           --           --           --            --

(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(5) Initiating with fiscal year 1996, the Funds are required to disclose their average commission rate per share for purchases and sales of equity securities.

(6) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                        Class A                                         Class B
Period Ended                            1998(1) 1997    1996    1995    1994    1993    1998(1) 1997    1996    1995    1994
-----------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund  ......  0.94%   0.95%   0.96%   0.96%   0.97%   0.98%   1.63%   1.70%   1.83%   2.24%   3.25%
National Municipal Bond Fund  ........  0.98%   1.00%   1.01%   1.05%   1.06%   1.06%   1.98%   2.13%   2.29%   3.25%   3.25%

44                                                    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
National Municipal Bond Fund

Class A
--------------------------------------------------------------------------------
1998(1)      1997(2)      1996(2)      1995(2)      1994(2)       1993(2)

$   11.54    $   11.21    $   11.39    $   10.41    $     11.61   $   10.80
----------   ----------   ----------   ----------   ------------  ----------
     0.26         0.53         0.52         0.53           0.58        0.60
     0.02         0.40        (0.12)        0.98          (1.20)       0.82
----------   ----------   ----------   ----------   ------------  ----------
     0.28         0.93         0.40         1.51          (0.62)       1.42
----------   ----------   ----------   ----------   ------------  ----------
    (0.26)       (0.53)       (0.52)       (0.53)         (0.58)      (0.60)
     0.00        (0.07)       (0.06)        0.00           0.00       (0.01)
     0.00         0.00         0.00         0.00           0.00        0.00
----------   ----------   ----------   ----------   ------------  ----------
    (0.26)       (0.60)       (0.58)       (0.53)         (0.58)      (0.61)
----------   ----------   ----------   ----------   ------------  ----------
$   11.56    $   11.54    $   11.21    $   11.39    $     10.41   $   11.61
=========    ==========   ==========   ==========   ============  ==========
     2.45%        8.56%        3.58%       14.76%         (5.41)%     13.39%
$  59,896    $  58,740    $  49,597    $  53,387    $    50,037   $  57,590
     0.98%        1.00%        1.01%        0.91%          0.57%       0.50%
     4.54%        4.72%        4.63%        4.79%          5.35%       5.29%
    17.91%       21.80%       44.76%       53.43%         37.52%       3.72%
       --           --           --           --             --          --


--------------------------------------------------------------------------------
National Municipal Bond Fund

Class B
--------------------------------------------------------------------------------
1998(1)      1998(1)      1997(2)      1996(2)      1995(2)      1994(3)

$   11.54    $   11.55    $   11.21    $   11.39    $   10.41    $     10.76
----------   ----------   ----------   ----------   ----------   -------------
     0.26         0.23         0.48         0.46         0.47           0.24
     0.02         0.01         0.41        (0.12)        0.98          (0.35)
----------   ----------   ----------   ----------   ----------   -------------
     0.28         0.24         0.89         0.34         1.45          (0.11)
----------   ----------   ----------   ----------   ----------   -------------
    (0.26)       (0.23)       (0.48)       (0.46)       (0.47)         (0.24)
     0.00         0.00        (0.07)       (0.06)        0.00           0.00
     0.00         0.00         0.00         0.00         0.00           0.00
----------   ----------   ----------   ----------   ----------   -------------
    (0.26)       (0.23)       (0.55)       (0.52)       (0.47)         (0.24)
----------   ----------   ----------   ----------   ----------   -------------
$   11.56    $   11.56    $   11.55    $   11.21    $   11.39    $     10.41
==========   ==========   ==========   ==========   ==========   =============
     2.45%        2.11%        8.11%        3.07%       14.16%         (0.99)%
$  59,896    $   3,161    $   3,162    $   1,952    $   1,051    $       342
     0.98%        1.47%        1.50%        1.51%        1.44%          1.28%
     4.54%        4.02%        4.21%        4.14%        4.22%          4.72%
    17.91%       17.91%       21.80%       44.76%       54.30%         37.52%
       --           --           --           --             --          --

Financial Highlights                                           selected data for a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------------------
                                                    Bond Funds
                                                    -------------------------------------------------------------------------
                                                    U.S. Government and Mortgage Securities Fund

                                                    Class A
                                                    -------------------------------------------------------------------------
                                                    1998(1)      1997(2)      1996(2)      1995(2)     1994(2)       1993(2)
Net asset value, beginning of period  ............  $  10.20     $  10.07     $  10.30     $   9.55    $    10.60    $  10.57
                                                    --------     --------     --------     --------    ------------  --------
Income From Investment Operations:
 Net investment income (loss)   ..................      0.32         0.67         0.67         0.69          0.70        0.74
 Net gain or loss on securities
 (both realized and unrealized)  .................     (0.02)        0.13        (0.23)        0.75         (1.05)       0.03
                                                    --------     --------     --------     --------    ------------  --------
 Total from investment operations  ...............      0.30         0.80         0.44         1.44         (0.35)       0.77
                                                    --------     --------     --------     --------    ------------  --------
Less Distributions:
 Dividends (from net investment income)  .........     (0.32)       (0.67)       (0.67)       (0.69)        (0.70)      (0.74)
 Distributions (from realized capital gains) .....      0.00         0.00         0.00         0.00          0.00        0.00
 Distributions (in excess of realized gains) .....      0.00         0.00         0.00         0.00          0.00        0.00
                                                    --------     --------     --------     --------    ------------  --------
 Total distributions   ...........................     (0.32)       (0.67)       (0.67)       (0.69)        (0.70)      (0.74)
                                                    --------     --------     --------     --------    ------------  --------
Net asset value, end of period  ..................  $  10.18     $  10.20     $  10.07     $  10.30    $     9.55    $  10.60
                                                    ========     ========     ========     ========    ============  ========
Total return(6) ..................................      2.99%        8.25%        4.50%       15.50%        (3.30)%      7.49%
RatiosSupplemental Data:
 Net assets, end of period (000's) ...............  $201,746     $202,573     $224,301     $255,614    $  245,715    $311,089
 Ratio of expenses to average
 net assets (annualized)(8)  .....................      1.03%        1.03%        1.03%        1.02%         0.80%       0.78%
 Ratio of net investment income to average
 net assets (annualized)  ........................      6.36%        6.67%        6.67%        6.90%         7.05%       6.93%
 Portfolio turnover rate (Note 5)  ...............     14.86%        5.59%       27.45%       48.39%        16.33%      25.63%
 Average commission rate paid(7) .................        --           --           --           --            --          --


                                                    ----------------------------------------------------------


                                                    Class B
                                                    ----------------------------------------------------------
                                                    1998(1)     1997(2)     1996(2)     1995(2)      1994(3)
Net asset value, beginning of period  ............ $  10.20     $  10.07    $  10.30    $   9.55     $    9.80
                                                    ---------    ---------   ---------   ---------    ---------
Income From Investment Operations:
 Net investment income (loss)   ..................     0.30         0.62        0.62        0.64          0.32
 Net gain or loss on securities
 (both realized and unrealized)  .................    (0.02)        0.13       (0.23)       0.75         (0.25)
                                                    ---------    ---------   ---------   ---------    ---------
 Total from investment operations  ...............     0.28         0.75        0.39        1.39          0.07
                                                    ---------    ---------   ---------   ---------    ---------
Less Distributions:
 Dividends (from net investment income) ..........    (0.30)       (0.62)      (0.62)      (0.64)        (0.32)
 Distributions (from realized capital gains) .....     0.00         0.00        0.00        0.00          0.00
 Distributions (in excess of realized gains) .....     0.00         0.00        0.00        0.00          0.00
                                                    ---------    ---------   ---------   ---------    ---------
 Total distributions   ...........................    (0.30)       (0.62)      (0.62)      (0.64)        (0.32)
                                                    ---------    ---------   ---------   ---------    ---------
Net asset value, end of period  .................. $  10.18     $  10.20    $  10.07    $  10.30     $    9.55
                                                   =========     =========   =========   =========    =========
Total return(6) ..................................     2.74%        7.72%       3.98%      14.93%         0.69%
RatiosSupplemental Data:
 Net assets, end of period (000's) ............... $  6,894     $  7,228    $  5,888    $  3,799     $   1,451
 Ratio of expenses to average
 net assets (annualized)(8)  .....................     1.53%        1.53%       1.53%       1.53%         1.43%
 Ratio of net investment income to average
 net assets (annualized)  ........................     5.86%        6.16%       6.19%       6.34%         6.82%
 Portfolio turnover rate (Note 5)  ...............    14.86%        5.59%      27.45%      48.39%        16.33%
 Average commission rate paid(7) .................       --           --          --          --            --

(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period May 20, 1996 (inception of operations) to December 31, 1996.

(5) For the period  October 1, 1993  (inception of  operations)  to December 31,
    1993.

(6) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(7) Initiating with fiscal year 1996, the Funds are required to disclose their average commission rate per share for purchases and sales of equity securities.

(8) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:

                                           Class A                                         Class B
Period Ended                               1998(1) 1997    1996    1995    1994    1993    1998(1) 1997    1996    1995    1994
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Mortgage Securities .  1.03%   1.03%   1.03%   1.04%   1.05%   1.05%   1.74%   1.76%   1.82%   2.27%   3.25%
Strategic Income Fund  ..................  1.42%   1.51%   1.85     NA      NA      NA     2.06%   2.27%   3.25     NA      NA
Balanced Fund  ..........................  1.16%   1.20%   1.28%   1.53%   1.56%   2.04%   1.77%   1.91%   2.21%   3.25%   3.25%


46                                                   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Strategic Income Fund

Class A                             Class B
--------------------------------------------------------------------------------
1998(1)     1997(2)     1996(4)     1998(1)     1997(2)     1996(4)

$   5.16    $   5.16    $   5.00    $   5.15    $   5.15    $   5.00
---------   ---------   ---------   ---------   ---------   ---------

    0.19        0.42        0.25        0.17        0.38        0.23

   (0.02)       0.06        0.18       (0.02)       0.06        0.17
---------   ---------   ---------   ---------   ---------   ---------
    0.17        0.48        0.43        0.15        0.44        0.40
---------   ---------   ---------   ---------   ---------   ---------

   (0.19)      (0.42)      (0.25)      (0.17)      (0.38)      (0.23)
    0.00       (0.05)      (0.01)       0.00       (0.05)      (0.01)
    0.00       (0.01)      (0.01)       0.00       (0.01)      (0.01)
---------   ---------   ---------   ---------   ---------   ---------
   (0.19)      (0.48)      (0.27)      (0.17)      (0.44)      (0.25)
---------   ---------   ---------   ---------   ---------   ---------
$   5.14    $   5.16    $   5.16    $   5.13    $   5.15    $   5.15
=========   =========   =========   =========   =========   =========
    3.34%       9.57%       8.89%       2.95%       8.77%       8.25%

$ 61,734    $ 37,831    $ 17,863    $  7,879    $  8,048    $  2,964

    0.68%       0.41%       0.02%       1.42%       1.16%       0.74%

    7.34%       8.04%       8.19%       6.63%       7.29%       7.47%
  122.64%     221.42%     187.15%     122.64%     221.42%     187.15%
      --          --          --          --          --          --


------------------------------------------------------------------------------------------------------------------

Stock Funds
------------------------------------------------------------------------------------------------------------------
Balanced Fund

Class A                                                                        Class B
------------------------------------------------------------------------------------------------------------------
1998(1)      1997(2)     1996(2)      1995(2)      1994(2)      1993(5)        1998(1)      1997(2)      1996(2)
$ 14.14      $ 12.18      $ 11.19     $    9.23    $   9.85      $  10.00      $ 14.09      $ 12.15      $ 11.17
---------    ---------    ---------   ----------   ------------ -------------  ---------    ---------    ---------

   0.22         0.46         0.42          0.42        0.44          0.09         0.20         0.41         0.36

   0.88         2.27         1.32          2.02       (0.62)        (0.15)        0.85         2.24         1.32
---------    ---------    ---------   ----------   ------------ -------------  ---------    ---------    ---------
   1.10         2.73         1.74          2.44       (0.18)        (0.06)        1.05         2.65         1.68
---------    ---------    ---------   ----------   ------------ -------------  ---------    ---------    ---------

  (0.22)       (0.46)       (0.42)      (0.42)        (0.44)        (0.09)       (0.18)       (0.40)       (0.37)
   0.00        (0.31)       (0.33)      (0.06)         0.00          0.00         0.00        (0.31)       (0.33)
   0.00         0.00         0.00        0.00          0.00          0.00         0.00         0.00         0.00
---------    ---------    ---------   ----------   ------------ -------------  ---------    ---------    ---------
  (0.22)       (0.77)       (0.75)      (0.48)        (0.44)        (0.09)       (0.18)       (0.71)       (0.70)
---------    ---------    ---------   ----------   ------------ -------------  ---------    ---------    ---------
$ 15.02      $ 14.14      $ 12.18     $ 11.19      $   9.23     $    9.85      $ 14.96      $ 14.09      $ 12.15
=========    =========    =========   ==========   ============ =============  =========    =========    =========
   7.80%       22.72%       15.81%      26.76%        (1.87)%       (0.62)%       7.49%       22.05%       15.25%

$75,172      $49,456      $29,289     $13,547      $  9,654     $   5,638      $10,225      $ 9,552      $ 4,802

   1.16%        1.20%        1.28%       1.48%         0.80%         0.00%        1.67%        1.69%        1.77%

   3.26%        3.58%        3.86%       4.15%         4.85%         5.02%        2.75%        3.07%        3.37%
   6.78%       14.71%       41.41%      25.84%        29.19%         0.00%        6.78%       14.71%       41.41%
$0.0594      $0.0591      $0.0591          --            --            --      $0.0594      $0.0591      $0.0591


-----------------------
1995(2)       1994(3)

$    9.22     $    9.41
----------    ---------

     0.35          0.10

     2.03         (0.07)
----------    ---------
     2.38          0.03
----------    ---------

    (0.37)        (0.22)
    (0.06)         0.00
     0.00          0.00
----------    ---------
    (0.43)        (0.22)
----------    ---------
$   11.17     $    9.22
==========    =========
    26.08%         0.25%

$   1,632     $     586

     1.99%         1.48%

     3.66%         4.43%
    25.84%        29.19%
       --            --

Financial Highlights                                      selected data for a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------
                                                       Stock Funds
                                                       ----------------------------------------------------------------
                                                       Growth and Income Fund

                                                       Class A
                                                       ----------------------------------------------------------------
                                                       1998(1)      1997(2)      1996(2)      1995(2)      1994(2)
Net asset value, beginning of period  ............... $  18.86     $  17.82     $  15.91     $   13.52    $   14.01
                                                       ---------    ---------    ---------   ----------   ----------
Income From Investment Operations:
 Net investment income (loss)   .....................     0.08         0.10         0.14          0.20         0.16
 Net gain or loss on securities
 (both realized and unrealized)    ..................     2.84         4.58         3.06          4.26        (0.34)
                                                       ---------    ---------    ---------   ----------   ----------
 Total from investment operations  ..................     2.92         4.68         3.20          4.46        (0.18)
                                                       ---------    ---------    ---------   ----------   ----------
Less Distributions:
 Dividends (from net investment income)  ............    (0.08)       (0.10)       (0.14)        (0.20)       (0.16)
 Distributions (from realized capital gains) ........     0.00        (3.53)       (1.15)        (1.87)       (0.12)
 Distributions (in excess of realized gains) ........     0.00        (0.01)        0.00          0.00        (0.03)
                                                       ---------    ---------    ---------   ----------   ----------
 Total distributions   ..............................    (0.08)       (3.64)       (1.29)        (2.07)       (0.31)
                                                       ---------    ---------    ---------   ----------   ----------
Net asset value, end of period  ..................... $  21.70     $  18.86     $  17.82     $   15.91    $   13.52
                                                       =========    =========    =========   ==========   ==========
Total return(5)  ....................................    15.52%       26.32%       20.16%        33.06%       (1.24)%
Ratios/Supplemental Data:
 Net assets, end of period (000's)  ................. $217,503     $173,796     $138,604     $  93,061    $  69,590
 Ratio of expenses to average
 net assets (annualized)(7) .........................     1.07%        1.10%        1.16%        1.24%         1.04%
 Ratio of net investment income to average
 net assets (annualized)  ...........................     0.85%        0.51%        0.82%        1.26%         1.21%
 Portfolio turnover rate (Note 5)  ..................    39.18%      118.26%       86.66%      125.28%       123.64%
 Average commission rate paid(6) .................... $ 0.0600     $ 0.0601     $ 0.0602           --            --



                                                                   Class B
                                                       -------------------------------------------------------------
                                                       1993(2)     1998(1)       1997(2)     1996(2)      1995(2)

Net asset value, beginning of period  ............... $   13.45    $  18.80      $ 17.78     $  15.89     $   13.52
                                                      ---------    --------      -------     --------     ---------
Income From Investment Operations:
 Net investment income (loss)   .....................      0.22        0.03         0.04         0.06          0.10
 Net gain or loss on securities
 (both realized and unrealized)  ....................      1.17        2.83         4.55         3.05          4.26
                                                      ---------    --------      -------     --------     ---------
 Total from investment operations  ..................      1.39        2.86         4.59         3.11          4.36
                                                      ---------    --------      -------     --------     ---------
Less Distributions:
 Dividends (from net investment income)  ............     (0.22)      (0.03)       (0.03)       (0.07)      (0.12)
 Distributions (from realized capital gains) ........     (0.59)       0.00        (3.53)       (1.15)      (1.87)
 Distributions (in excess of realized gains) ........     (0.02)       0.00        (0.01)        0.00          0.00
                                                      ---------    --------      -------     --------     ---------
 Total distributions   ..............................     (0.83)      (0.03)       (3.57)       (1.22)      (1.99)
                                                      ---------    --------      -------     --------     ---------
Net asset value, end of period  ..................... $   14.01    $  21.63      $ 18.80     $  17.78     $   15.89
                                                      =========    ========      =======     ========     =========

Total return(5)  ....................................     10.40%      15.23%       25.82%       19.60%        32.32%
Ratios/Supplemental Data:
 Net assets, end of period (000's) .................. $  59,392    $ 20,293      $18,227     $ 12,427     $   4,292
 Ratio of expenses to average
 net assets (annualized)(7) .........................      1.06%       1.57%        1.49%        1.66%         1.75%
 Ratio of net investment income to average
 net assets (annualized)  ...........................      1.59%       0.36%        0.14%        0.29%         0.84%
 Portfolio turnover rate (Note 5)  ..................    178.91%      39.18%      118.26%       86.66%       125.28%
 Average commission rate paid(6) ....................        --    $ 0.0600      $0.0601     $ 0.0602            --



                                                      1994(3)

Net asset value, beginning of period  ............... $   13.04
                                                      ----------
Income From Investment Operations:
 Net investment income (loss)   .....................      0.02
 Net gain or loss on securities
 (both realized and unrealized)  ....................      0.67
                                                      ----------
 Total from investment operations  ..................      0.69
                                                      ----------
Less Distributions:
 Dividends (from net investment income)  ............     (0.06)
 Distributions (from realized capital gains) ........     (0.12)
 Distributions (in excess of realized gains) ........     (0.03)
                                                      ----------
 Total distributions   ..............................     (0.21)
                                                      ----------
Net asset value, end of period  ..................... $   13.52
                                                      ==========
Total return(5)  ....................................      5.32%
Ratios/Supplemental Data:
 Net assets, end of period (000's) .................. $   1,460
 Ratio of expenses to average
 net assets (annualized)(7) .........................      1.66%
 Ratio of net investment income to average
 net assets (annualized)  ...........................      0.71%
 Portfolio turnover rate (Note 5)  ..................    123.64%
 Average commission rate paid(6) ....................        --



(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31.

(3) For the period July 1, 1994 (inception of operations) to December 31, 1994.

(4) For the period  October 1, 1993  (inception of  operations)  to December 31,
    1993

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Initiating with fiscal year 1996, the Funds are required to disclose their average commission rate per share for purchases and sales of equity securities.

(7) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:


                                Class A                                         Class B
Period Ended                    1998(1) 1997    1996    1995    1994    1993    1998(1) 1997    1996    1995    1994
----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund   ......  1.07%   1.10%   1.16%   1.24%   1.28%   1.36%   1.63%   1.69%   1.83%   2.39%   3.25%
Strategic Growth Fund    ......  1.16%   1.21%   1.31%   1.65%   1.74%   2.23%   1.71%   1.82%   2.12%   3.25%   3.25%

48                                          The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Strategic Growth Fund

Class A
-------------------------------------------------------------------------------
1998(1)       1997(2)       1996(2)       1995(2)       1994(2)       1993(4)

$  16.36      $  14.01      $  12.69      $  10.00      $  10.14      $  10.00
---------     ---------     ---------     ---------     ----------    ---------

    0.06          0.11          0.13          0.10          0.11          0.05

    2.21          3.65          2.88          2.82         (0.14)         0.14
---------     ---------     ---------     ---------     ----------    ---------
    2.27          3.76          3.01          2.92         (0.03)         0.19
---------     ---------     ---------     ---------     ----------    ---------

    0.00         (0.11)        (0.13)        (0.09)        (0.11)        (0.05)
    0.00         (1.30)        (1.56)        (0.14)         0.00          0.00
    0.00          0.00          0.00          0.00          0.00          0.00
---------     ---------     ---------     ---------     ----------    ---------
    0.00         (1.41)        (1.69)        (0.23)        (0.11)        (0.05)
---------     ---------     ---------     ---------     ----------    ---------
$  18.63      $  16.36      $  14.01      $  12.69      $  10.00      $  10.14
=========     =========     =========     =========     ==========    =========
   13.88%        26.89%        23.72%        29.14%        (0.28)%        1.94%

$ 78,232      $ 54,310      $ 22,253      $ 12,223      $  6,471      $  4,168

    1.16%         1.21%         1.31%         1.62%         1.17%         0.00%

    0.68%         0.86%         1.08%         1.03%         1.25%         2.66%
   44.04%        85.55%        119.87%       73.32%        54.01%         6.41%
$ 0.0588      $ 0.0582      $  0.0597           --            --            --



-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


Class B
-------------------------------------------------------------------------------
1998(1)       1997(2)       1996(2)       1995(2)       1994(2)       1993(4)

$  16.36      $  16.22      $  13.92      $  12.63      $   9.98      $   9.92
---------     ---------     ---------     ---------     ----------    ---------

    0.06          0.02          0.05          0.07          0.03         (0.05)

    2.21          2.15          3.60          2.85          2.82          0.21
---------     ---------     ---------     ---------     ----------    ---------
    2.27          2.17          3.65          2.92          2.85          0.16
---------     ---------     ---------     ---------     ----------    ---------

    0.00          0.00         (0.05)        (0.07)        (0.06)        (0.10)
    0.00          0.00         (1.30)        (1.56)        (0.14)         0.00
    0.00          0.00          0.00          0.00          0.00          0.00
---------     ---------     ---------     ---------     ----------    ---------
    0.00          0.00         (1.35)        (1.63)        (0.20)        (0.10)
---------     ---------     ---------     ---------     ----------    ---------
$  18.63      $  18.39      $  16.22      $  13.92      $  12.63      $   9.98
=========     =========     =========     =========     ==========    =========
   13.88%        13.38%        26.23%        23.13%        28.58%         1.57%

$ 78,232      $ 13,700      $ 12,344      $  5,689      $  2,332      $    327

    1.16%         1.66%         1.71%         1.81%         2.14%         1.80%

    0.68%         0.19%         0.37%         0.59%         0.56%         0.82%
   44.04%        44.04%        85.55%       119.87%        73.32%        54.01%
$ 0.0588      $ 0.0588      $ 0.0582      $ 0.0597            --            --

Financial Highlights                                                   selected data for a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------


                                                  Stock Funds
                                                  ----------------------------------------------------------------------------------
                                                  Global Growth Fund

                                                  Class A                                   Class B
                                                  ----------------------------------------------------------------------------------
                                                  1998(1)       1997(2)       1996(3)       1998(1)       1997(2)       1996(3)
Net asset value, beginning of period ...........  $  12.69      $  10.96      $  10.14      $  12.55      $  10.91      $  10.14
                                                  --------      --------      --------      --------      --------      --------
Income From Investment Operations:
 Net investment income (loss) ..................      0.04          0.02          0.01          0.00         (0.05)        (0.03)
 Net gain or loss on securities
 (both realized and unrealized) ................      1.83          2.65          1.10          1.81          2.63          1.08
                                                  --------      --------      --------      --------      --------      --------
 Total from investment operations ..............      1.87          2.67          1.11          1.81          2.58          1.05
                                                  --------      --------      --------      --------      --------      --------
Less Distributions:
 Dividends (from net investment income) ........      0.00          0.00         (0.01)         0.00          0.00          0.00
 Distributions (from realized capital gains) ...      0.00         (0.84)        (0.27)         0.00         (0.84)        (0.27)
 Distributions (in excess of realized gains) ...      0.00         (0.10)        (0.01)         0.00         (0.10)        (0.01)
                                                  --------      --------      --------      --------      --------      --------
 Total distributions ...........................      0.00         (0.94)        (0.29)         0.00         (0.94)        (0.28)
                                                  --------      --------      --------      --------      --------      --------
Net asset value, end of period .................  $  14.56      $  12.69      $  10.96      $  14.36      $  12.55      $  10.91
                                                  ========      ========      ========      ========      ========      ========
Total return(5) ................................     14.74%        24.35%        10.89%        14.42%        23.64%        10.34%
Ratios/Supplemental Data:
 Net assets, end of period (000's) .............  $ 38,879      $ 29,468     $  13,552      $  6,219      $  5,691      $  2,210
 Ratio of expenses to average
 net assets (annualized)(7)  ...................      1.53%         1.62%         1.51%         2.04%         2.14%         2.24%
 Ratio of net investment income to average
 net assets (annualized) .......................      0.57%         0.14%         0.13%         0.04%        (0.40)%       (0.75)%
 Portfolio turnover rate (Note 5) ..............     34.71%        63.62%        64.89%        34.71%        63.62%        64.89%
 Average commission rate paid(6) ...............  $ 0.0232      $ 0.0029      $ 0.0052     $  0.0232      $ 0.0029      $ 0.0052


(1) For the six months ended June 30, 1998 (unaudited).

(2) For the year ended December 31.

(3) For the period April 30, 1996 (effective date of registration) to December 31, 1996.

(4) For the period  April 30, 1997  (inception  of  operations)  to December 31,
    1997.

(5) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(6) Initiating with fiscal year 1996, the Funds are required to disclose their average commission rate per share for purchases and sales of equity securities.

(7) Effective January 10, 1990, the Distributor and Adviser for the Atlas Funds agreed to temporarily cap (or waive) their management and 12b-1 fees and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been as follows:


                               Class A                                      Class B
Period Ended                   1998(1) 1997    1996    1995   1994   1993   1998(1) 1997    1996    1995   1994
-------------------------------------------------------------------------------------------------------------------
Global Growth Fund  .........  1.53%   1.66%   2.36%    NA     NA     NA    2.22%   2.48%   3.25%    NA    NA
Emerging Growth Fund   ......  1.63%   1.88%    NA      NA     NA     NA    2.62%   3.25%    NA      NA    NA

50                                      The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------
Emerging Growth Fund

Class A                     Class B
---------------------------------------------------------------
1998(1)       1997(4)       1998(1)       1997(4)

$  13.00      $  10.00      $  12.93      $  10.00
--------      --------      --------      --------

   (0.05)        (0.05)        (0.09)        (0.12)

    1.16          3.05          1.15          3.05
--------      --------      --------      --------
    1.11          3.00          1.06          2.93
--------      --------      --------      --------

    0.00          0.00          0.00          0.00
    0.00          0.00          0.00          0.00
    0.00          0.00          0.00          0.00
--------      --------      --------      --------
    0.00          0.00          0.00          0.00
--------      --------      --------      --------
$  14.11      $  13.00      $  13.99      $  12.93
========      ========      ========      ========
    8.54%        30.00%         8.20%        29.30%

$ 17,796      $ 10,028      $  2,340      $  2,235

    1.49%         1.49%         2.11%         2.23%

   (0.66)%       (0.59)%       (1.28)%       (1.35)%
   45.79%        17.06%        45.79%        17.06%
$ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600

Notes to Financial Statements                         June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     Atlas Assets, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and offering twelve portfolios. The Company currently consists of the Atlas U.S. Treasury Money Fund, the Atlas California Municipal Money Fund, the Atlas National Municipal Money Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Strategic Income Fund, the Atlas Balanced Fund, the Atlas Growth and Income Fund, the Atlas Strategic Growth Fund, the Atlas Global Growth Fund, and the Atlas Emerging Growth Fund (a "Fund", or collectively, the "Funds"). All Funds are diversified with the exception of the Atlas California Municipal Money Fund and the Atlas California Municipal Bond Fund which are non-diversified. The Funds offer two classes of shares, Class A and Class B, with the exception of Atlas California Municipal Money Fund and Atlas National Municipal Money Fund which offer only Class A shares. Class A shares are offered at net asset value at the time of purchase while all Class B shares may be subject to a contingent deferred sales charge. Both share classes have equal rights and privileges but have separate distribution plans, class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class B shares will automatically convert to Class A shares sixty months after purchase.

     The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   a. Investment Valuation: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations. Securities for which quotations are not readily available (which constitute the majority of the Bond Funds' securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established are reviewed by the Company's officers under the general supervision of the Directors of the Company. There are a number of pricing services available and the Directors, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

         Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less. As such, all of the Money Fund securities are valued at amortized cost, which approximates value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the bid and asked prices.

         Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date.

   b. Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 1998, Atlas Strategic Income Fund holds securities in default with an aggregate market value of $26,913, representing less than 0.04% of the Fund's net assets.

--------------------------------------------------------------------------------

   c. Municipal Bonds or Notes with "Puts": The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put". In determining the weighted average maturity of the Money Funds' portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

   d. Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for purposes of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

   e. Federal Income Taxes: It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

   f. Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

   g. Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Common expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class. Other expenses are charged to each Fund as incurred on a specific identification basis and then allocated amongst the share classes or charged to the share class to which the expense is directly attributable.

   h. Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made periodically. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds declare and reinvest dividends daily and pay them monthly. The Bond Funds declare dividends daily and reinvest and pay them monthly. The Stock Funds, with the exception of the Atlas Strategic Growth Fund, the Atlas Global Growth Fund and the Atlas Emerging Growth Fund, which are on an annual schedule, declare, pay and reinvest dividends quarterly. Income for the Atlas Balanced Fund, the Atlas Growth and Income Fund and the Atlas Global Growth Fund for the period ended June 30, 1998 are net of foreign withholding taxes of $3,712, $394 and $34,343, respectively. Distributions of capital gains, if any, will normally be declared and paid once a year.

   i. To-Be-Announced Securities: The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, the Fund sets aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 1998 were $28,185,111 for Atlas Government and Mortgage Securities Fund and $4,555,517 for Atlas Strategic Income Fund.

   j. Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly. These same principles apply to the sale of put options.

Notes to Financial Statements                         June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

   k. Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

         The valuation of forward contracts, which may be owned by the Stock funds and Atlas Strategic Income Fund, is based on the daily closing prices of the forward currency contract rates in the London foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

         Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and
         Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations. The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   l. Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

   m. Dollar Roll Transactions: The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase agreements ("dollar rolls"), which entail the simultaneous sale of securities with an agreement to buy back substantially similar securities at a future date at a price less than the price at which the securities were originally sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential in price between the sale price and repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. Pursuant to regulation, the funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

   n. Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: Market value of investment, other assets and liabilities -- at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates such transactions are recorded.

         The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FC's, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

   o. The Funds have previously adopted Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." In accordance with the statement, distributions in excess of realized gains have been reflected in the Statements of Changes in Net Assets as follows: Atlas Strategic Income Fund -- $39,952 in 1997 resulting from the non-deductibility under Internal Revenue Service regulations of certain wash sales and $24,754 resulting from

--------------------------------------------------------------------------------

         a difference in the required distribution amount determined under excise tax rules versus that determined under generally accepted accounting principles; Atlas Growth and Income Fund -- $47,198 in 1997 resulting from the non-deductibility under Internal Revenue Service regulations of certain wash sales; and Atlas Global Growth Fund -- $2,513 in 1997 resulting from the non-deductibility under Internal Revenue Service regulations of certain wash sales and $201,451 in 1997 resulting from a difference in the required distribution amount determined under excise tax rules versus that determined under generally accepted accounting principles.

   p. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2. Unamortized Organization Costs

     Organization costs of $35,906 incurred by the Company as of June 30, 1994 in the organization of the Class B Plan have been allocated equally to the Funds existing at that date offering Class B shares. These costs have been deferred and are being amortized on a straight line basis over a period of five years from July 1994.


3. Unrealized Appreciation/Depreciation -- Tax Basis


     As of June 30, 1998,  each Fund had the following  unrealized  appreciation
(depreciation) for federal income tax purposes (in 000's):


                                                           California    National      California     National       U.S. Government
                                            U.S. Treasury  Municipal     Municipal     Municipal      Municipal      and Mortgage
                                            Money Fund     Money Fund    Money Fund    Bond Fund      Bond Fund      Securities Fund
                                            ----------------------------------------------------------------------------------------
Unrealized appreciation ................    $       0      $       0     $       0     $  13,653      $   4,035      $   4,372
Unrealized depreciation ................    $       0      $       0     $       0     $     (34)     $     (16)     $     (82)
                                            ----------------------------------------------------------------------------------------
Net unrealized appreciation ............    $       0      $       0     $       0     $  13,619      $   4,019      $   4,290
                                            ========================================================================================
Cost of securities for federal
income tax purposes ....................    $  57,140      $  43,357     $   5,402     $ 194,302      $  58,202      $ 232,365
                                            ========================================================================================



                                              Strategic      Balanced       Growth and     Strategic      Global Growth  Emerging
                                              Income Fund    Fund           Income Fund    Growth Fund    Fund           Growth Fund
                                              ------------------------------------------------------------------------------------
Unrealized appreciation .................     $   1,503      $  13,984      $  54,190      $  14,389      $   9,743      $   2,952
Unrealized depreciation .................     $  (1,292)     $    (764)     $  (3,533)     $  (1,313)     $  (2,834)     $    (850)
                                              ------------------------------------------------------------------------------------
Net unrealized appreciation .............     $     211      $  13,220      $  50,657      $  13,076      $   6,909      $   2,102
                                              ====================================================================================
Cost of securities for federal
income tax purposes .....................     $  73,315      $  71,734      $ 186,645      $  78,797      $  38,775      $  18,371
                                              ====================================================================================

                                                                                                                                  55

Notes to Financial Statements                         June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

4. Share Transactions


     The following is a summary of share transactions for the periods ended June
30, 1998 and December 31, 1997 (in 000's):

                                               U.S. Treasury                               California Municipal  National Municipal
                                               Money Fund                                  Money Fund            Money Fund

                                               Class A               Class B               Class A               Class A
                                               1998       1997       1998       1997       1998       1997       1998       1997
                                               ------------------------------------------------------------------------------------
Sold ...................................        24,391     68,098        174        516     16,759     35,350      1,297      4,628
Issued in reinvestment of
dividends ..............................         1,283      2,850          4          5        593      1,301         81        195
Redeemed ...............................       (28,819)   (76,384)      (140)      (477)   (20,473)   (29,255)    (2,548)    (5,758)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) ................        (3,145)    (5,436)        38         44     (3,121)     7,396     (1,170)      (935)
                                               ====================================================================================



                                                 California Municipal                         National Municipal
                                                 Bond Fund                                    Bond Fund

                                                 Class A                Class B               Class A                 Class B
                                                 1998       1997        1998      1997        1998        1997        1998      1997
                                               ------------------------------------------------------------------------------------
Sold ...................................         1,596      1,246         14        212        367        276          8         88
Issued in reinvestment of
dividends  .............................           270        569         10         20         89        185          5          9
Issued in connection with a
reorganization (Note 7) ................          N/A       1,480        N/A         51        N/A        851         N/A        22
Redeemed ...............................        (1,222)    (2,155)       (25)       (62)      (362)      (647)       (13)       (19)
                                               ====================================================================================
Net increase (decrease) ................           644      1,140         (1)       221         94        665          0        100
                                               ====================================================================================


                                                 U.S. Government and Mortgage
                                                 Securities Fund

                                                 Class A                  Class B
                                                 1998       1997          1998      1997
                                               -------------------------------------------
Sold ...................................         1,742      1,295         12        173
Issued in reinvestment of
dividends  .............................           394        861         14         26
Issued in connection with a
reorganization (Note 7) ................          N/A         342         N/A        31
Redeemed ...............................        (2,179)    (4,897)       (57)      (106)
                                               ===========================================
Net increase (decrease) ................           (43)    (2,399)       (31)       124
                                               ===========================================



                                                 Strategic Income Fund                       Balanced Fund

                                                 Class A                Class B              Class A                Class B
                                                 1998       1997        1998      1997       1998       1997        1998       1997
                                               ------------------------------------------------------------------------------------
Sold ...................................         5,750      5,282         49      1,057      1,746      1,293         18        299
Issued in reinvestment of
dividends ..............................           198        271         28         58         65        169          8         29
Redeemed ...............................        (1,261)    (1,680)      (103)      (128)      (304)      (368)       (20)       (45)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) ................         4,687      3,873        (26)       987      1,507      1,094          6        283
                                               ====================================================================================


                                                 Growth and Income Fund

                                                 Class A                  Class B
                                                 1998       1997          1998      1997
                                               -------------------------------------------
Sold ...................................         1,455      1,523         23        185
Issued in reinvestment of
dividends  .............................            38      1,468          2        151
Redeemed ...............................          (685)    (1,554)       (56)       (65)
                                               -------------------------------------------
Net increase (decrease) ................           808      1,437        (31)       271
                                               ===========================================



                                                 Strategic Growth Fund                        Global Growth Fund

                                                 Class A                Class B               Class A                 Class B
                                                 1998       1997        1998      1997        1998        1997        1998      1997
                                               ------------------------------------------------------------------------------------
Sold ...................................         1,133      1,732         25        329        539      1,291          7        238
Issued in reinvestment of
dividends ..............................             0        263          0         58          0        159          0         31
Redeemed ...............................          (253)      (264)       (41)       (35)      (191)      (364)       (27)       (18)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) ................           880      1,731        (16)       352        348      1,086        (20)       251
                                               ====================================================================================


                                                 Emerging Growth Fund

                                                 Class A                  Class B
                                                 1998       1997(1)       1998      1997(1)
                                               -------------------------------------------
Sold ...................................           577        816          7        182
Issued in reinvestment of
dividends  .............................             0          0          0          0
Redeemed ...............................           (87)       (44)       (44)        (9)
                                               -------------------------------------------
Net increase (decrease) ................           490        772         (6)       173
                                               ===========================================


(1)For the period  April 30, 1997  (inception  of  operations)  to December  31,
   1997.

--------------------------------------------------------------------------------

5. Purchases and Sales of Securities


     Aggregate   purchases  and  sales  of  securities   (excluding   short-term
securities) for the period ended June 30, 1998 were as follows (in 000's):

                                      California     National         California       National          U.S. Government
                    U.S. Treasury     Municipal      Municipal        Municipal        Municipal         and Mortgage
                    Money Fund        Money Fund     Money Fund       Bond Fund        Bond Fund         Securities Fund
                    -------------     ----------     -------------    -------------    -------------     -------------
Purchases ........   $          0      $       0     $          0     $     30,836     $     12,373      $     30,792
Sales ............   $          0      $       0     $          0     $     22,509     $     10,847      $     35,552
                    -------------     ----------     -------------    -------------    -------------     -------------

                    Strategic         Balanced       Growth and       Strategic        Global            Emerging
                    Income Fund       Fund           Income Fund      Growth Fund      Growth Fund       Growth Fund
                    -------------     ----------     -------------    -------------    -------------     -------------
Purchases ........   $     99,121      $  13,813     $     95,558     $     38,011     $     20,656      $     11,851
Sales ............   $     77,741      $   3,848     $     78,391     $     27,906     $     13,297      $      6,405
                    -------------     ----------     -------------    -------------    -------------     -------------


     At  June  30,  1998  the  following   Funds  had  capital  loss  carryovers
approximating these amounts for federal income tax purposes (in 000's):

                                                       Expiring December 31,
                                                      -----------------------------------------------------
                                                       2001      2002        2003        2004        2005
U.S. Treasury Money Fund  ...........................  $   -     $     -     $     -     $    10     $   5
National Municipal Bond Fund    .....................  $   -     $     2     $    --     $     -     $   -
U.S. Government and Mortgage Securities Fund   ......  $ 487     $ 5,195     $ 7,507     $ 1,491     $ 280
Emerging Growth Fund   ..............................  $   -     $     -     $     -     $     -     $  28

     Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

6. Transactions With Affiliates and Related Parties

     Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the U.S. Government and Mortgage Securities Fund and the U.S. Treasury Money Fund and supervises the provision of similar services to the Atlas Municipal Funds by Boston Safe Advisers, Inc. and to the Atlas Stock Funds and Atlas Strategic Income Fund by OppenheimerFunds, Inc. (together, the "Subadvisers"). Each Fund pays the Adviser a management fee for the investment management services who, in turn, pays the Subadvisers. The management fee is based on an annual rate, equal to a percentage of each Fund's average daily net assets, and is paid monthly as follows: .50% of assets up to $500 million and .475% of assets over $500 million for the Money Funds; .55% of assets up to $500 million and .50% of assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of assets up to $100 million, .60% of assets of the next $400 million and .50% of assets over $500 million for the Stock Funds other than Atlas Global Growth Fund and Atlas Emerging Growth Fund; .75% of assets up to $100 million, .70% of assets of the next $400 million and .65% of assets over $500 million for the Atlas Strategic Income Fund; and .80% of assets up to $100 million, .75% of assets of the next $400 million and .70% of assets over $500 million for the Atlas Global Growth Fund and the Atlas Emerging Growth Fund.

     Atlas Securities, Inc. (the "Distributor") acts as principal underwriter for all classes of shares of each Fund pursuant to a Principal Underwriting Agreement which provides for a commission to be paid on the redemption of Class B shares held less than five years of the Stock and Bond Funds and the U.S. Treasury Money Fund. The Distributor also receives payments under separate Distribution Plans (the "Class A Plan" and "Class B Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Class A Plan, the Company may reimburse the Distributor up to a maximum of .25% per year of average daily Class A net assets in each Fund, payable on a quarterly basis. Under the Class B Plan, the maximum rate is .75% per year of average daily Class B net assets in each Fund and is payable on a monthly basis.

     Due to voluntary expense waivers in effect during the period ended June 30, 1998, 12b-1 fees relating to Class A shares were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to .25% per annum. Such fees

Notes to Financial Statements                         June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

under the Class B Plan were assessed and paid at a rate of .75% per annum. Class A 12b-1 fees due the Distributor were reduced in the amount of $208,233. Management fees due the Adviser were reduced by $231,850. The Adviser also absorbed $61,317 of other Fund expenses during the period. During the period ended June 30, 1998, the Distributor received $51,226 for contingent deferred sales charges paid by sellers of Class B shares. Such sales charges are not an expense of the Funds and thus are not reflected in the accompanying Statements of Operations.

     The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and directors of the Company are also officers and/or directors of the Adviser and the Distributor.

     At June 30, 1998, Golden West Financial Corporation owned 80,862 Class A shares in the California Municipal Bond Fund, 45,162 shares in the National Municipal Bond Fund and 116,324 shares in the Emerging Growth Fund.

7. Reorganizations

     On December 5, 1997,  California  Municipal Bond Fund,  National  Municipal
Bond Fund and U.S.  Government and Mortgage  Securities Fund acquired all of the assets of California  Insured  Intermediate  Municipal  Fund,  National  Insured
Intermediate Municipal Fund and U.S. Government Intermediate Fund, respectively, pursuant  to separate  Agreements  and Plans of  Reorganization  approved by the shareholders of each acquired fund on November 24, 1997. Information relative to the  transfer of assets and  exchange  of shares is  summarized  below.  The net assets of California Insured  Intermediate Fund,  National Insured  Intermediate
Fund and U.S. Government  Intermediate Fund included net unrealized appreciation
(depreciation)   of  $403,011,   $221,521  and  $(13,671),   respectively.   The
transactions  qualified  as  tax-free  reorganizations  for  federal  income tax purposes.

                                                                                                       Combined
                                                       Share     Shares        Value of          Net Assets on
Merged Fund/Surviving Fund                             Class     Issued        Issued Shares     December 5, 1997
------------------------------------------------------ -------   -----------   ---------------   -----------------
California Insured Intermediate Municipal Fund/
 California Municipal Bond Fund  ..................... A         1,480,175       $ 16,888,793      $ 194,353,610
                                                       B            50,846       $    580,661      $   7,802,691
National Insured Intermediate Municipal Fund/
 National Municipal Bond Fund ........................ A           850,763       $  9,809,295      $  58,188,472
                                                       B            21,768       $    250,984      $   3,134,813
U.S. Government Intermediate Fund/
 U.S. Government and Mortgage Securities Fund   ...... A           342,216       $  3,487,178      $ 203,355,324
                                                       B            31,035       $    316,243      $   7,195,556

8. Concentrations of Credit Risk

     There are certain concentrations of credit risk, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors as follows:

     The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

     The U.S. Government and Mortgage Securities Fund has a concentration in Federal Home Loan Mortgage Corporation and Federal National Mortgage Association securities.

     The U.S. Treasury Money Fund has a concentration in United States Treasury obligations.

     Industry and sector concentrations greater than 10% of a Fund's net assets at June 30, 1998 are as follows:

     The California Municipal Money Fund has 15.09% in housing, 12.90% in industrial development, 11.05% in airport/seaport and 10.33% in public power.

     The National Municipal Money Fund has 21.00% in health, 16.64% in industrial development and 10.00% in general obligation bonds.

58    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     The California Municipal Bond Fund has 18.53% in water/sewer, 11.50% in general obligation bonds, 10.92% in public power and 10.73% in airport/seaport.

     The National Municipal Bond Fund has 20.02% in general obligation bonds, 14.20% in public power, 12.34% in education and 11.00% in health.

     The  Balanced   Fund  and  Global  Growth  Fund  have  15.93%  and  15.92%, respectively, in banks.

     The Emerging Growth Fund has 20.02% in computer software and 10.52% in telecommunications.

9. Forward Contracts

    Open forward contracts in the Funds to purchase and sell foreign currencies as of June 30, 1998 were as follows:

                                                      Contract
                                Settlement            Amount               Valuation as     Unrealized
                                Date                  (000's)              of 6/30/98       Gain (Loss)
                                -------------------------------------------------------------------------
Strategic Income Fund:
------------------------------
Contracts to Buy:
------------------------------
Australian Dollar  ............ 07/20/98-07/22/98         550      AUD      $   341,471      $    (976)
British Pound Sterling   ...... 07/01/98-07/06/98         891      GBP        1,486,435          8,574
European Currency Unit   ...... 07/15/98                  167      ECU          183,293          2,688
German Deutsche Mark  ......... 06/29/98-07/15/98       2,157      DEM        1,195,188        (18,119)
Japanese Yen.   ............... 07/10/98-07/31/98      58,270      JPY          422,904         15,058
Malaysian Ringgit  ............ 08/28/98-09/21/98         584      MYR          137,166         (7,406)
New Zealand Dollar    ......... 07/01/98-07/22/98         370      NZD          192,131         (2,101)
Philippine Peso    ............ 07/10/98                3,031      PHP           72,804           (146)
Polish Zloty    ............... 06/17/98                   24      PLZ            6,883            353
                                                                            ------------     ---------
                                                                            $ 4,038,275         (2,075)
                                                                            ============     ---------
Contracts to Sell:
------------------------------
Australian Dollar  ............ 07/20/98-07/22/98         405      AUD      $   251,501            843
British Pound Sterling   ...... 07/01/98-07/06/98         898      GBP        1,498,981         (8,751)
European Currency Unit   ...... 07/15/98                  167      ECU          183,293         (1,213)
German Deutsche Mark  ......... 07/06/98-07/15/98       1,728      DEM          957,480          8,766
Greek Drachma   ............... 07/17/98-07/20/98      35,000      GRD          114,620         (1,835)
Japanese Yen    ............... 07/10/98-07/31/98      84,210      JPY          611,300          6,116
Malaysian Ringgit  ............ 08/28/98-09/21/98         584      MYR          137,166         15,138
New Zealand Dollar    ......... 07/01/98-07/22/98       1,020      NZD          529,970          2,325
Philippine Peso    ............ 07/10/98                3,031      PHP           72,804          2,037
South African Rand    ......... 07/06/98                1,202      ZAR          201,188         28,163
                                                                            ------------     ---------
                                                                            $ 4,558,303         51,589
                                                                            ============     ---------
Net unrealized gain   .........                                                              $  49,514
                                                                                             =========
Global Growth Fund:
------------------------------
Contracts to Buy:
------------------------------
French Franc    ............... 7/31/98                 1,002      FRF      $   165,906      $     199
Japanese Yen    ............... 06/29/98                  790      JPY            5,718           (430)
Portuguese Escudo  ............ 07/01/98               16,577      PTE           89,716           (182)
Singapore Dollar   ............ 06/29/98                   73      SGD           43,391           (788)
                                                                            ------------     ---------
                                                                            $   304,731         (1,201)
                                                                            ============     ---------
Contracts to Sell:
------------------------------
French Franc    ............... 06/30/98                3,391      FRF      $   560,365          3,931
Swiss Franc  .................. 07/06/98                1,429      CHF          943,066         56,934
                                                                            ------------     ---------
                                                                            $ 1,503,431         60,865
                                                                            ============     ---------
Net unrealized gain   .........                                                              $  59,664
                                                                                             =========

                                                                                                    59

Notes to Financial Statements                         June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

10. Futures Contracts

     The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

     The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

     Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market variation margin.

     Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject. Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

     As of June 30, 1998, the Atlas Strategic Income Fund had outstanding futures contracts to purchase debt securities as follows:

                                                Number of                     Unrealized
                                 Expiration     Futures                       Appreciation/
Contracts to Purchase:           Date           Contracts     Valuation       (Depreciation)
-------------------------------- -------------------------------------------------------------
U.S. Treasury Bonds    ......... 09/98          27            $ 3,337,031        $ 49,312
German Government Bonds   ...... 09/98          1             $   150,091             (71)
                                                                                 --------
                                                                                 $ 49,241
                                                                                 ========


11. Options Transactions

     The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options my be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

     A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

     A Fund may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option.

     Premiums received are recorded as a liability which is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

--------------------------------------------------------------------------------

     Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations. The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised.

     The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction.

     Written option transactions in the Funds for the period ended June 30, 1998 were as follows:

                                                 Call Options                Put Options
                                                 --------------------------  -------------------------------
                                                 Number of     Amount of     Number of           Amount of
                                                 Options       Premiums      Options             Premiums
                                                 -----------------------------------------------------------
Strategic Income Fund:
-----------------------------------------------
Options outstanding at December 31, 1997  ......        0      $      0          54,409,500      $   7,319
Options written   ..............................  776,500         6,119         136,031,600         32,502
Options closed or expired  ..................... (776,500)       (6,119)       (190,190,500)       (32,221)
Options exercised    ...........................        0             0                   0              0
                                                 ---------     --------       -------------      ---------
Options outstanding at June 30, 1998   .........        0      $      0             250,600      $   7,600
                                                 =========     ========       =============      =========

12. Illiquid and Restricted Securities


     The Funds may invest in securities that are illiquid or restricted. These securities are not registered under the Securities Act of 1933, may be acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof, as determined under methods approved by the Board of Directors, would exceed 10% of its net assets. At June 30, 1998, the value of these securities and the resulting percentage of net assets amounted to $15,048,388 or 7.21% in the Atlas U.S. Government and Mortgage Securities Fund and $2,275,380 or 3.27% in the Atlas Strategic Income Fund. Certain Funds own restricted securities which have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

                                                                              61

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